As filed with the Securities and Exchange Commission on April 16, 1998

                           Registration No. 333-01153


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      (X)
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                                      -----
                       POST-EFFECTIVE AMENDMENT NO. 2 (X)
                                      -----

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                      (X)

                                 Amendment No. 4
                                      (X)
                        (Check appropriate box or boxes)


                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:

                              James F. Jorden, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805


 It is proposed that this filing will become effective (check appropriate space)

         Immediately upon filing pursuant to paragraph (b) of Rule 485.
            X On May 1, 1998 , pursuant to paragraph (b) of Rule 485.
         60 days after filing pursuant to paragraph (a) of Rule 485. On
            , pursuant to paragraph (a)(i) of Rule 485. 75 days after
             filing pursuant to paragraph (a)(ii) of Rule 485. On ,
                   pursuant to paragraph (a)(ii) of Rule 485.

                      If appropriate, check the following:

          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                                          PROSPECTUS CAPTION

1.       Cover Page..........................                                           Cover Page

2.       Definitions.........................                                           Definitions

3.       Synopsis............................                                           Variable  Annuity  Fee  Table;
         Key
                                                                                Features of the Annuity

     4.   Condensed Financial Information.....                                  Condensed Financial
                                                                                Information; Performance Data
5.       General Description of
           Registrant, Depositor and
           Portfolio Companies...............                                   Great-West Life & Annuity
                                                                                Insurance Company and the
                                                                                Series  Account; The Eligible
                                                                                Funds; Voting Rights

     6.   Deductions and Expenses............                                   Charges and Deductions;
                                                                                Appendix A; Distribution of the
                                                                                Contracts

7.       General Description of
           Variable Annuity Contracts........                                   Key Features of the Annuity; The
                                                                                Eligible Funds; The Guarantee
Period Fund; Application and
                                                                                Contributions; Transfers; Death
                                                                                Benefit; Payment Options;
                                                                                Rights  Reserved by the
                                                                                Company; Statement of
                                                                                Additional Information

8.       Annuity Period......................                                           Payment Options

9.       Death Benefit.......................                                           Death Benefit

     10.  Purchases and Contract Value........                                  Application and Contributions;
                                                                                Annuity Account Value

11.      Redemptions.........................                                           Cash Withdrawals; Payment
                                                                                Options; Key Features of the
                                                                                Annuity

12.      Taxes...............................                                           Federal Tax Matters

13.      Legal Proceedings...................                                   Legal Proceedings

14.      Table of Contents of
           Statement of Additional
           Information.......................                                           Available Information

                                                                                STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                          INFORMATION CAPTION

15.      Cover Page..........................                                           Cover Page

16.      Table of Contents...................                                           Table of Contents

17.      General Information and
           History...........................                                   General Information; Great-West
                                                                                Life & Annuity Insurance
                                                                                Company and      Variable
                                                                                Annuity-1 Series Account

18.      Services............................                                           Services

19.      Purchase of Securities
           Being Offered.....................                                           Not Applicable

20.      Underwriters........................                                           Services - Principal Underwriter

21.      Calculation of
           Performance Data..................                                   Calculation of Performance Data

22.      Annuity Payments....................                                   Calculation of Annuity Payments

23.      Financial Statements................                                   Financial Statements


                                                    PART A

                                     INFORMATION REQUIRED IN A PROSPECTUS

                                 THE SCHWAB VARIABLE ANNUITY(TM)
                    A FLEXIBLE PREMIUM DEFERRED FIXED AND VARIABLE ANNUITY
                                        Distributed by
                                  CHARLES SCHWAB & CO., INC.
                         ---------------------------------------------
                                           Issued by
                                   GREAT-WEST LIFE & ANNUITY
                                       INSURANCE COMPANY


This prospectus describes interests under a flexible premium deferred annuity contract, The Schwab Variable Annuity (the "Contract"). The Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company (the "Company"). Participation in a group contract will be accounted for by the issuance of a certificate showing an interest under the group contract. The certificate and the individual contract are hereafter both referred to as the "Contract."


Your investment in the Contract may be allocated among twenty-five Investment Divisions of the Variable Annuity-1 Series Account ("Series Account") and the available Guarantee Periods under the Guarantee Period Fund. The Investment
Divisions invest in various underlying funds (open-end investment companies) offered by fund families such as Federated, INVESCO, Janus, Lexington, Berger, Alger, Schwab Funds, Stein Roe, Strong, Montgomery, American Century, SAFECO, Van Eck and Van Kampen. You also have the option of allocating some or all of your investment in the Contract to the Guarantee Period Fund which allows you to select one or more Guarantee Periods, each of which offers you a specified interest rate for a specified period. There may be a market value adjustment on the amounts withdrawn from the Guarantee Period Fund. The Guarantee Period Fund may not be available in all states.

The minimum  initial  investment is $5,000  ($2,000 if an IRA) or $1,000 if made
under  an  Automatic   Contribution   Plan  ("ACP").   The  minimum   subsequent
Contribution is $500 (or $100 per month if made under an ACP).


There are no sales charges, redemption, surrender or withdrawal charges. The Contract provides a Free Look Period of 10 days (30 days for replacement policies) from your receipt of the Contract (or longer, if required by state law), during which time you may cancel your investment in the Contract. During the Free Look Period, all Contributions allocated to an Investment Division will be allocated first to the Schwab Money Market Investment Division and will remain there until the next Transaction Date following the end of the Free Look Period. Contributions to the Guarantee Period Fund will be allocated immediately into the specified Guarantee Period(s).

Your Variable Account Value will increase or decrease based on the investment performance of the options you select. You bear the entire investment risk under the Contract prior to the annuity commencement date for all amounts in your Variable Sub-Accounts. While there is a guaranteed death benefit, there is no guaranteed or minimum Variable Account Value on amounts allocated to Investment Divisions. Therefore, the Annuity Account Value you receive could be less than the total amount of your Contributions.

Amounts allocated to the Guarantee Period Fund may be subject to a Market Value Adjustment which could result in receipt of less than your Contributions if you surrender, Transfer, make a partial withdrawal, apply amounts to purchase an annuity or take a distribution upon the death of the Owner or Annuitant before a Guarantee Period Maturity Date. Whether such a result actually occurs depends on the timing of the transaction, the amount of the Market Value Adjustment and the interest rate credited. The interest rate in subsequent Guarantee Periods may be more or less than the rate of a previous Guarantee Period.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.



                            Prospectus Dated May 1, 1998


The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

To Place Orders and for Account Information: Contact the Schwab Annuity Service Center at 800-838-0650 or P.O. Box 7666, San Francisco, California 94120-7666.


About This Prospectus: This Prospectus concisely presents important information you should have before investing in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated , 1998 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, and may be obtained without charge by contacting the Schwab Annuity Service Center at 800-838-0650 or P.O. Box 7666, San Francisco, California 94120-7666.

   To learn more about this product, you may obtain the Statement of Additional Information which has been filed with the Securities and Exchange Commission
   (SEC) along with other
                                           related
                materials on the SEC's Internet Web site (http://www.sec.gov).

                                       TABLE OF CONTENTS

                                                                                        Page


DEFINITIONS.................................................................................iv
KEY FEATURES OF THE ANNUITY................................................................. 1
VARIABLE ANNUITY FEE TABLE...................................................................
CONDENSED FINANCIAL INFORMATION..............................................................

GREAT-WEST LIFE & ANNUITY  INSURANCE COMPANY
           AND THE SERIES ACCOUNT ...........................................................7
THE ELIGIBLE FUNDS...........................................................................8
THE GUARANTEE PERIOD FUND...................................................................12
THE MARKET VALUE ADJUSTMENT.................................................................15
APPLICATION AND CONTRIBUTIONS.............................................................. 16
ANNUITY ACCOUNT VALUE ......................................................................17
TRANSFERS...................................................................................18
CASH WITHDRAWALS............................................................................21
TELEPHONE TRANSACTIONS......................................................................22
DEATH BENEFIT...............................................................................22
CHARGES AND DEDUCTIONS......................................................................25
PAYMENT OPTIONS.............................................................................27
FEDERAL TAX MATTERS ........................................................................31
ASSIGNMENTS OR PLEDGES......................................................................36
PERFORMANCE DATA ...........................................................................36
DISTRIBUTION OF THE CONTRACTS...............................................................37
SELECTED FINANCIAL DATA.....................................................................38
VOTING RIGHTS.............................................................................. 48
RIGHTS RESERVED BY THE COMPANY..............................................................49
LEGAL PROCEEDINGS ..........................................................................49
LEGAL MATTERS...............................................................................49
EXPERTS ....................................................................................50
AVAILABLE INFORMATION.......................................................................50
APPENDIX A..................................................................................50
APPENDIX B..................................................................................50
FINANCIAL STATEMENTS.......................................................................F-1


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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.
--------------------------------------------------------------------------


                         The Contract is not available in all states.

 --------------------------------------------------------------------------

                                 DEFINITIONS
 --------------------------------------------------------------------------

Accumulation Period - The period between the Effective Date and the Payment Commencement Date.

Annuitant - The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. If a Contingent Annuitant is named, then the Annuitant will be considered the Primary Annuitant. While the Annuitant is living and at least 30 days prior to the annuity commencement date, the Owner may, by Request, change the Annuitant.

Annuity Account - An account established by the Company in the name of the Owner that reflects all account activity under this Contract.

Annuity Account Value - The sum of the Variable and Fixed Sub-Accounts credited to the Owner under the Annuity Account; less Transfers, partial withdrawals, amounts applied to an annuity option, periodic withdrawals, charges deducted under the Contract and, less Premium Tax, if any.

Annuity Payment Period - The period beginning on the annuity commencement date and continuing until all annuity payments have been made under the Contract.

Annuity Unit - An accounting measure used to determine the dollar value of any variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan ("ACP") - A plan which allows for automatic periodic Contributions. The Contribution amount will be withdrawn from a designated pre-authorized account and automatically credited to the Annuity Account.

Beneficiary - The person(s) designated by the Owner, in the application, or as subsequently changed by the Owner by Request, to receive any death benefit which may become payable under the terms of the Contract. If the surviving spouse of an Owner is the surviving Joint Owner, the surviving spouse will become the Beneficiary upon such Owner's death and may elect to take the death benefit, if any, or elect to continue the Contract in force.

Company - Great-West Life & Annuity Insurance Company, the issuer of this annuity, located at 8515 East Orchard Road, Englewood, Colorado 80111.

Contingent Annuitant - The person named in the application, unless later changed by the Owner by Request while the Annuitant is alive and before annuity payments have commenced, who becomes the Annuitant when the Primary Annuitant dies. No new Contingent Annuitant may be designated after the death of the Primary Annuitant.

Contributions - Purchase amounts received under the Contract and allocated to the Fixed or Variable Sub-Account(s) prior to any Premium Tax or other deductions.

Effective Date - The date on which the first Contribution is credited to the Annuity Account.

Eligible Fund - A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.

Fixed   Sub-Accounts  -  The  subdivision(s)  of  the  Owner's  Annuity  Account reflecting the value of Contributions made to a fixed interest investment option available under the Contract and any Fixed Sub-Account Riders.

Guarantee Period - One of the periods of time available in the Guarantee Period Fund during which the Company will credit a stated rate of interest. The Company may stop offering any term at any time for new Contributions. Amounts allocated to one or more Guaranteed Periods may be subject to a Market Value Adjustment.

Guarantee Period Fund - A Fixed Sub-Account in which amounts allocated will be credited a stated rate of interest for the applicable Guarantee Period(s).

Guarantee Period Maturity Date - The last day of any Guarantee Period.

Guaranteed Interest Rate - The minimum interest rate applicable to each Fixed Sub-Account equal to an annual effective rate in effect at the time the Contribution is made and as reflected in written confirmation of the Contribution. This is the minimum rate allowed by law and is subject to change in accordance with changes in applicable law.

Individual Retirement Annuity (IRA) - An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.

Investment Division - A division of the Series Account containing the shares of an Eligible Fund. There is an Investment Division for each Eligible Fund.

Market Value Adjustment - An adjustment which may be made to amounts paid out before the Guarantee Period Maturity Date due to surrenders, partial withdrawals, Transfers, amounts applied to the periodic withdrawal option or to purchase an annuity, and distributions resulting from death of the Owner or Annuitant, as applicable. The Market Value Adjustment may increase or decrease the amount payable on one of the above-described distributions. A negative adjustment may result in an effective interest rate lower than the applicable Guaranteed Interest Rate and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made. The Market Value Adjustment is detailed on page 15.

Non-Qualified Annuity Contract - An annuity contract which is not intended to be part of a qualified retirement plan and is not intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.

Owner (Joint Owner) or You - The person(s), while the Annuitant is living, named in the Contract Data Page who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased as an IRA, the Owner and the Annuitant must be the same individual and no Joint Owner may be named. Any reference to Owner in the singular tense shall include the plural, and vice versa, as applicable.

Payment Commencement Date - The date on which annuity payments or periodic withdrawals commence under a payment option. The Payment Commencement Date must be at least one year after the Effective Date of the Contract. If a Payment Commencement Date is not shown on the Contract Data Page, annuity payments will commence on the first day of the month of the Annuitant's 91st birthday. The Payment Commencement Date may be changed by the Owner within 60 days prior to commencement of annuity payments or it may be changed by the Beneficiary upon the death of the Owner. If this is an IRA, payments which satisfy the minimum distribution requirements of the Internal Revenue Code of 1986, as amended, must begin no later than the Owner's attainment of age 70 1/2.

Premium Tax - The amount of tax, if any, charged by a state or other governmental authority.

Request - Any written, telephoned, or computerized instruction in a form satisfactory to the Company and received at the Schwab Annuity Service Center (or other annuity service center subsequently named) from the Owner or the Owner's designee (as specified in a form acceptable to the Company) or the Beneficiary (as applicable) as required by any provision of the Contract or as required by the Company. All Requests are subject to any action taken or payment made by the Company before it was processed.

Schwab Annuity Service Center - P.O. Box 7666, San Francisco, California 94120-7666, telephone 800-838-0650.

Series Account - The segregated account established by the Company under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Simplified Employee Pension - An individual retirement annuity (IRA) which may accept contributions from one or more employers under a retirement savings program intended to satisfy the requirements of Section 408(k) of the Internal Revenue Code of 1986, as amended.

Surrender Value - The Annuity Account Value with a Market Value Adjustment, if applicable, on the effective date of the surrender, less Premium Tax, if any.

Transaction Date - The date on which any Contribution or Request from the Owner will be processed by the Company at the Schwab Annuity Service Center. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer - The moving of money from and among the Investment Division(s) and the Guaranteed Period Fund.

Variable Account Value - The sum of the values of the Variable Sub-Accounts credited to the Owner under the Annuity Account.

Variable Sub-Accounts - The sub-division(s) of the Owner's Annuity Account containing the value credited to the Owner under the Annuity Account from an Investment Division.

We, our, us, or GWL&A:  Great-West Life & Annuity Insurance Company.

 ----------------------------------------------------------------------------

                          KEY FEATURES OF THE ANNUITY



 ----------------------------------------------------------------------------


The Contract currently allows you to invest in your choice of twenty-five different Investment Divisions offered by fourteen different mutual fund investment advisers. You can also invest in the Guarantee Period Fund. Your Annuity Account Value allocated to an Investment Division will vary with the investment performance of the Investment Division you select. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.

Who should invest. The Contract is designed for investors who are seeking long-term tax deferred asset accumulation with a wide range of investment options. The Contract can be used for retirement or other long-term investment purposes. The deferral of income taxes is particularly attractive to investors in high federal and state tax brackets who have already fully taken advantage of their ability to make IRA contributions or "pre-tax" contributions to their employer sponsored retirement or savings plans.


A Wide Range of Variable Investment Choices. The Contract gives you an opportunity to select among twenty-five different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds
cover a wide range of investment objectives as follows:

Investment Objective                        Eligible Funds

Aggressive Growth                           SteinRoe Special Venture Fund
                     Janus Aspen Aggressive Growth Portfolio
                  Alger American Small Capitalization Portfolio

American Century VP Capital Appreciation
                                            Berger IPT-Small Company Growth Fund
                                            Strong Discovery Fund II


International Aggressive Growth                    Montgomery Variable Series: International
                                             Small Cap Fund

                                            Lexington Emerging Markets Fund


Growth                                      Montgomery Variable Series: Growth Fund
                     Schwab MarketTrack Growth Portfolio II
                                            Janus Aspen Growth Portfolio
                                            Alger American Growth Portfolio


International Growth                        Janus Aspen Worldwide Growth Portfolio
                                            American Century VP International

Index                                       Schwab S&P 500 Portfolio

Growth & Income                             SAFECO RST Equity Portfolio
                                            Federated American Leaders Fund II


Real Estate                                 Van Kampen American Capital Life Investment Trust-
                                              Morgan Stanley Real Estate Securities Portfolio


Equity Income                               Federated Utility Fund II
                     INVESCO VIF-Industrial Income Portfolio

Balanced/Asset Allocation                   INVESCO VIF-Total Return Portfolio

Hard Assets                                 Van Eck Worldwide Hard Assets Fund

High Yield Bond                                    INVESCO VIF-High Yield Portfolio

Government Bond                             Federated Fund for U.S. Government Securities II

Money Market                                Schwab Money Market Portfolio


The distinct investment objectives and policies for each Eligible Fund are more fully described in their individual fund prospectuses which are available from the Schwab Annuity Service Center, P.O. Box 7666, San Francisco, California 94120-7666, or via telephone at 1-800-838-0650.

The Guarantee Period Fund. The Contract also gives you an opportunity to allocate your Contributions and to transfer your Annuity Account Value to the Guarantee Period Fund. However, the Guarantee Period Fund may not be available in all states or jurisdictions where the Contract is sold. Please consult wiht your representative or call the Schwab Annuity Service Center for more information. This Fixed Sub-Account option is comprised of Guarantee Periods, each of which has its own stated rate of interest and its own maturity date. The stated rate of interest for the Guarantee Period will depend on the date the Guarantee Period is established and the duration of the Guarantee Period you select from among those available. The rates declared are subject to a minimum (Guaranteed Interest Rate), but the Company may declare higher rates (the stated rate of interest). The Guaranteed Interest Rate will be disclosed in the written confirmation. The stated rate of interest will not be less than the Guaranteed Interest Rate and will also be disclosed in the written confirmation. Amounts withdrawn or transferred from a Guarantee Period prior to the Guarantee Period Maturity Date may be subject to a Market Value Adjustment. (See "Market Value Adjustment," page 15.)

How to Invest. You must complete a Contract application form in order to invest in the Contract and you must pay by check or instruct us to transfer funds from your Schwab account. The minimum initial investment is $5,000 (or $2,000 if in an IRA). Subsequent investments must be at least $500. The minimum initial investment may be reduced to $1,000 should the Owner agree to make additional $100 per month minimum recurring deposits through an ACP.


Free Look Period. The Contract provides for a Free Look Period which allows you to cancel your investment generally within 10 days (30 days for replacement policies) of your receipt of the Contract. You can cancel the Contract during the Free Look Period by delivering or mailing the Contract to the Schwab Annuity Service Center. The cancellation is not effective unless we receive a notice which is postmarked before the end of the Free Look Period. If the Contract is returned, the Contract will be void from the start and the greater of: (a) Contributions received less surrenders, withdrawals and distributions, or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded. These procedures may vary where required by state law. (See "Application and Contributions," page 16.)

Allocation of the Initial Investment. Any initial Contribution allocated to an Investment Division (other than certain 1035 exchanges - see "Application and Contributions," page 16) will be allocated to the Schwab Money Market Portfolio until the next Transaction Date following the end of the Free Look Period. At that time, the Variable Account Value will be allocated to the Investment Divisions in accordance with your instructions. (See "Annuity Account Value," page 17.) Your initial investment in the Guarantee Period Fund will be immediately allocated to the Guarantee Period(s) specified in the application.

Charges and Deductions Under the Contract. The Contract is a "no load" variable annuity and, as such, imposes no sales charges, redemption or withdrawal charges.


There is a Mortality and Expense Risk Charge at an effective annual rate of 0.85% of the value of the net assets in the Variable Account. A Contract Maintenance Charge of $25 will be deducted annually from your Annuity Account Value for policies with less than $50,000 in assets. There will be a transfer fee of $10 for each Transfer in excess of twelve Transfers per calendar year. (See "Charges and Deductions," page 25.)


Depending on your state of residence, we may deduct a charge for Premium Tax from purchase payments or amounts withdrawn or at the Payment Commencement Date. (See "Charges and Deductions," page 25.)

The Market Value Adjustment may increase or decrease the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the stated rate of interest for the Guarantee Period and the Guaranteed Interest Rate and the value of the Guarantee Period being less than Contribution(s). (See "Market Value Adjustment," page 15).

Switching  Investments.  You  may  switch  Contributions  among  the  Investment
Divisions or Guarantee Period Fund as often as you like with no immediate tax consequences. You may make a Transfer Request to the Schwab Annuity Service Center. A transfer fee may apply. (See "Charges and Deductions," page 25.) Amounts Transferred out of a Guarantee Period prior to the Guarantee Period Maturity Date may be subject to a Market Value Adjustment. (See "Market Value Adjustment," page 15.)

Full and Partial Withdrawals. You may withdraw all or part of your Annuity Account Value before the earlier of the annuity commencement date you selected or the Annuitant's or Owner's death. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax. Withdrawals of amounts allocated to a Guarantee Period prior to the Guarantee Period Maturity Date may be subject to Market Value Adjustment. (See "Market Value Adjustment," page 15.) The minimum partial withdrawal prior to the Market Value Adjustment is $500. There is no limit on the number of withdrawals made. The Company may delay payment of withdrawals from your Variable Sub-Accounts by up to 7 days and may delay withdrawals from the Guarantee Period Fund by up to 6 months. (See "Cash Withdrawals," page 21.)

Annuity Options. Beginning on the first day of the month immediately following the annuity commencement date you select, you may elect to receive annuity payments on a fixed or variable basis. (The default date is the first day of the month that the Annuitant attains age 91.) A wide range of annuity options are available to provide flexibility in choosing an annuity payment schedule that meets your particular needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments. (See "Payment Options," page 27.)

Death Benefit. The amount of the death benefit, if payable before annuity payments commence, will be the greater of (a) the Annuity Account Value with a Market Value Adjustment, if applicable, as of the date a Request for payment is received, less Premium Tax, if any; or (b) the sum of Contributions paid, less partial withdrawals and Periodic Withdrawals, less charges deducted under the Contract, if any, less Premium Tax, if any. (See "Death Benefit," page 22.)

Customer Service. Schwab's professional representatives are available toll-free to assist you. If you have any questions about your Contract, please telephone the Schwab Annuity Service Center (800-838-0650) or write to the Schwab Annuity Service Center at P.O. Box 7666, San Francisco, California 94120-7666. All inquiries should include the Contract number and the Owner's name. As a Contract Owner you will receive periodic statements confirming any transactions relating to your Contract, as well as a quarterly statement and an annual report.

                                  VARIABLE ANNUITY FEE TABLE

        The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Investment Divisions as well as of the Eligible Funds. The table assumes that the entire Annuity Account Value is allocated to one or more Investment Divisions. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions," page 25 of this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, Premium Tax may be applicable.


Contract Owner Transaction Expenses1

               Sales Load                                               None
               Surrender Fee                                            None
               Transfer Fee (First 12 Per Year)2                        None
               Annual Contract Maintenance Charge3                      $25.00

Investment Division Annual Expenses1
(as a percentage of average Variable
Account assets)

               Mortality and Expense Risk Charge                        0.85%
               Administrative Expense Charge                            0.00%
               Other Fees and Expenses of the Variable Account          0.00%
                                                                        -----
               Total Investment Division Annual Expenses                0.85%

--------

     1  The  Contract  Owner  Transaction   Expenses  apply  to  each  Contract,
regardless of how the Annuity Account Value is allocated. The Investment Division Annual Expenses do not apply to the Guarantee Period Fund.

     2 There is a $10 fee for each transfer in excess of twelve in any calendar year.

    3 The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000. This charge may also be waived for Contracts issued under certain sponsored arrangements.

                     Eligible Fund Annual Expenses (1)
  (as a percentage of Eligible Fund net assets, after expenses reimbursements)


                                                                                   Total
                                                          Management     Other         12b-1       Eligible
Fund
                                                           Fees           Expenses      Fees        Expenses


         Portfolio



        Alger American Growth Portfolio                     .75%           .04%              0%       .79%

        Alger American Small

        Capitalization Portfolio                             .85%           .04%              0%       .89%

        American Century VP
          Capital Appreciation                              1.00%           0%                0%       1.00%
        American Century VP
          International                                     1.50%           0%               0%        1.50%

        Berger IPT-Small
          Company Growth Fund                                 .0%           1.15%            0%          1.15%

        Federated American
               Leaders Fund II                               .66%          .19%                0%           .85%

        Federated Fund for U.S. Government Securities II     .15%          .65%                0%        .80%
        Federated Utility Fund II                            .48%           .37%          0%          .85%
        INVESCO VIF-High Yield Portfolio                     .60%          .23%           0%         .83%
        INVESCO VIF-Industrial Income Portfolio             .75%          .16%            0%        .91%
        INVESCO VIF-Total Return Portfolio                   .75%          .17%           0%        .92%

        Janus Aspen Aggressive

           Growth Portfolio                                   .73%        .03%           0%          .76%
        Janus Aspen Growth Portfolio                        .65%          .05%           0%         .70%
        Janus Aspen Worldwide
          Growth Portfolio                                   .66%          .08%           0%           .74%
        Lexington Emerging Markets Fund                       .85%         .99%           0%         1.84%
        Montgomery Variable Series: Growth Fund2               0%            .34%          0%        .34%

        Montgomery Variable Series:

          International Small Cap Fund2                      0%               0%           0%           0%
        SAFECO RST Equity Portfolio                         .73%            .02%         0%         .75%
        Schwab MarketTrack Growth Portfolio II               .0%           .75%           0%          .75%
        Schwab Money Market Portfolio                        .25%          .25%               0%       .50%
        Schwab S&P 500 Portfolio                             . 0%          .28%               0%    .28%
        SteinRoe Special Venture Fund                         .50%          .23%           0%         .73%
        Strong Discovery Fund II                              1.00%        .18%           0%         1.18%
        Van Eck Worldwide Hard Assets Fund3                  1.00%         .17%           0%         1.17%
        Van Kampen American Capital Life
         Investment Trust-Morgan Stanley Real
         Estate Securities Portfolio                         1.00%        .07%          0%1.07%

---------------------------------


(1) The figures  given above  (other than for the  Montgomery  Variable  Series:
Growth Fund, Montgomery Variable Series: International Small Cap Fund - see note 2, below) reflect the amounts deducted after expense offset arrangements, if any, from the Eligible Funds during1997. From time to time, an Eligible Fund's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain expenses. For a more complete description of the Eligible Funds' fees and expenses, see the Eligible Funds' prospectuses. As of the date of this Prospectus, certain fees are being waived or expenses are being assumed, in each case on a voluntary basis. Without such waivers or reimbursements, the total Eligible Fund annual expenses that would have been incurred for the last completed fiscal year would be: 5.81% for Berger IPT-Small Company Growth Fund; .94% for Federated American Leaders Fund II; 1.25% for Federated Fund for U.S. Government Securities II; 1.12% for Federated Utility
Fund  II;  .94%  for  INVESCO  VIF-High  Yield   Portfolio;   .97%  for  INVESCO
VIF-Industrial  Income Portfolio;  1.10% for INVESCO VIF-Total Return Portfolio;
 .78% for Janus Aspen Aggressive Growth Portfolio; .78% for Janus Aspen Growth Portfolio; .81% for Janus Aspen Worldwide Growth Portfolio; 1.91% for Lexington Emerging Markets Fund; and .71% for Schwab Money Market Portfolio; .93% for Schwab S&P 500 Portfolio and 1.99% for Schwab MarketTrack Growth Portfolio II. See the Eligible Funds' prospectuses for a discussion of fee waiver and expense reimbursements. 2 For the Montgomery Variable Series: Growth Fund and Montgomery Variable Series: International Small-Cap Fund, the fund manager has agreed to reduce management fees, if necessary, to keep total annual operating expenses to 1.25% and 1.50%, respectively. The fund manager may also voluntarily further reduce management fees and other expenses to increase the return to the Funds' investors and voluntarily elected to do so in 1997. Without such reimbursements, the total Eligible Fund expenses that would have been incurred for the last completed fiscal year would be: 1.97% for the Montgomery Variable Series: Growth Fund and 3.50% for the Montgomery Variable Series: International Small-Cap Fund. 3 Other Expenses are net of soft dollar credits. Without such credits, Other Expenses would have been .18% and Total Eligible Fund Expenses would have been 1.18%

                                            Examples(1)

If you retain, annuitize, or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets:



Investment Divisions                               1 Year                3 Years    5 Years    Ten Years

Alger American Growth Portfolio                    $ 8.30                 $27.11     $49.42    $123.72

Alger American Small

  Capitalization Portfolio                         $ 9.35                 $30.50     $55.54    $138.69
American Century VP Capital Appreciation           $10.50                 $34.21     $62.24    $154.99
American Century VP International                  $15.75                 $50.93     $92.21    $226.87
Berger IPT-Small Company Growth Fund                $12.08                $39.25     $71.31    $176.93
Federated American Leaders Fund II                 $ 8.93                 $29.14     $53.10    $132.72
Federated Fund for U.S. Government Securities II   $ 8.40                $27.45      $50.04    $125.22
Federated Utility Fund II                          $ 8.93                 $29.14     $53.10    $132.72
INVESCO VIF-High Yield Portfolio                   $ 8.72                 $28.47     $51.88    $129.72
INVESCO VIF-Industrial Income Portfolio            $ 9.56                 $31.17     $56.76    $141.67
INVESCO VIF-Total Return Portfolio                 $ 9.66                 $31.51     $57.37    $143.15

Janus Aspen Aggressive

   Growth Portfolio                                $ 7.98                 $26.09     $47.58    $119.19
Janus Aspen Growth Portfolio                       $ 7.35                $24.05      $43.89     $110.11

Janus Aspen Worldwide

  Growth Portfolio                                 $ 7.77                 $25.41     $46.35    $116.17
Lexington Emerging Markets Fund                    $19.32                 $62.16    $112.17    $273.73
Montgomery Variable Series: Growth Fund            $ 3.57                 $11.75     $21.51    $54.44

Montgomery Variable Series:

  International Small-Cap Fund                     $ 0.00                 $0.00      $0.00      $0.00
SAFECO RST Equity Portfolio                        $ 7.88                 $25.75     $46.97    $117.68
Schwab MarketTrack Growth Portfolio II             $ 7.88                $25.75      $46.97    $117.68
Schwab Money Market Portfolio                      $ 5.25                 $17.23     $31.51    $79.43
Schwab S&P 500 Portfolio                           $ 2.94                 $ 9.68     $17.74    $44.97
SteinRoe Special Venture Fund                      $ 7.67                 $25.07     $45.74    $114.66
Strong Discovery Fund II                           $12.39                 $40.26     $73.11    $181.28
Van Eck Worldwide Hard Assets Fund                 $12.39                 $40.26     $73.11    $181.28
Van Kampen American Capital Life
  Investment Trust-Morgan Stanley Real
  Estate Securities Portfolio                      $11.24                $36.57      $66.48    $165.27





THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

These examples assume that no premium taxes have been assessed (although premium taxes may be applicable - see "Premium Tax," page 26).

(1) The Eligible Fund Annual Expenses and these examples are based on data provided by the Eligible Funds. The Company has no reason to doubt the accuracy or completeness of that data, but the Company has not verified the Eligible Funds' figures. In preparing the Eligible Fund Expense table and the Examples above, the Company has relied on the figures provided by the Eligible Funds.

47
                                Condensed Financial Information
                             Selected Data for Accumulation Units
                                Outstanding Through Each Period
                               For the Years Ended December 31,



Investment Division                   1997             1996
-------------------                   ----             ----

Alger American Growth                 $10.24
Value at beginning of period          $12.76           $10.00
Value at end of period                                 $10.24
Number of accumulation units          417,162.09
outstanding at end of period                           1,166.64

Alger American Small-Cap              $10.09
Value at beginning of period          $11.14           $10.00
Value at end of period                                 $10.09
Number of accumulation units          337,576.93
outstanding at end of period                           4,080.46

American Century VP Capital           $ 9.61
Appreciation                          $ 9.22           $10.00
Value at beginning of period                           $ 9.61
Value at end of period                82,255.58
Number of accumulation units                           30,139.13
outstanding at end of period

American Century VP International     $10.49
Value at beginning of period          $12.35           $10.00
Value at end of period                                 $10.49
Number of accumulation units          298,156.62
outstanding at end of period                           13,399.99

Berger Small Company Growth           $10.00
Federated American Leaders Fund       $13.75
IIValue at beginning of period
Value at end of period                124,653.31
Number of accumulation units
outstanding at end of period
Federated American Leaders Fund II
Value at beginning of period          $10.42
Value at end of period                $13.67           $10.00
Number of accumulation units                           $10.42
outstanding at end of period          1,426,437.13
                                                       65,888.88
Federated Utility Fund II
Value at beginning of period          $10.00
Value at end of period                $12.45
Number of accumulation units
outstanding at end of period          168,289.28

Federated Fund for U.S.
Government Securities II              $ 9.97
Value at beginning of period          $10.71           $10.00
Value at end of period                                 $ 9.97
Number of accumulation units          815,966.27
outstanding at end of period                           9,330.15


INVESCO VIF - High Yield              $10.39
Value at beginning of period          $12.09           $10.00
Value at end of period                                 $10.39
Number of accumulation units          1,360,680.67
outstanding at end of period                           52,043.52

INVESCO VIF - Industrial Income       $10.44
Value at beginning of period          $13.27           $10.00
Value at end of period                                 $10.44
Number of accumulation units          1,271,028.35
outstanding at end of period                           68,873.87

INVESCO VIF - Total Return            $10.27
Value at beginning of period          $12.52           $10.00
Value at end of period                                 $10.27
Number of accumulation units          996,949.40
outstanding at end of period                           3,927.31

Janus Aspen Aggressive Growth         $ 9.89
Value at beginning of period          $11.05           $10.00
Value at end of period                                 $ 9.89
Number of accumulation units          331,141.90
outstanding at end of period                           6,698.73

Janus Aspen Growth                    $10.26
Value at beginning of period          $12.49           $10.00
Value at end of period                                 $10.26
Number of accumulation units          1,335,813.25
outstanding at end of period                           93,598.79

Janus Aspen Worldwide Growth          $10.42
Value at beginning of period          $12.62           $10.00
Value at end of period                                 $10.42
Number of accumulation units          2,208,663.79
outstanding at end of period                           51,892.38

Lexington Emerging Markets            $10.26
Value at beginning of period          $ 9.00           $10.00
Value at end of period                                 $10.26
Number of accumulation units          309,521.91
outstanding at end of period                           18,281.42

Montgomery Variable Series:
International Small-Cap               $10.51
Value at beginning of period          $ 9.89           $10.00
Value at end of period                                 $10.51
Number of accumulation units          208,496.59
outstanding at end of period                           3,230.28

Montgomery Variable Series:
Growth                                $10.35
Value at beginning of period          $13.20           $10.00
Value at end of period                                 $10.35
Number of accumulation units          643,624.38
outstanding at end of period                           11,226.77
SAFECO RST Equity
Value at beginning of period          $10.00
Value at end of period                $11.83
Number of accumulation units
outstanding at end of period          357,176.26

Schwab
Asset Director - HighMarketTrack      $10.35
Growth                                $12.79           $10.00
Value at beginning of period                           $10.35
Value at end of period                284,530.36
Number of accumulation units                           16,525.39
outstanding at end of period

Schwab Money Market                   $10.07
Value at beginning of period          $10.49           $10.00
Value at end of period                                 $10.07
Number of accumulation units          4,114,002.58
outstanding at end of period                           297,045.95

Schwab S&P 500                        $10.52
Value at beginning of period          $13.81           $10.00
Value at end of period                                 $10.52
Number of accumulation units          2,115,859.53
outstanding at end of period                           62,674.08

SteinRoe                              $10.27
                                      $10.98           $10.00
Capital AppreciationSpecial Venture                    $10.27
Value at beginning of period          952,879.99
Value at end of period                                 70,715.11
Number of accumulation units
outstanding at end of period

Strong Discovery Fund II              $10.44
Value at beginning of period          $11.53           $10.00
Value at end of period                                 $10.44
Number of accumulation units          211,488.12
outstanding at end of period                           24,613.07

Van Eck Worldwide Hard Assets         $10.31
Value at beginning of period          $10.04           $10.00
Value at end of period                                 $10.31
Number of accumulation units          132,622.35
outstanding at end of period                           2,220.85

Van Kampen American Capital
LIT-Morgan Stanley Real Estate
Securities Portfolio                  $10.00
Value at beginning of period          $10.56
Value at end of period
Number of accumulation units          176,075.27
outstanding at end of period

  ----------------------------------------------------------------------------

                  GREAT-WEST LIFE  & ANNUITY INSURANCE COMPANY
                             AND THE SERIES ACCOUNT
  ----------------------------------------------------------------------------

Great-West Life & Annuity Insurance Company  ("GWL&A")

        The Company is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to
Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

        GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico and 49 states in the United States.

     GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

The Series Account

        The Variable Annuity-1 Series Account ("Series Account") was established by the Company as a separate account under the laws of the State of Colorado on July 24, 1995. The Series Account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940, as amended ("1940 Act"), as a unit investment trust. The Series Account meets the definition of a "separate account" under the federal securities laws. However, such registration does not involve supervision of the management of the Series Account or the Company by the Commission.

        The Company does not guarantee the investment performance of the Series Account. The portion of the Annuity Account Value attributable to the Series Account and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, the Contract Owner bears the full investment risk for all Contributions allocated to the Series Account.

        The Series Account is administered and accounted for as part of the general business of the Company; but the income, capital gains, or capital losses of each Investment Division are credited to or charged against the assets held in that Investment Division in accordance with the terms of the Contract, without regard to other income, capital gains or capital losses of any other Investment Division or arising out of any other business the Company may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business the Company may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of the Company.


        The Series Account currently has twenty-five Investment Divisions available for allocation of Contributions. If, in the future, the Company determines that marketing needs and investment conditions warrant, it may establish additional Investment Divisions which will be made available to Owners to the extent and on a basis to be determined by the Company, (See "Addition, Deletion, or Substitution," page 12). Each Investment Division invests in shares of an Eligible Fund, each having a specific investment objective.


 ----------------------------------------------------------------------------

                              THE ELIGIBLE FUNDS
 ----------------------------------------------------------------------------

        The Eligible Funds described below are offered exclusively for use as funding vehicles for insurance products and, consequently, are not publicly available mutual funds. Each Eligible Fund has separate investment objectives and policies. As a result, each Eligible Fund operates as a separate investment portfolio and the investment performance of one Eligible Fund has no effect on the investment performance of any other Eligible Fund. See the Eligible Funds' prospectuses for more information.

The Alger American Fund


        Alger American Small Capitalization Portfolio: Seeks long-term capital appreciation by investing at least 65% of its total assets, except during temporary defensive periods, in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion; the range of market capitalization of the companies in the S&P Index at that date was $21 million to $2.934 billion. The combined range as of that date was $20 million to $2.97 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


        Alger American Growth Portfolio: Seeks long-term capital appreciation by investment of at least 65% of its total assets, except during temporary defensive periods, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

American Century Variable Portfolios, Inc.

        American Century VP Capital Appreciation: Seeks capital growth by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation. The Portfolio's investment manager intends to stay fully invested in such securities, regardless of the movement of stock prices generally.

        American Century VP International: Seeks capital growth by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The Portfolio will invest primarily in common stocks (defined to include depository receipts for common stock and other equity equivalents) of such companies. Investment in securities for foreign issues typically involves a greater degree of risk than an investment in domestic securities.

Berger Institutional Products Trust

        Berger IPT-Small Company Growth Fund: Seeks capital appreciation by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

Federated Insurance Series

        Federated American Leaders Fund II: Seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65 % of its total assets (under normal circumstances) in common stocks of "blue chip" companies.

        Federated Fund for U.S. Government Securities II: Seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

        Federated Utility Fund II: Seeks to provide high current income and moderate capital appreciation by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities.

INVESCO Variable Investment Funds, Inc.

        INVESCO VIF-Industrial Income Portfolio: Seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.

        INVESCO VIF-Total Return Portfolio: Seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

        INVESCO VIF-High Yield Portfolio: Seeks a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. These bonds and other securities are sometimes referred to as "junk bonds." The High Yield Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective.

Janus Aspen Series


        Janus Aspen Aggressive Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio normally invests at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 31, 1997, the MidCap Index included companies with capitalizations between approximately $213 million to $13.7 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.


        Janus Aspen Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective by investing in common stocks of companies of any size. This Portfolio generally invests in larger, more established issuers.

        Janus Aspen Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The Portfolio has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests in issuers from at least five different countries, including the United States; however, it may at times invest in fewer than five countries or even a single country.

Lexington Emerging Markets Fund, Inc.

        Lexington Emerging Markets Fund: Seeks long term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. For purposes of its investment objective, the Fund considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing. The Fund may also invest in equity securities and equivalents traded in any market of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries or markets or sales made in such countries.

Montgomery Variable Series


        Montgomery Growth Fund: Seeks capital appreciation by investing, under normal conditions, at least 65% of its total assets in the equity securities of domestic corporations. Although such companies may be of any size and industry, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and the potential for substantial growth.


        Montgomery International Small Cap Fund: Seeks capital appreciation by investing at least 65% of its total assets (under normal conditions) in equity securities of companies outside the United States having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade.

SAFECO Resource Series Trust


        SAFECO RST Equity Portfolio: Seeks long-term growth of capital and reasonable current income. The Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks of larger, established companies that are proven performers. In selecting stocks for the portfolio, the fund manager looks for companies that have demonstrated consistent earnings growth as well as attractive dividend income. This fund may be a good choice if you are seeking attractive total returns but are uncomfortable with a more aggressive fund.


Schwab Annuity Portfolios

        Schwab Money Market Portfolio: Seeks maximum current income consistent with liquidity and stability of capital. It seeks to achieve its objective by investing in short-term money market instruments. This Portfolio is neither insured nor guaranteed by the United States Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


        Schwab MarketTrack Growth Portfolio II: Seeks to provide high capital growth with less volatility than an all stock portfolio. The MarketTrack Growth Portfolio seeks to meet its investment objective by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.


        Schwab S&P 500 Portfolio: Seeks to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks (the "Index"). The S&P 500 Fund invests primarily in the common stocks of companies composing the Index.


SteinRoe Variable Investment Trust


        SteinRoe Special Venture Fund: Seeks capital growth by investing primarily in common stocks, convertible securities, and other securities selected for prospective capital growth.


Strong Discovery Fund II, Inc.


        Strong Discovery Fund II: Seeks capital growth. The Fund's investment adviser seeks to identify emerging investment trends and attractive growth opportunities. The Fund normally emphasizes equity investments, although it has the flexibility to invest in debt obligations and short-term fixed-income securities.


Van Eck Worldwide Insurance Trust


        Van Eck Worldwide Hard Assets Fund: Seeks long-term capital appreciation by investing in hard asset securities; i.e., commodities or securities of firms involved to a significant extent (directly or indirectly) primarily in the following areas: precious metals, ferrous and non-ferrous metals, energy, forest products, real estate, and other non-agricultural commodities. The Fund seeks opportunities in all the global stock, bond, and commodity markets, including domestic markets. Income is a secondary consideration.

Van Kampen American Capital Life Investment Trust

        Van Kampen American Capital  LIT-Morgan  Stanley Real Estate  Securities
        Portfolio: Seeks long-term growth of capital. Current income is a secondary consideration. The Portfolio seeks to achieve its objectives by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts.

        The two Alger American Funds are advised by Fred Alger Management, Inc. of New York, New York. The two American Century Variable Portfolios, Inc., are advised by American Century Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds. The Berger
IPT-Small  Company  Growth  Fund is  advised  by Berger  Associates  of  Denver,
Colorado.  The three  Federated  Insurance  Series  Portfolios  are  advised  by
Federated Advisers of Pittsburgh, Pennsylvania. The three INVESCO Variable Investment Funds, Inc., Portfolios are advised by INVESCO Funds Group, Inc., of Denver, Colorado. INVESCO Trust Company is the sub-adviser for the INVESCO VIF-Industrial Income Portfolio. The three Janus Aspen Series Portfolios are advised by Janus Capital Corporation of Denver, Colorado. The Lexington Emerging Markets Fund is advised by Lexington Management Corporation of Saddle Brook, New Jersey. The two Montgomery Variable Series Funds are advised by Montgomery Asset Management, LLC of San Francisco, California. The SAFECO RST Equity Portfolio is advised by SAFECO Asset Management Company of Seattle, Washington. The three Schwab Annuity Portfolios are advised by Charles Schwab Investment Management, Inc., of San Francisco, California. The SteinRoe Special Venture Fund is advised by Stein Roe & Farnham Incorporated of Chicago, Illinois. Strong Discovery Fund II is advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin. The Van Eck Worldwide Hard Assets Fund is advised by Van Eck Associates Corporation of New York, New York. The Van Kampen American Capital LIT-Morgan Stanley Real Estate Securities Portfolio is advised by Van Kampen American Capital Asset Management, Inc.


                                              ***

        Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. THERE IS NO ASSURANCE THAT ANY OF THESE ELIGIBLE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

        The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

        Each Eligible Fund is registered with the Commission as an open-end management investment company or portfolio thereof. The Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

        Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. In the event of a material conflict, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds. See the Eligible Funds' prospectuses for more details.

        Additional information concerning the investment objectives and policies of all of the Eligible Funds and the investment advisory services and administrative services and charges can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling the Schwab Annuity Service Center at 800-838-0650, or by writing to Schwab Annuity Service Center, P.O. Box 7666, San Francisco, California 94120-7666. The Eligible Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Investment Divisions.

Addition, Deletion, or Substitution

        The Company does not control the Eligible Funds and cannot guarantee that any of the Eligible Funds will always be available for allocation of Contributions or Transfers. The Company retains the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.


        GWL&A and Schwab reserve the right to eliminate the shares of any Eligible Fund held by an Investment Division and to substitute shares of another Eligible Fund or of another investment company, for the shares of any Eligible Fund, if the shares of the Eligible Fund are no longer available for investment or if, First GWL&A and Schwab, in their discretion, determine to discontinue any Eligible Fund. To the extent required by the 1940 Act, a substitution of shares attributable to the Owner's interest in an Investment Division will not be made without prior notice to the Owners and the prior approval of the Commission. Nothing contained herein shall prevent the Series Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of Requests made by you.

        New Investment Divisions may be established when, in our discretion, marketing, tax, investment or other conditions so warrant. Any new Investment Divisions will be made available to Owners on a basis to be determined by us. Each additional Investment Division will purchase shares in a Eligible Fund or in another mutual fund or investment vehicle. We may also eliminate one or more Investment Divisions if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Investment Division is eliminated, we will notify the Owners and request a re-allocation of the amounts invested in the eliminated Investment Division.

        In the event of any such substitution or change, we may make such changes to your Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. Such changes will be made in compliance with applicable law.

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                           THE GUARANTEE PERIOD FUND
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Guarantee Period Fund

        Amounts allocated to the Guarantee Period Fund under the Contract will be deposited to, and accounted for, in a non-unitized market value separate account established by the Company under Section 10-7-401, et seq. of the Colorado Insurance Code and, accordingly, are not part of the Series Account. A non-unitized separate account is a separate account in which the Owner does not participate in the performance of the assets through unit values. Therefore, Owners allocating Contributions do not receive a unit ownership of assets accounted for in this separate account. The assets accrue solely to the benefit of the Company and any gain or loss in the separate account is borne entirely by the Company. For amounts allocated to the Guarantee Period Fund, Owners will receive the Contract guarantees made by the Company.

        Contributions allocated to or amounts transferred to the Guarantee Period Fund will establish a new Guarantee Period of a duration selected by the Owner from those currently being offered by the Company. Every Guarantee Period offered by the Company will have a duration of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date.

        Each Guarantee Period will have its own stated rate of interest and Guarantee Period Maturity Date. The stated rate of interest applicable to a Guarantee Period will depend on the date the Guarantee Period is established and the duration chosen by the Owner.

        As of the date of this Prospectus, Guarantee Periods with annual durations of 1 to 10 years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may be changed in the future; however, any such modification will not have an impact on any Guarantee Period then in effect.

        The value of amounts in each Guarantee Period is the Owner's Contributions, less Premium Tax, if any, in that Guarantee Period, plus interest earned, less amounts distributed, withdrawn (in whole or in part), Transferred or applied to an annuity option, periodic withdrawals, and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed. Any such amount withdrawn or Transferred from a Guarantee
Period will be paid in accordance with the MVA formula (See "Market Value Adjustment," page 15.)

Investments

        The Company intends to invest in assets which, in the aggregate, have characteristics, especially cash flow patterns, reasonably related to the characteristics of its liabilities. Various techniques will be used to achieve the objective of close aggregate matching of assets and liabilities. The Company will primarily invest in investment-grade fixed income securities including:

               Securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government.

               Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

               Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations, although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above.

               Commercial paper, cash or cash equivalents, and other short-term investments having a maturity of less than one year which are considered by the Company's management to have investment quality comparable to securities which may be purchased as stated above.

        In addition, the Company may invest in futures and options. Financial futures and related options thereon and options on securities are purchased solely for non-speculative hedging purposes. The Company may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized separate account in the event the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, the Company may purchase a futures contract or a call option thereon against anticipated positive cash flow or may purchase options on securities.

        WHILE THE FOREGOING GENERALLY DESCRIBES THE INVESTMENT STRATEGY FOR THE GUARANTEE PERIOD FUND, THE COMPANY IS NOT OBLIGATED TO INVEST THE ASSETS ATTRIBUTABLE TO THE GUARANTEE PERIOD FUND ACCORDING TO ANY PARTICULAR STRATEGY, EXCEPT AS MAY BE REQUIRED BY COLORADO AND OTHER STATE INSURANCE LAWS, NOR WILL THE STATED RATE OF INTEREST THAT THE COMPANY ESTABLISHES NECESSARILY RELATE TO THE PERFORMANCE OF THE NON-UNITIZED MARKET VALUE SEPARATE ACCOUNT.

Subsequent Guarantee Periods

        Prior to the date annuity payments commence, you may invest the value of amounts held in a maturing Guarantee Period in any Guarantee Period that we offer at that time. On the quarterly statement issued prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. THE GUARANTEE PERIOD AVAILABLE FOR NEW CONTRIBUTIONS MAY BE CHANGED AT ANY TIME, INCLUDING BETWEEN THE DATE OF NOTIFICATION OF A MATURING GUARANTEE PERIOD AND THE DATE A SUBSEQUENT GUARANTEE PERIOD BEGINS. Information regarding the current Guarantee Periods then available and their stated rate of interest may be obtained by calling the Schwab Annuity Service Center at:

                                        1-800-838-0650.

        If the Company receives no direction from the Contract Owner by the Guarantee Period Maturity Date, the Company will automatically allocate the amount from the maturing Guarantee Period to a Guarantee Period equal in duration to the one just ended. If at that time, the duration previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period duration. If none of the above is available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Investment Division. In any event, a Guarantee Period will not renew for a term equal in duration to the one just ended if the Guarantee Period will mature after the Payment Commencement Date. No Guarantee Period may mature later than six months after a Payment Commencement Date. For example, if a 3-year Guarantee Period matures and the Payment Commencement Date begins 1 3/4 years from the Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.

Breaking A Guarantee Period

        Any Transfer, withdrawal or the selection of an annuity option prior to the Guarantee Period Maturity Date will be known as breaking a Guarantee Period. When a Request to break a Guarantee Period is received, the Guarantee Period that is closest to the Guarantee Period Maturity Date will be broken first. If a Guarantee Period is broken, a Market Value Adjustment may be assessed. The Market Value Adjustment may increase or decrease the value of the amount Transferred or withdrawn from the Guarantee Period Fund. The Market Value Adjustment may reduce the value of amounts held in a Guarantee Period below the amount of your Contribution(s) allocated to that Guarantee Period. (See "Market Value Adjustment" below.)

Interest Rates

        Declared rates are effective annual rates of interest. The rate is guaranteed throughout the Guarantee Period. FOR GUARANTEE PERIODS NOT YET IN EFFECT, GWL&A MAY DECLARE INTEREST RATES DIFFERENT THAN THOSE CURRENTLY IN EFFECT. When a subsequent Guarantee Period begins, the rate applied will not be less than the rate then applicable to new Contracts of the same type with the same Guarantee Period.

        The stated rate of interest must be at least equal to the Guaranteed Interest Rate. The Company may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law. Please see Appendix A for the standard non-forfeiture law rate applicable to the state in which the Contract was issued.

        The determination of the stated rate of interest is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which the Company may acquire using funds deposited into the Guarantee Period Fund. In addition, the Company will consider other items in determining the stated rate of interest including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, and competitive factors.

Market Value Adjustment

        Distributions from the amounts allocated to a Guarantee Period due to a full surrender or partial withdrawal, Transfer, application of amounts to the periodic withdrawal option or to purchase an annuity, or distributions resulting from the death of the Owner or Annuitant prior to a Guarantee Period Maturity Date will be subject to a Market Value Adjustment ("MVA"). An MVA may increase or decrease the amount payable on one of the above described distributions. Amount available for a full surrender, partial withdrawal or Transfer = amount Requested + MVA. The MVA is calculated by multiplying the amount Requested by the Market Value Adjustment Factor ("MVAF").

        The MVA reflects the relationship as of the time of its calculation between (a) the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period; and (b) the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. There would be a downward adjustment if Treasury rates at the time the Guarantee Period is broken, exceed Treasury rates when the Guarantee Period was created. There would be an upward adjustment if Treasury rates at the time the Guarantee Period is broken, are lower than when the Guarantee Period was created. The MVA factor is the same for all Contracts.

1.      The formula used to determine the MVA is:

               MVA = (amount applied) X (MVAF)

               The Market Value Adjustment Factor (MVAF) is:

               MVAF = {[(1 + i)/(1 + j +.10%)] N/12} - 1

        where:

               a) i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period;

               b) j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and

               c) N is the number of complete months remaining until maturity.

        If i + j differ by less than .10%, the MVA will equal 0. If N is less than 6, the MVA will equal 0.

2. The Market Value Adjustment will apply to any Guarantee Period six or more months prior to the Guarantee Period Maturity Date in each of the following situations:

               a) Transfer to another Guarantee Period or to an Investment Division offered under this Contract; or

               b) Surrenders, partial withdrawals, annuitization or Periodic Withdrawals; or

               c) A single sum payment upon death of the Owner or Annuitant.

3. The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

               a)  Transfer  to  an  Investment   Division  offered  under  this
               Contract; or

               b) Surrenders, partial withdrawals, annuitization or Periodic Withdrawals.

               c) A single sum payment upon death of the Owner or Annuitant.


See Appendix B for Illustrations of the MVA.

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                         APPLICATION AND CONTRIBUTIONS
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Contributions

        All Contributions may be paid at the Schwab Annuity Service Center by a check payable to GWL&A or by transfer to GWL&A of available funds from your Schwab account.

        The initial Contribution for the Contract must be at least $5,000 (or $2,000 if for an IRA). Subsequent Contributions must be at least $500. This minimum initial investment may be reduced to $1,000, but only if you participate in an Automatic Contribution Plan and contribute at least $100 per month through a recurring deposit. A confirmation will be issued to you upon the acceptance of each Contribution.

        Your Contract will be issued and your Contribution generally will be accepted and credited within two business days after receipt of an acceptable application and receipt of the initial Contribution at the Schwab Annuity Service Center. All Contributions should be paid to the Schwab Annuity Service Center by check (payable to GWL&A) or by instructing Schwab to transfer to GWL&A available funds from your account with Schwab. Acceptance is subject to there being sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

        The Schwab Annuity Service Center will process your application and Contributions. If your application is complete and your initial Contribution is being transferred from funds available in your Schwab account, then the Contribution will generally be credited within two business days following receipt of the application. If your application is incomplete, the Schwab Annuity Service Center will either complete the application from information Schwab has on file, or contact you for the additional information. No transfer of funds will be made from your Schwab account until your application is complete. The funds will be credited as Contributions to the Contract when they are transferred.

        If your Contribution is by check, and the application is complete, Schwab will use its best efforts to credit the Contribution on the day of receipt, but in all such cases it will be credited to your Contract within two business days of receipt. If your application is incomplete, the Schwab Annuity Service Center will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you both the check and the application unless you consent to our retaining the initial Contribution and crediting it as soon as the requirements are fulfilled.

        A Contract may be returned within ten days after receipt, or longer where required by law ("Free Look Period"). During the Free Look Period, all contributions will be processed as follows:

        (1) Amounts to be allocated to one or more of the then available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.

        (2) Amounts the Owner has directed to be allocated to one or more of the Investment Divisions will first be allocated to the Schwab Money Market Investment Division until the next Transaction Date following the end of the Free Look Period. On that date, the Variable Account Value held in the Schwab Money Market Investment Division will be allocated to the Investment Divisions selected by the Owner.

        (3) During the Free Look Period, you may change the allocation percentages among the Investment Divisions and/or your selection of Investment Divisions to which Contributions will be allocated after the Free Look Period.

        (4) If the Contract is returned, the contract will be void from the start and the greater of: (a) Contributions received less surrenders, withdrawals and distributions or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded. Exercising the return privilege requires the return of the Contract to the Company or to the Schwab Annuity Service Center.

        Amounts the Owner has contributed from a 1035 exchange of the variable annuity issued by Transamerica Occidental Life Insurance Company and First Transamerica Occidental Life Insurance Company distributed by Charles Schwab & Co., Inc. (previously referred to as the Schwab Investment Advantage Annuity Contract) will be immediately allocated to the Investment Divisions selected by the Owner. If the Contract is returned, it will be void from the start and the greater of: (a) Contributions received less surrenders, withdrawals and distributions, or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded.

        Additional Contributions may be made at any time prior to the Payment Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500 or $100 per month if under an ACP. Additional contributions will be credited within two days following receipt.

        Total Contributions may exceed $1,000,000 with our prior approval.

        The Company reserves the right to modify the limitations set forth in this section.

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                             ANNUITY ACCOUNT VALUE
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        Before the date annuity payments commence, your Annuity Account Value is the sum of each Variable and Fixed Sub-Account established under your Contract.

        Before the annuity commencement date, the Variable Account Value is the total dollar amount of all Accumulation Units under each of your Variable Sub-Accounts. Initially, the value of each Accumulation Unit was set at $10.00. Each Variable Sub-Account's value prior to the Payment Commencement Date is equal to: (a) net Contributions allocated to the corresponding Investment Division; plus or minus (b) any increase or decrease in the value of the assets of the Variable Sub-Account due to investment results; less (c) the daily
Mortality and Expense Risk Charge; less (d) reductions for the Contract Maintenance Charge deducted on the last business day of each Contract Year; less
(e) any applicable Transfer Fees; and less (f) any withdrawals or Transfers from the Variable Sub-Account.

        A Valuation Period is the period between successive Valuation Dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each Valuation Date and ends at the close of the New York Stock Exchange on the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for regular business. The value of an Investment Division's assets is determined at the end of each Valuation Date. To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used.

        The Variable Account Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Investment Division(s) as well as the deductions for charges.

        Contributions which you allocate to an Investment Division are used to purchase Variable Accumulation Units in the Investment Division(s) you select. The number of Accumulation Units to be credited will be determined by dividing the portion of each Contribution allocated to the Investment Division by the value of an Accumulation Unit determined at the end of the Valuation Period during which the Contribution was received. In the case of the initial
Contribution, Accumulation Units for that payment will be credited to the Variable Account Value (and, except for certain 1035 exchanges), held in the Schwab Money Market Investment Division until the end of the Free Look Period (see "Application and Contributions," page 16). In the case of any subsequent Contribution, Accumulation Units for that payment will be credited at the end of the Valuation Period during which we receive the Contribution. The value of an Accumulation Unit for each Investment Division for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period.

        Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC") .

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                                   TRANSFERS
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In General


        Prior to the Payment Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Investment Divisions and the available Guarantee Periods by telephone or by sending a Request to the Schwab Annuity Service Center or by calling the voice response unit @ 1-800-838-0650 (KeyTalk). The Request must specify the amounts being Transferred, the Investment Division(s) and/or Guarantee Period(s) from which the Transfer is to be made, and the Investment Division(s) and/or Guarantee Period(s) that will receive the Transfer.

        Currently, there is no limit on the number of Transfers you can make among the Investment Divisions during any calendar year. There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer in each calendar year. We reserve the right to limit the number of Transfers you make. The charge will be deducted from the amount transferred. All Transfers made on a single Transaction Date will be aggregated to count as only one Transfer toward the twelve free Transfers; however, if a one time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

        Transfers involving the Guarantee Period Fund (including Transfers to or from the Investment Division(s)) are not limited during any calendar year. These Guarantee Period Fund Transfers are counted against your twelve free Transfers as discussed above. The $10 charge will apply to each Transfer made in excess of the first twelve Transfers each calendar year.

        A Transfer generally will be effective on the date the Request for Transfer is received by the Schwab Annuity Service Center if received before 4:00 p.m. Eastern Time. Under current law, there will not be any tax liability to you if you make a Transfer.

        Transfers involving the Investment Divisions will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being Transferred to or from a particular Investment Division. The purchase and/or cancellation of such units generally shall be made using the Variable Account Value as of the end of the Valuation Date on which the Transfer is effective.

        When a Transfer is made from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment. (See "Market Value Adjustment," page 15.) A Request for Transfer from amounts in a Guarantee Period made prior to the Guarantee Period Maturity Date for Transfers on the Guarantee Period Maturity Date will not be counted for the purpose of determining any Transfer Fee on Transfers in excess of the twelve Transfers per year if these Transfers are to take place on the Guarantee Period Maturity Date.

Possible Restrictions

        We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time. For example, restrictions may be necessary to protect Owners from adverse impacts on portfolio management of large and/or numerous Transfers by market timers or others. We have determined that the movement of significant amounts from one Investment Division to another may prevent the underlying Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Eligible Fund transaction costs which must be indirectly borne by Owners. Therefore, we reserve the right to require that all Transfer Requests be made by the Owner and not by an Owner's designee and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to request that each Transfer Request be submitted in writing and be manually signed by the Owner; facsimile Transfer Requests may not be allowed. Transfers among the Investment Divisions may also be subject to such terms and conditions as may be imposed by the Eligible Funds.

Custom Transfer:  Dollar Cost Averaging (Automatic Transfers)

        The Owner may Request to automatically Transfer at regular intervals, predetermined amounts from one Investment Division selected from among those being allowed under this option (which may be modified by the Company from time to time) to any of the other Investment Divisions. The intervals between Transfers may be monthly, quarterly, semi-annually or annually. The Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. If there are insufficient funds in the applicable Variable Sub-Account on the date of Transfer, no Transfer will be made; however, Dollar Cost Averaging will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar Cost Averaging will terminate automatically upon the annuity commencement date. Amounts transferred through Dollar Cost Averaging are not counted against the twelve free Transfers allowed in a calendar year.

        Automatic Transfers must meet the following conditions:

        1. The minimum amount that can be Transferred out of the selected Investment Division is $100 per month.

        2. The Owner must specify dollar amount to be Transferred, designate the Investment Division(s) to which the Transfer will be made and the percent to be allocated to such Investment Division(s). The Accumulation Unit values will be determined on the Transfer Date.

        Dollar Cost Averaging may be used to purchase Accumulation Units of the Investment Divisions over a period of time. The Owner, by Request, may cease Dollar Cost Averaging at any time. Participation in Dollar Cost Averaging does not, however, assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend or terminate Dollar Cost Averaging at any time.

Custom Transfer: Rebalancer Option

        The Owner may Request to automatically Transfer among the Investment Divisions on a periodic basis by electing the Rebalancer Option. This option automatically reallocates the Variable Account Value to maintain a particular allocation among Investment Divisions selected by the Owner. The amount allocated to each Investment Division will increase or decrease at different rates depending on the investment experience of the Investment Division.

        The Owner may Request that the rebalancing occur one time only, in which case the Transfer will take place on the Transaction Date of the Request. This Transfer will count as one Transfer towards the twelve free Transfers allowed in a calendar year. (See "Transfer Fee," page 26.)

        Rebalancing may also be set up on a quarterly, semiannual or annual basis, in which case the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. On the Transaction Date for the specified Request, assets will be automatically reallocated to the selected Investment Divisions. Rebalancing will continue on the same Transaction Date for subsequent periods. In order to participate in the Rebalancer Option, the entire Variable Account Value must be included. Transfers set up with these frequencies will not count against the twelve free Transfers allowed in a calendar year.

        The Owner must specify the percentage of Variable Account Value to be allocated to each Investment Division and the frequency of rebalancing. The Owner, by Request, may modify the allocations or cease the Rebalancer Option at any time. The Rebalancer Option will terminate automatically upon the Payment Commencement Date. Participation in the Rebalancer Option and Dollar Cost Averaging at the same time is not allowed. Participation in the Rebalancer Option does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the Rebalancer Option at any time.

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                                CASH WITHDRAWALS
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Withdrawals

        You (the Owner) may withdraw from the Contract all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payments commence by Request at the Schwab Annuity Service Center subject to the rules below. Federal or state laws, rules or regulations may apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with a Market Value Adjustment, if applicable, on the effective date of the surrender, and less any applicable Premium Tax. No withdrawals may be made after the date annuity payments commence.

        A Request for a partial withdrawal will result in a reduction in your Annuity Account Value equal to the sum of the dollar amount withdrawn. A Market Value Adjustment may apply. (See "Market Value Adjustment," page 15.) The partial withdrawal proceeds may be greater or less than the amount requested, depending on the effect of the Market Value Adjustment.

        The minimum partial withdrawal before application of the MVA is $500. Partial withdrawals are unlimited; however, you must specify the Investment Division(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if the remaining Annuity Account Value is less than $2,000, then a full surrender may be required.

        The following terms apply:

          (a) No partial withdrawals are permitted after the date annuity payments commence.

          (b) A partial withdrawal will be effective upon the Transaction Date.

            (c) A partial withdrawal from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, the Guarantee Period Fund provisions of the Contract, and the terms of the attached Guarantee Period Fund Rider(s), if any.


        You may Request partial withdrawals from your Annuity Account Value and direct the Company to remit such withdrawn amounts directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). Any such withdrawal Requests must meet the minimum withdrawal requirements and company with all terms and conditions applicable to partial withdrawals, as described above. If your Annuity Account Value exceeds your "investment in the Contract," then you may b subject to income tax on withdrawals made from your Annuity Account even though payments are made by the Company directly to your Consultant. In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you Request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding, although you may elect, in writing, to have the Company not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawals made to pay Consultant fees will also generally be considered early withdrawals under the Code subjecting you to a 10% additional tax on the taxable portion of such withdrawals. You should consult a competent tax advisor prior to authorizing the withdrawal of any amounts from your Annuity Account to pay Consultant fees.

        Withdrawals made for any purpose may be taxable (this includes Periodic Withdrawals, discussed below). Moreover, the Internal Revenue Code (the "Code") provides that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals. The Code generally requires us to withhold federal income tax from withdrawals. However, generally you will be entitled to elect, in writing, not to have tax withholding apply unless withholding is mandatory for your Contract. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The tax withholding rate is 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. (See "Federal Tax Matters," page 31.)


        Withdrawal Requests must be in writing to ensure that your instructions regarding withholding are followed. If an adequate election is not made, the Request will be denied and no withdrawal or partial withdrawal will be processed.

        After a withdrawal of all of your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

        Since IRAs are offered by this Prospectus, reference should be made to the applicable provisions of the Code for any additional limitations or restrictions on cash withdrawals.

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                           TELEPHONE TRANSACTIONS
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        We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. However, we may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transactions may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

        We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

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                                DEATH BENEFIT
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Payment of Death Benefit

        Before the date annuity payments commence, the death benefit, if any, will be equal to the greater of: (a) the Annuity Account Value with an MVA, if applicable, as of the date the Request for payment is received, less Premium Tax, if any, or (b) the sum of Contributions paid, less partial withdrawals and/or Periodic Withdrawals, less Premium Tax, if any. The death benefit will become payable following the Company's receipt of a Request from the Beneficiary. When an Owner or the Annuitant dies before the annuity commencement date and a death benefit is payable to a Beneficiary, the death benefit proceeds will remain invested in accordance with the allocation instructions given by the Owner(s) until new allocation instructions are Requested by the Beneficiary or until the death benefit is actually paid to the Beneficiary. The death benefit will be determined as of the date payments commence; however, on the date a payment option is processed, amounts in the Variable Sub-Account will be Transferred to the Money Market Investment Division unless the Beneficiary otherwise elects by Request. Subject to the distribution rules set forth below, payment of the death benefit may be Requested to be made as follows:

        A.  Proceeds from the Variable Sub-Account(s)
               1.     payment in a single sum; or
               2. payment under any of the variable annuity options provided under this Contract.

        B.  Proceeds from the Guarantee Period(s)
               1. payment in a single sum with respect to which a Market Value Adjustment may apply; or
               2. payment under any of the annuity options provided under this Contract with respect to which a Market Value Adjustment may apply; or
               3. payment on the Guarantee Period Maturity Date so that a Market Value Adjustment will not apply.

        In any event, no payment of benefits provided under the Contract will be allowed that does not satisfy the requirements of Section 72(s) of the Code and any other applicable federal or state laws, rules or regulations.

Distribution Rules

1.  Death of Annuitant

        Upon the death of the Annuitant while the Owner is living, and before the annuity commencement date, the Company will pay the death benefit to the Beneficiary unless there is a Contingent Annuitant.

        If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the annuity commencement date while the Owner and Contingent Annuitant are living, no death benefit will be payable by reason of the Annuitant's death and the Contingent Annuitant will become the Annuitant.

        If the Annuitant dies after the date annuity payments commence and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as under the payment option applicable to the Annuitant on the Annuitant's date of death.

        If a corporation or other non-individual is an Owner, or if the deceased Annuitant is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

2.  Death of Owner

        If the Owner is not the Annuitant:

        (1) If there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner will become the Owner and Beneficiary and may elect to take the death benefit or elect to continue the Contract in force.

        (2) In all other cases, the Company will pay the death benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent
        Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse and the Beneficiary elects to become the Owner and Annuitant and to continue the Contract in force.

     If the Owner is not the Annuitant, and the Owner dies after annuity payments commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant at least as rapidly as under the payment option applicable on the Owner's death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

        If the Owner is the Annuitant (Owner/Annuitant):

        (1) If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

        (2) If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the death benefit or continue the Contract in force.

        (3) In all other cases, the Company will pay the death benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse and the Beneficiary Requests to become the Owner and Annuitant and to continue the Contract in force.

        Any death benefit payable to the Beneficiary upon an Owner's death will be distributed as follows:

        (1) If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse will be treated as the Owner and will be allowed to take the death benefit or continue the Contract in force; or

        (2) If the Beneficiary is a non-spouse individual, she/he may elect, not later than one year after the Owner's date of death, to receive the death benefit in either a single sum or payment under any of the variable or fixed annuity options available under the Contract, provided that (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and (b) such distributions begin not later than one year after the Owner's date of death. If no election is received by the Company from a non-spouse Beneficiary such that substantially equal installments have begun not later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The death benefit will be determined as of the date the payments commence; or

        (3) If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the death benefit must be completely distributed within five years of the Owner's date of death.

Beneficiary

        You may select one or more Beneficiaries. If more than one Beneficiary is selected, unless you indicate otherwise, they will share equally in any death benefit payable. You may change the Beneficiary any time before the Annuitant's death.

        You may, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by the Schwab Annuity Service Center, unless a certain date is specified by the Owner. If the Owner dies before the Request was processed, the change will take effect as of the date the Request was made, unless the Company has already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

        The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, the Company will pay the death benefit proceeds to the Owner's estate.

        If the surviving spouse of an Owner is the surviving Joint Owner, the surviving spouse will become the Beneficiary upon such Owner's death and may elect to take the death benefit or may elect to continue the Contract in force. If there is no surviving Joint Owner, and no named Beneficiary is alive at the time at the time of an Owner's death, any benefits payable will be paid to the Owner's estate.

Contingent Annuitant

        While the Annuitant is living, the Owner(s) may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed at the Schwab Annuity Service Center, unless a certain date is specified by the Owner(s).

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                           CHARGES AND DEDUCTIONS
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        No deductions are made from Contributions except for any applicable Premium Tax. Therefore, the full amount of the Contributions (less any applicable Premium Tax) are invested in the Contract.

        As more fully described below, charges under the Contract are assessed only as deductions for Premium Tax, if applicable, for certain Transfers, as a Contract Maintenance Charge, and as charges against the assets in the Owner's Variable Sub-Account(s) for our assumption of mortality and expense risks. In addition, a Market Value Adjustment may apply to withdrawals and surrenders, Transfers, amounts applied to purchase an annuity, and distributions resulting from death of the Owner or Annuitant if the amounts held in a Guarantee Period are paid out prior to the Guarantee Period Maturity Date.

Mortality and Expense Risk Charge

        We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85% of the value of the net assets in your Variable Sub-Account(s). The approximate portion of this charge attributable to mortality risks is 0.68%; the approximate portion of this charge estimated to be attributable to expense risk is 0.17% of the value of the net assets in your Variable Sub-Account(s). We guarantee that this charge will never increase beyond 0.85%.


        The Mortality and Expense Risk Charge is reflected in the unit values for each of your Variable Sub-Accounts. Thus, this charge will continue to be applicable should you choose a variable annuity payment option or the periodic withdrawal option.

        Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the annuity tables and other provisions contained in the Contract. Thus you are assured that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

        We bear substantial risk in connection with the death benefit before the annuity commencement date, since we will pay a death benefit equal to the greater of: (1) the Annuity Account Value with a Market Value Adjustment, if applicable, as of the later of the date of death or the date the Request for payment is received, less Premium Tax, if any; or, (2) the sum of the Contributions paid, less partial withdrawals and/or Periodic Withdrawals, less any charges under Contract less Premium Tax, if any (i.e., we bear the risk of unfavorable experience in your Variable Sub-Accounts).

        The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated, or exceed the amount recovered through the Contract Maintenance Charge plus the amount, if any, recovered through Transfer Fees.

        If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

        We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value only on each Contract anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have selected a payment option, this charge will cease to apply other than for the Periodic Withdrawal Option. The Contract Maintenance Charge is deducted from your Annuity Account Value allocated to the Schwab Money Market Investment Division. If you do not have sufficient Annuity Account Value allocated to the Schwab Money Market Investment Division to cover the Contract Maintenance Charge, then the charge or any portion thereof will be deducted on a pro rata basis from all your Variable Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Variable Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge. The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000. This charge may also be waived for Contracts issued under certain sponsored arrangements. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Premium Tax

        We may be required to pay state premium taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the premium taxes we incur with respect to a particular Contract from the Contributions, from amounts withdrawn, or from amounts applied on the Payment Commencement Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Transfer Fee

        There will be a $10 charge for each Transfer in excess of twelve Transfers in any calendar year. We do not expect a profit from the Transfer fee for excess Transfers.

Other Taxes

        Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Expenses of the Eligible Funds

        The value of the assets in the Investment Divisions reflect the value of Eligible Fund shares and therefore the fees and expenses paid by each Eligible Fund. A complete description of the fees, expenses, and deductions from the Eligible Funds are found in the Eligible Funds' prospectuses. (See "The Eligible Funds," page 8.) Current prospectuses for the Funds can be obtained by calling the Schwab Annuity Service Center at 800-838-0650, or by writing to the Schwab Annuity Service Center, P.O. Box 7666, San Francisco, California 94120-7666.

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                               PAYMENT OPTIONS
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Periodic Withdrawal Option

        The Owner may Request that all or part of the Annuity Account Value be applied to a Periodic Withdrawal Option. The amount applied to a Periodic Withdrawal is the Annuity Account Value with an MVA, if applicable, less Premium Tax, if any.

        In Requesting Periodic Withdrawals, the Owner must elect:

        - The withdrawal frequency of either 12-, 6-, 3-, or 1-month intervals;

        -      A withdrawal amount; a minimum of $100 is required;

        -      The calendar day of the month on which withdrawals will be made;

        -      One withdrawal option; and

        - The allocation of withdrawals from the Owner's Variable and/or Fixed Sub-Account(s) as follows:
               1)    Prorate the amount to be paid across all Variable and Fixed
                      Sub-Accounts in proportion to the assets in each sub-account; or

               2) Select the Variable and/or Fixed Sub-Account(s) from which withdrawals will be made. Once the Variable and/or Fixed Sub-Accounts have been depleted, the Company will automatically prorate the remaining withdrawals against all remaining available Variable and/or Fixed Sub-Accounts unless the Owner Requests the selection of another Variable and/or Fixed Sub-Account.

        The Owner may elect to change the withdrawal option and/or the frequency once each calendar year.

        While Periodic Withdrawals are being received:
        1. the Owner may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made;
        2. for Periodic Withdrawals from Guarantee Periods six or more months prior to its Guarantee Period Maturity Date, a Market Value Adjustment, if applicable, will be assessed;
        3. the Owner may keep the same investment options as were in force before periodic withdrawals began;
        4. charges and fees under the Contract continue to apply; and 5. maturing Guarantee Periods renew into the shortest Guarantee Period then available.

        Periodic Withdrawals will cease on the earlier of the date:
        1. the amount elected to be paid under the option selected has been reduced to zero;
        2.     the Annuity Account Value is zero;
        3.     the Owner Requests that withdrawals stop; or
        4.     an Owner or the Annuitant dies.

        The Owner must elect one of the following five (5) withdrawal options:

        1. Income for a Specified Period for at least thirty-six (36) months The Owner elects the duration over which withdrawals will be made. The amount paid will vary based on the duration; or

        2. Income of a Specified Amount for at least thirty-six (36) months The Owner elects the dollar amount of the withdrawals. Based on the amount elected, the duration may vary; or

        3. Interest Only - The withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between each withdrawal. Available only if 100% of the account value is invested in the Guarantee Period Fund; or

        4. Minimum Distribution - If this is an IRA contract, the Owner may Request minimum distributions as specified under Code Section 401(a)(9); or

        5. Any Other Form for a period of at least thirty-six (36) months - Any other form of Periodic Withdrawal which is acceptable to the Company.

        If Periodic Withdrawals cease, the Owner may resume making Contributions. The Owner may elect to restart a Periodic Withdrawal program; however, the Company may limit the number of times the Owner may restart a Periodic Withdrawal program.


        Periodic withdrawals made for any purpose may be taxable, subject to withholding and subject to the 10% penalty tax. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. A competent tax adviser should be consulted before a Periodic Withdrawal Option is requested. (See "Federal Tax Matters," page 31.)

        You may Request a Periodic Withdrawal to remit fees paid to your Investment Manager or Financial Advisor; however, any such Periodic Withdrawal Requests must meet the requirements and comply with all terms and conditions applicable to Periodic Withdrawals, as described above. As well, there may be income tax consequences to any Periodic Withdrawal made for this purpose. (See "Cash Withdrawals," page .)

Annuity Date

        The date annuity payments commence may be chosen when the Contract is purchased or at a later date. This date must be at least one year after the initial Contribution. In the absence of an earlier election, the annuity date is the first day of the month of the Annuitant's 91st birthday.

        If an option has not been elected within 30 days of the annuity commencement date, the Annuity Account Value held in the Fixed Sub-Account(s) will be applied under Annuity Payment Option 3, discussed below, to provide payments for life with a guaranteed period of 20 years. The Annuity Account Value held in the Variable Sub-Account(s) will be applied under Variable Annuity Payment Option 1, discussed below, to provide payments for life with a guaranteed period of 20 years.

        Under section 401(a)(9) of the Code, a Contract which is purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements, which require that distributions under such a plan must begin by a specific date, and also that the entire interest of the plan participant must be distributed within certain specified periods under formulas that specify minimum annual distributions. The application of the minimum distribution requirements to each person will vary according to the person's age and other circumstances. A prospective purchaser may wish to consult a competent tax adviser regarding the application of the minimum distribution requirements. (See "Federal Tax Matters," page 31.)

Annuity Options

        An annuity option may be selected by the Owner when the Contract is purchased, or at a later date. This selection may be changed, by Request, at any time up to 30 days before the annuity date. In the absence of an election, payments will automatically commence on the annuity date as described above. The amount to be applied is the Annuity Account Value on the annuity date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000 with an MVA, if applicable. If the amount is less than $2,000, the Company may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal. Payments may be elected to be received monthly, quarterly, semi-annually or annually. Payments to be made under the annuity payment option selected must be at least $50. The Company reserves the right to make payments using the most frequent payment interval which produces a payment of not less than $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from the Company.

        A single sum payment may be elected. If it is, then the amount to be paid is the Surrender Value. If the Owner elects a variable annuity with funds from the Owner's Variable Sub-Accounts, then the amount to be applied is the Annuity Account Value held in the Variable Sub-Account(s), as of the annuity commencement date, less any applicable Premium Tax. If the Owner elects a fixed annuity with funds from the Fixed Sub-Accounts, then the amount to be applied is the Annuity Account Value held in the Fixed Sub-Account(s), as of the annuity commencement date with an MVA, if applicable, less any applicable Premium Tax.

Fixed Annuity Payment Options

        Option 1: Income of Specified Amount

        The amount applied under this option may be paid in equal annual, semiannual, quarterly or monthly installments of the dollar amount elected for not more than 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same interval that was elected by the Owner.

        Option 2: Income for a Specified Period

        Payments are paid annually, semiannually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same interval that was elected by the Owner.

        Option 3: Fixed Life Annuity with Guaranteed Period

        This option provides for monthly payments during a designated period and thereafter throughout the lifetime of the Annuitant. The designated period may be 5, 10, 15 or 20 years. Upon death of the Annuitant, for each remaining designated period, the amounts payable under this payment option will be paid to the Beneficiary.

        Option 4: Fixed Life Annuity

        This annuity is payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments of the annuity options. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment was due. Upon the death of the Annuitant, all payments cease and no amounts are payable to the Beneficiary.

        Option 5: Any Other Form

        This option allows an Owner the ability to choose any other form of annuity which is acceptable to the Company.

Variable Annuity Payment Options

        Option 1: Variable Life Annuity with Guarantee Period

        This option provides for payments during a designated period and thereafter throughout the life time of the Annuitant. The designated period may be 5, 10, 15 or 20 years. Upon death of the Annuitant, for each remaining designated period, the amounts payable under this payment option will be paid to the Beneficiary.

        Option 2:  Variable Life Annuity

        This annuity is payable during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments of the annuity options. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment was due. Upon the death of the Annuitant, all payments cease and no amounts are payable to the Beneficiary.

        Variable   annuity   payment   options  are  subject  to  the  following
provisions:

        Amount of First Payment

        The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th Valuation Date preceding the annuity commencement date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

        Annuity Units

        The number of Annuity Units paid to the Annuitant for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its Accumulation Unit Value on the 5th Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

        Amount of Payments after the First

        Payments after the first will vary depending upon the investment experience of the Investment Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Annuity Commencement Date

        Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa; however, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the annuity commencement date will be made by converting the number of Annuity Units being Transferred to the number of Accumulation Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

                                             ***

        For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

        If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by the Company from the next payment or payments. If payments were too small, the difference with interest may be added by the Company to the next payment. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

        The Payment Commencement Date and annuity options available for IRAs may also be controlled by endorsements, the plan documents, or applicable law.

        Once payments start under the annuity form selected by the Owner: (a) no changes can be made in the annuity form, (b) no additional Contributions will be accepted under the Contract, and (c) no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

                                              ***

        A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Qualified Contracts). State income tax withholding may also apply. (See "Federal Tax-Matters," below.)

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                             FEDERAL TAX MATTERS
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Introduction

        The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. Further, this discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

        The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing an IRA and receiving distributions from an IRA in order to continue receiving favorable tax treatment. Therefore, purchasers of IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an IRA is purchased with proceeds from and/or Contributions that qualify for the intended special federal income tax treatment.

Tax Status

        The Company is taxed as a life insurance company under Part I of Subchapter L of the Code.

Taxation of Annuities

In General

        Section 72 of the Code governs taxation of annuities in general. An Owner who is a natural person generally is not taxed on increases (if any) in the value of an Annuity Account Value until distribution occurs by withdrawing all or part of the Annuity Account Value (e.g., withdrawals or annuity payments under the annuity form elected). However, under certain circumstances, the Owner may be subject to taxation currently. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral.

        The Owner of an annuity contract who is not a natural person (e.g. a corporation) generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply in the following circumstances: (1) where the annuity Contract is acquired by the estate of a decedent, (2) where the Contract is held under an IRA, (3) where the Contract is a qualified funding asset for a structured settlement, and (4) where the Contract is purchased on behalf of an employee upon termination of a qualified plan. A prospective Owner that is not a natural person may wish to discuss these matters with a competent tax adviser.

        The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

        In the case of a withdrawal under an IRA, including withdrawals under the Periodic Withdrawal Option, a ratable portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual. Special tax rules may be available for certain distributions from an IRA.

        With respect to Non-Qualified Contracts, partial withdrawals, including Periodic Withdrawals, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity Payments

        Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the contract" will be taxed; after the investment in the contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

Penalty Tax


        In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the recipient of payments under the Contract attains age 59 1/2; (2) made as a result of death or disability of the recipient of payments under the Contract; or (3) received in substantially equal periodic payments (at least annually) for the life or life expectancy of the Owner or the joint lives or life expectancies of the Owner and a "designated beneficiary." Other exemptions or tax penalties may apply to distributions from a Non-Qualified Contract or certain distributions pursuant to an IRA. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of Death Benefit Proceeds

        Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution-at-Death Rules


        In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: (A) if any Contract Owner dies on or after the date annuity payments commence, and before the entire interest in the Contract has been distributed, the remainder of his interest will not be distributed under a slower distribution schedule than that provided for in the method in effect on the Contract Owner's death; and (B) if any Contract Owner dies before the date annuity payments commence, his entire interest must generally be distributed within five years after the date of death provided that if such interest is payable to a designated Beneficiary, then such interest may be made over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments commence within one year after the Contract Owner's death. If the sole designated Beneficiary is the spouse of the Contract Owner, the Contract may be continued in the name of the spouse as Contract Owner. The designated Beneficiary is the natural person designated by the terms of the Contract or by the Contract Owner as the individual to whom ownership of the contract passes by reason of the Contract Owner's death. If the Contract Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Contract Owner. Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to the rules in Section 401(a)(9) of the Code.

Transfers, Assignments, or Exchanges

        A Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences to the Owner that are not discussed herein. An Owner contemplating any such designation, transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts

        All deferred, non-qualified annuity contracts that are issued by the Company (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. Amounts received under any such Contract may be taxable (and may be subject to the 10% Penalty
Tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Withholding

        Annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Possible Changes in Taxation

        In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Section 1035 Exchanges


        Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Contracts issued on or after January 19, 1985 in an exchange for another annuity contract are treated as new contracts for purposes of the penalty and distribution at death rules. Special rules apply to Contracts issued prior to August 14, 1982. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.


Individual Retirement Annuities

        The Contract may be used with IRAs as described in Section 408 of the Code. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" following the rules set out in the Code to maintain favorable tax treatment, to an Individual Retirement Annuity. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRA's will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of purchase of the IRA Contract.

        Various tax penalties may apply to contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRA's.

        If a Contract is issued in connection with an employer's Simplified Employee Pension ("SEP") plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

        If a Contract is purchased to fund an IRA the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

        At the time the Initial Contribution is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial Contribution stated above. Additional Contributions under a Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract; we will not accept an additional Contribution under a Contract if the federal income tax treatment of such Contribution would be different from that of the initial Contribution.

Seek Tax Advice

        The foregoing discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A COMPETENT TAX ADVISER SHOULD BE CONSULTED FOR FURTHER INFORMATION.

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                           ASSIGNMENTS OR PLEDGES
----------------------------------------------------------------------------

        Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant; however, if the Contract is an IRA, the Owner may not assign the Contract as collateral.

        If a non-IRA Contract is assigned, the interest of the assignee has priority over the interest of the Owner and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

        A copy of any assignment must be submitted to the Company at the Schwab Annuity Service Center. Any assignment is subject to any action taken or payment made by the Company before the assignment was processed. The Company is not responsible for the validity or sufficiency of any assignment.

        If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. A competent tax adviser should be consulted for further information.

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                              PERFORMANCE DATA
----------------------------------------------------------------------------

        From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Schwab Money Market Investment Division. These figures will be based on historical information and are not intended to indicate future performance.

        The yield of the Schwab Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

        The yield of an Investment Division (other than the Schwab Money Market Investment Division) refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

        The yield calculations do not reflect the effect of any Premium Tax that may be applicable to a particular Contract. To the extent that premium taxes are applicable to a particular Contract, the yield of that Contract will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.


Investment Division                Yield                 Effective Yield
Money Market                       5.13%                 5.27%


        The following table illustrates standardized and non-standardized average annual total return for the one, three, five and ten year periods (or since inception, as appropriate) ended December 31, 1997. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided. Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract; however, the standardized data is calculated form the inception date of the Investment Division and the non-standardized data is calculated for periods preceding the inception date of the Investment Division. certain of the Investment Divisions presently have no standardized data. Such data will provided when it becomes available. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional Information.



 Investment Division                                                              Since                               Since
                                                                               Inception                          Inception of
                             One       Three      Five      Ten    of            Inception Date of    Underlying  Inception Date of
                            Year       Year       Year     Year    Investment    Investment Division  Fund          Underlying Fund
                                                                   Division
 Alger American            24.69%     23.72%    18.26%      NA       23.27%           10/31/96            18.46%            1/9/89
 Growth Portfolio
 Alger American Small      10.45%     17.74%    11.69%      NA        9.71%           10/31/96            18.21%            9/21/88
 Capitalization
 Portfolio






 American Century
     VP Capital           -4.09%     5.75%      4.88%    7.77%      -6.75%           10/31/96            8.41%            11/20/87
 Appreciation
 American Century
 VP International
                           17.63%     14.07%      NA        NA       19.85%           10/31/96            9.67%             5/1/94
 Berger IPT-Small
Company Growth Fund        20.31%       NA        NA        NA       37.54%           4/30/97             10.99%            5/1/96
 Federated American
Leaders Fund II            31.27%     27.87%      NA        NA       30.76%           10/31/96            20.30%            2/1/94
 Federated Fund for
U.S. Government             7.45%      6.01%       NA        NA        6.03%           10/31/96            5.28%            3/29/94
 Securities
 Federated Utility
     Fund II
                           25.57%     19.58%      NA        NA       24.50%           4/30/97             15.58%            4/14/94
 INVESCO VIF-High          16.34%     16.68%      NA        NA       17.66%           10/31/96            13.91%            5/27/94
 Yield Portfolio
 INVESCO VIF-Industrial    27.12%     25.45%      NA        NA       27.45%           10/31/96            22.53%            8/10/94
 Income Portfolio
 INVESCO VIF-Total         21.88%     18.18%      NA        NA       21.24%           10/31/96            15.33%            6/2/94
 Return Portfolio
 Janus Aspen Aggressive    11.72%     14.76%      NA        NA        8.90%           10/31/96            18.21%            9/13/93
 Growth Portfolio
 Janus Aspen               21.71%     22.55%      NA        NA       20.95%           10/31/96            16.61%            9/13/93
 Growth Portfolio
 Janus Aspen Worldwide     21.12%     25.05%      NA        NA       22.05%           10/31/96            21.85%            9/13/93
 Growth Portfolio
 Lexington Emerging
 Markets Fund             -12.31%    -3.82%      NA        NA       -8.67%           10/31/96            -2.67%            3/30/94
 Montgomery Variable
     Series:               27.49%       NA        NA        NA       26.86%           10/31/96            28.62%            2/9/96
 Growth Fund
 Montgomery Variable
Series:                    -5.91%       NA        NA        NA       -0.98%           10/31/96            -0.97%            9/30/96
 International
Small-Cap Fund
 SAFECO RST Equity
Portfolio
                           23.79%     25.00%    21.76%    18.23%     18.32%           4/30/97             15.18%            4/3/87
 Schwab MarketTrack
Growth                     23.49%       NA        NA        NA       23.50%           11/1/96             23.50%            11/1/96
 Portfolio II
 Schwab S&P 500
Portfolio
                           31.34%       NA        NA        NA       31.95%           11/1/96             31.95%            11/1/96
 SteinRoe Special
Venture Fund                6.90%      14.24%    15.01%      NA        8.36%           10/31/96            15.50%            1/3/89
 Strong Discovery
Fund II
                           10.45%     13.97%    10.94%      NA       12.99%           10/31/96            11.18%            5/8/92
 Van Eck Worldwide
Hard Assets Fund           -2.56%     7.68%     14.14%      NA        0.36%           10/31/96            6.27%
                                                                                                                            9/1/89
 Van Kampen American
Capital                    20.45%       NA        NA        NA        5.56%           9/15/97             26.85%
 LIT-Morgan Stanley
Real Estate                                                                                                                 7/3/95
 Securities Portfolio


        Performance information for any Investment Division reflects only the performance of a hypothetical Contract under which Annuity Account Value is allocated to an Investment Division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the Eligible Funds in which the Investment Division invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

        Reports and promotional literature may also contain other information including (1) the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.



                                                             1



        We may from time to time also disclose cumulative (non-annualized) total returns for the Investment Divisions. We may from time to time also disclose yield and standard total returns for any or all Investment Divisions.

        We may also advertise performance figures for the Investment Divisions based on the performance of an Eligible Fund prior to the time the Series Account commenced operations.

        For   additional   information   regarding  the   calculation  of  other
performance data, please refer to the Statement of Additional Information.

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                        DISTRIBUTION OF THE CONTRACTS
----------------------------------------------------------------------------

     Charles Schwab & Co., Inc. ("Schwab") is the principal underwriter and distributor of the Contracts. Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 101 Montgomery, San Francisco, California 94104, telephone 800-838-0650.

        Certain administrative services are provided by Schwab to assist the Company in the processing of the Contracts, which services are described in written agreements between Schwab and the Company. The Company has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.


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                            SELECTED FINANCIAL DATA
 ----------------------------------------------------------------------------

        The following is a summary of certain financial data of the Company. This summary has been derived in part from, and should be read in conjunction with, the financial statements of the Company included elsewhere in this Prospectus.

Millions                                            Years Ended December 31

                                       1997         1996        1995         1994         1993
                                   -----------  ----------- -----------  -----------  -----------
INCOME STATEMENT DATA
 Premiums and other income           $1,279      $ 1,199    $  1,067     $ 1,000      $    696
 Net investment income                  897           837          835         768          792
 Realized investment gains               10           (21)                     (72)           25
(losses)                                                           8
                                   -----------  ----------- -----------  -----------  -----------
 Total Revenues                       2,186         2,015       1,910       1,696        1,513

 Total benefits and expenses          1,930         1,824       1,733       1,593        1,417
 Income tax expense                      97                                      29           31
                                                      56          49
                                   ===========  =========== ===========  ===========  ===========
 Net Income                           $ 159     $     135   $     128    $      74    $      65
                                   ===========  =========== ===========  ===========  ===========

BALANCE SHEET DATA
   Investment assets                $13,206      $12,717     $12,473     $11,791       $11,592
   Separate account assets             7,847        5,485       3,999        2,555        1,680
   Total assets                      22,078       19,351      17,682       15,616       14,296
   Total policyholder liabilities    11,791       11,687      11,492       10,929       10,592
   Total shareholder's equity          1,186                       993          777          821
                                                   1,034

                             MANAGEMENT'S DISCUSSION AND ANALYSIS OF
                          FINANCIAL CONDITION AND RESULTS OF OPERATIONS

The Company

        Great-West Life & Annuity Insurance Company (the "Company") is a stock life insurance company originally organized under the laws of the State of Kansas in 1907 as the National Interment Association. Its name was changed to Ranger National Life Insurance Company and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, the Company redomesticated and is now organized under the laws of the State of Colorado. The Company ranks in the top 2% of all U.S. life insurers in terms of assets.

        The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States except New York, and in the District of Columbia, Puerto Rico and Guam. The Company conducts business in New York through First Great-West Life & Annuity Insurance Company, a subsidiary New York life insurance company.

        The Company operates in one business segment as a provider of life, health and annuity products; however, the business operations of the Company will be discussed in terms of its major business units, which are:

Employee Benefits          - life, health, disability income and 401(k) products
                             for group clients.

Financial                    Services - accumulation and payout annuity products
                             for both group and individual clients, primarily in the public/non-profit sector, as well as insurance products for individual clients.

Investment                   Operations  -  management  of assets,  both general
                             account and separate accounts which segregate, from the Company's general account, the assets and liabilities of contractholders of variable products
                             ("Separate Accounts").

        Management's discussion and analysis of financial condition and results of operations of the Company for the three years ended December 31, 1997 follows. In connection with, and because it desires to take advantage of, the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in the following discussion and elsewhere in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the SEC. Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. In particular, statements using verbs such as "expect," "anticipate," "believe," or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future or projected levels of sales of the Company's products, investment spreads or yields, or the earnings or profitability of the Company's activities.

        Forward-looking statements are necessarily based upon estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which, with respect to future business decisions, are subject to change. These uncertainties and contingencies can affect actual results and could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable events or developments, some of which may be national in scope, such as general economic conditions and interest rates, some of which may be related to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation, and others of which may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio, and other factors. Other risks and uncertainties are discussed in documents filed by the Company with the SEC.

Comparison of Years Ended December 31, 1997 and 1996

     The Company's consolidated net income for 1997 increased $24.4 million or 18% to $158.8 million, when compared to 1996.

        Premiums and other income increased 7% from $1,199.2 million in 1996 to $1,278.9 million in 1997. The increase was primarily due to growth in individual participating insurance premiums and an increase in fee income from assets under management.

        Net investment income increased $61.0 million from $836.6 million in 1996 to $897.6 million in 1997. This change reflected improved interest income on investments and additional investment management fees recognized in prior years by Great-West Life.

        The Company's realized investment gains (losses) changed from a net realized loss of $21.1 million in 1996 to a net realized gain of $9.8 million in 1997. The decrease in interest rates in 1997 resulted in realized gains on the sale of fixed maturities totaling $16.0 million, while higher interest rates contributed to $11.6 million of fixed maturity losses recorded in 1996. There was also a 28% improvement in the provision for asset losses as the change in the provision was reduced from $10.6 million in 1996 to $7.6 million in 1997.

        Total benefits and expenses includes life and other policy benefits, increases in reserves, interest paid or credited to contractholders, expenses, and dividends to policyholders. The increase of 6% from $1,824.3 million in 1996 to $1,929.9 million in 1997 was primarily the result of increased operating expenses associated with the cost of developing HMOs, system enhancements, and developing FASCorp's business.

        In October 1996 the Company recaptured certain pieces of an individual participating block of business previously reinsured to Great-West Life. In June 1997 the Company recaptured all remaining pieces of that block of business. The Company recorded various assets and liabilities related to the recaptures as discussed in Note 2 to the financial statements. In recording the recaptures, both life insurance premiums and benefits were increased by the amounts recaptured ($155.8 million and $164.8 million in 1997 and 1996, respectively). Consequently, the net financial results of the Company were not impacted by recording the reinsurance transactions.

        Included in the 1997 and 1996 results of operations was the effect of a release of $47.8 million and $25.6 million for 1997 and 1996, respectively, from a previously recorded contingent tax liability that the Company assumed from Great-West Life in 1993 (see Note 10 to the financial statements). Of the $47.8 million released in 1997, $15.1 million was attributable to participating policyholders and reflected as a liability on the balance sheet.

        In addition to the contingent tax liability release, the Company also in the normal course of business reviewed its deferred tax assets and liabilities and increased its deferred tax liability by $21.6 million in 1997 (of which $10.1 million was attributable to participating policyholders), which resulted in a $11.5 million reduction in net income.

        The effect of the non-recurring transactions described above was to decrease net income by $4.4 million from 1996 to 1997. Excluding the effect of these transactions, the growth in net income reflected higher variable fee income from assets under management, improved investment income, increased realized capital gains and favorable mortality.

        The effective income tax rates were affected by the release of the contingent tax liability discussed above in 1997 and 1996 as these amounts were not taxable, although the increase in the deferred tax liability discussed above negated the impact of the 1997 release.

Comparison of Years Ended December 31, 1996 and 1995

        The Company's 1996 consolidated net income increased 5% to $134.6 million, when compared to 1995.

        Premiums and other income increased 12% from $1,067.4 million in 1995 to $1,199.2 million in 1996. The 1996 premiums included $164.8 million of reinsurance premium associated with the recapture of a block of participating individual insurance business from Great-West Life. This transaction did not impact consolidated net income, as it was offset by an increase in reserves (see discussion of policy benefits below). Therefore, premiums and other income from operations were down from 1995 levels, which reflects a 7% reduction in group life and health premiums due to high termination rates associated with price sensitivity and competition from managed care companies.

        Net investment income increased $1.5 million from $835.1 million in 1995 to $836.6 million in 1996. This change reflected an increase in the amount of invested assets of $243.8 million, which was largely offset by a lower effective yield on investments purchased in late 1995 and early 1996. The increase in invested assets is primarily the result of growth in policy loans on the Corporate-Owned Life Insurance ("COLI") business.

        The Company's realized investment gains (losses) changed from a net realized gain of $7.5 million in 1995 to a net realized loss of $21.1 million in 1996. The increase in interest rates in 1996 resulted in realized losses on the sale of fixed maturities totaling $11.6 million, while lower interest rates contributed to $28.2 million of fixed maturity gains recorded in 1995. The 50% improvement in the provision for asset losses helped to partially offset the fixed maturities capital losses, as the change in provision was reduced from $22.0 million in 1995 to $10.6 million in 1996.

        Total benefits and expenses includes life and other policy benefits, increase in reserves, interest paid or credited to contractholders, expenses, and dividends to policyholders. The increase of 5% from $1,733.3 million in 1995 to $1,824.3 million in 1996 is primarily the result of the increase in reserves of $164.8 million associated with the recapture of insurance from Great-West Life. After this adjustment the total benefits and expenses actually decreased from 1995 to 1996. This is the result of a reduction in group health claims which is consistent with the premium decrease discussed previously.

        Net income in 1996 also reflects a $25.6 million release of a previously recorded contingent liability that the Company assumed from Great-West Life in 1993. The release was triggered by the resolution of 1988 and 1989 tax issues with the Internal Revenue Service.

        The effective income tax rates were reduced in 1996 by the release of the contingent liability which was not taxable and in 1995 by the release of a $13.3 million deferred tax valuation allowance in a subsidiary investment company.

Investment Operations

        The Company's primary investment objective is to acquire assets whose durations and cash flows reflect the characteristics of the Company's liabilities, while meeting industry, size, issuer and geographic diversification standards. Formal liquidity and credit quality parameters have also been established.

        The Company follows rigorous procedures to control interest rate risk and observes strict asset and liability matching guidelines. These guidelines are designed to ensure that even in changing interest rate environments, the Company's assets will always be able to meet the cash flow and income requirements of its liabilities. Through dynamic modeling, using state-of-the-art software to analyze the effects of a wide range of possible market changes upon investments and policyholder benefits, the Company ensures that its investment portfolio is appropriately structured to fulfill financial obligations to its policyholders.

        A summary of the Company's invested assets (Millions) follows:

                                                     1997                  1996
                                                     ----                  ----
       Fixed maturities, available for sale,
          at fair value                                      $6,698                $6,206
       Fixed maturities, held-to-maturity,
          at amortized cost                                   2,083                 1,993
       Mortgage loans                                         1,236                 1,488
       Real estate and common stock                             133                    88
       Short-term investments                                   399                   419
       Policy loans                                           2,657                 2,523
                                                           --------              --------
                                                            $13,206               $12,717
                                                            =======               =======

Fixed Maturities

        Fixed maturity investments include publicly traded bonds, privately placed bonds and public and private structured assets. This latter category contains both asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Company's strategy related to structured assets is to focus on those with lower volatility and minimal credit risk. The Company does not invest in higher risk CMOs such as interest-only and principal-only strips, and currently has no plans to invest in such securities.

        Private placement investments, which are primarily in the held-to-maturity category, are generally less marketable than publicly traded assets, yet they typically offer covenant protection which allows the Company, if necessary, to take appropriate action to protect its investment. The Company believes that the cost of the additional monitoring and analysis required by private placements is more than offset by their enhanced yield.

        One of the Company's primary objectives is to ensure that its fixed maturity portfolio is maintained at a high average quality, so as to limit credit risk. In excess of 85% of the value of the securities in this portfolio are rated by external rating agencies. If not externally rated, the securities are rated by the Company on a basis intended to be similar to that of the rating agencies.

        The distribution of the fixed maturity portfolio (both available for sale and held to maturity) by credit rating is summarized as:

       Credit Rating                                 1997                  1996
       -------------                                 ----                  ----
       AAA                                                    45.7%                 45.9%
       AA                                                      8.8                   8.1
       A                                                      23.8                  23.7
       BBB                                                    20.7                  20.9
       BB and Below (non-investment grade)                     1.0                   1.4
                                                           -------               -------
          TOTAL                                              100.0%                100.0%

        At December 31, 1997, the Company had no bonds in default. At December 31, 1996, there was one bond in default with a carrying value of $8 million.

Mortgage Loans

        During 1997, the mortgage portfolio declined 17% to $1.2 billion, net of impairment reserves. The Company has not actively sought new loan opportunities since 1989 and, as such, has experienced an ongoing reduction in this portfolio's balance.

        The Company follows a comprehensive approach to the management of mortgage loans which includes ongoing analysis of key mortgage characteristics such as debt service coverage, net collateral cash flow, property condition, loan to value ratios and market conditions. Collateral valuations are performed for those mortgages which, after review, are determined by management to present possible risks and exposures. These valuations are then incorporated into the determination of the Company's allowance for credit losses.

        The average balance of impaired loans continued to remain low at $37.9 million in 1997 compared with $39.1 million in 1996, and foreclosures totaled $14.1 million and $13.0 million in 1997 and 1996, respectively. The low levels of problematic mortgages relative to the Company's overall balance sheet are due to the ongoing decrease in the size of the mortgage portfolio, the Company's active loan management program and improvement in market conditions.

        Occasionally, the Company elects to restructure certain loans if the economic benefits to the Company are believed to be more advantageous than those achieved by acquiring the collateral through foreclosure. At December 31, 1997 and 1996, the Company's loan portfolio included $64.4 million and $68.3 million, respectively, of non-impaired restructured loans.

Real Estate and Common Stock

        The Company's real estate portfolio is composed primarily of the Home Office property ($56.9 million) and properties acquired through the foreclosure of troubled mortgages. The Company operates a wholly owned real estate subsidiary which attempts to maximize the value of these properties through rehabilitation, leasing and sale. The Company anticipates limited, if any, investments in real estate assets during 1998.

        The common stock portfolio is composed of mutual fund seed money and some private equity investments. The Company anticipates a limited participation in the stock markets in 1998.

Derivatives

        The Company uses certain derivatives, such as futures, options, and swaps, for purposes of hedging interest rate and foreign exchange risk. These derivatives, when taken alone, may subject the Company to varying degrees of market and credit risk; however, when used for hedging, these instruments typically reduce risk. The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures. The Company has also developed controls within its operations to ensure that only Board authorized transactions are executed. Note 6 to the financial statements contains a summary of the Company's outstanding financial hedging derivatives.

Outlook

        General economic conditions continued to improve during 1997, including improvement or stabilization in many real estate markets. The Company does not expect to recognize any asset chargeoffs or restructurings which would result in a material adverse effect upon the Company's financial condition in 1998.

Liquidity and Capital Resources

        The Company's operations have liquidity requirements that vary among the principal product lines. Life insurance and pension plan reserves are primarily long-term liabilities. Accident and health reserves, including long-term disability, consist of both short-term and long-term liabilities. Life insurance and pension plan reserve requirements are usually stable and predictable, and are supported primarily by long-term, fixed income investments. Accident and health claim demands are stable and predictable but generally shorter term, requiring greater liquidity.

        Generally, the Company has met its operating requirements by maintaining appropriate levels of liquidity in its investment portfolio and utilizing positive cash flows from operations. Liquidity for the Company has remained strong, as evidenced by significant amounts of short-term investments and cash, which totaled $525.4 million and $544.2 million as of December 31, 1997 and 1996, respectively.

        Funds provided from premiums and fees, investment income and maturities of investment assets are reasonably predictable and normally exceed liquidity requirements for payment of claims, benefits and expenses. However, since the timing of available funds cannot always be matched precisely to commitments, imbalances may arise when demands for funds exceed those on hand. Also, a demand for funds may arise as a result of the Company taking advantage of current investment opportunities. The Company's capital resources represent funds available for long-term business commitments and primarily consist of retained earnings and proceeds from the issuance of commercial paper and equity securities. Capital resources provide protection for policyholders and the financial strength to support the underwriting of insurance risks, and allow for continued business growth. The amount of capital resources that may be needed is determined by the Company's senior management and Board of Directors as well as by regulatory requirements. The allocation of resources to new long-term business commitments is designed to achieve an attractive return, tempered by considerations of risk and the need to support the Company's existing business.

        The Company's financial strength provides the capacity and flexibility to enable it to raise funds in the capital markets through the issuance of commercial paper. The Company continues to be well capitalized, with sufficient borrowing capacity to meet the anticipated needs of its business. The Company had $54.1 million of commercial paper outstanding at December 31, 1997, compared with $84.7 million at December 31, 1996. The commercial paper has been given a rating of A-1+ by Standard & Poor's Corporation and a rating of P-1 by Moody's Investors Service, each being the highest rating available.

Accounting Pronouncements

        During the fourth quarter of 1995, the Financial Accounting Standards Board issued a guide to implementation of SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities", which permits a one-time opportunity to reclassify securities subject to SFAS No. 115. Consequently, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totaling $2.1 billion from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related policyholder amounts and deferred income taxes, of $23.4 million was recognized in stockholder's equity at the date of transfer.

        In 1996, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." The implementation of this statement had no material effect on the Company's results of operations, liquidity or financial condition.

        In connection with the employee transfer discussed in Note 2 to the financial statements, effective January 1, 1997 the Company implemented SFAS No. 87, "Employers Accounting for Pensions" and SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions". Previously, employee expenses (including costs for benefit plans) were transferred from Great-West Life to the Company through administrative services agreements. Accordingly, the implementation of these standards had no material effect on the financial results of the Company.

        Effective January 1, 1998, the Company will implement SFAS No. 125, "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities", as it relates to repurchase agreements and securities lending arrangements. Management estimates that this change will not have a material effect on the Company's financial results.

        Effective January 1, 1998, the Company will implement SFAS No. 130, "Reporting Comprehensive Income", which requires the disclosure of comprehensive income and its components. The Company recognizes unrealized gains and losses, net of adjustments, on its investments available for sale portfolio. These items will be disclosed as comprehensive income.

        Effective October 1, 1998, the Company will implement the disclosure requirements of SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 redefines how operating segments are determined and requires disclosure of certain financial and descriptive information about a company's operating segments. The Company anticipates, with the adoption of SFAS No. 131, that it will incorporate segment disclosures of its current operating units. The Company believes the segment information required to be disclosed under SFAS No. 131 will be more comprehensive than previously provided, including expanded disclosures of income statement and balance sheet items for each of its reportable operating segments.

     Effective January 1, 1998, the Company will implement SFAS No. 132, "Employer's Disclosures About Pensions and Other Postretirement Benefits". The Company expects to modify its disclosure for its postretirement benefit plans to conform to the requirements of SFAS No. 132.

Year 2000

        The Company has a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. The Company has developed detailed plans that it expects to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs in 1998 and early 1999. The Company anticipates that its systems will be year 2000 compliant on or about first quarter 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's services at that time.

Regulation

General

        The Company must comply with the insurance laws of all jurisdictions in which it is licensed to do business. Although the intent of regulation varies, most jurisdictions have laws and regulations governing rates, solvency, standards of business conduct and various insurance and investment products. The form and content of statutory financial reports and the type and concentration of investments are also regulated.

        The Company's operations and accounts are subject to examination by the Colorado Insurance Division and other regulators at specified intervals. The latest financial examination by the Colorado Insurance Division was completed in 1997, and covered the five year period ending December 31, 1995. This examination produced no significant adverse findings regarding the Company.

Solvency Regulation

        The National Association of Insurance Commissioners has adopted risk-based capital rules for life insurance companies. These rules recommend a specified level of capital depending upon the types and quality of investments held, the types of business written, and the types of liabilities maintained. Depending on the ratio of the insurer's adjusted capital to its risk based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. Based on the Company's December 31, 1997 statutory financial reports, the Company was well within these rules.

        The National Association of Insurance Commissioners Insurance Regulatory Information System ratios are another set of tools used by regulators to provide an "early warning" as to when a company may require special attention. There are twelve categories of financial data with defined usual ranges for each. For 1997, the Company was within the usual ranges in all categories.

Insurance Holding Company Regulations

        The Company is subject to and complies with insurance holding company regulations in Colorado. These regulations contain certain restrictions and reporting requirements for transactions between an insurer and its affiliates, including the payments of dividends. They also regulate changes in control of an insurance company.

Securities Laws

        The Company is subject to various levels of regulation under federal securities laws. The Company's broker-dealer subsidiaries are regulated by the Securities and Exchange Commission ("SEC") and the National Association of
Securities Dealers, Inc. The Company's investment advisor subsidiary and transfer agent subsidiary are regulated by the SEC. Certain of the Company's Separate Accounts and mutual funds are registered under the Investment Company Act of 1940 and the offerings of certain of the Company's variable insurance and annuity products are registered under the Securities Act of 1933.

HMO Regulation

        The Company's HMO subsidiaries are subject to regulation by various government agencies in the states in which they are licensed to do business. This involves the regulation of solvency, contracts, rates, quality assurance, minimum levels of benefits, and the availability and continuity of care.

Guaranty Funds

        Under insurance guaranty fund laws existing in all states, insurers doing business in those states can be assessed (up to prescribed limits) for certain obligations of insolvent insurance companies. The Company has established a reserve of $8.7 million as of December 31, 1997 to cover future assessments of known insolvencies. The Company has historically recovered more than half of the guaranty fund assessments through statutorily permitted premium tax offsets. The Company has a prepaid asset associated with guaranty fund assessments of $5.6 million at December 31, 1997.

Canadian Regulation

        Because the Company is a subsidiary of Great-West Life, which is a Canadian company, the Office of the Superintendent of Financial Institutions Canada conducts periodic examinations of the Company and approves certain investments in subsidiary companies.

Ratings

        The Company is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies on the financial strength of the Company and its ability to meet the obligations of its insurance policies; however, these ratings and the Company's financial strength do not extend to the investment return or principal value of the Company's separate accounts.

Rating Agency                    Measurement                                  Rating
-----------------------------    ------------------------------------------   ------------

A.M. Best Company                Financial    Condition    and   Operating    A++ *
                                 Performance

Duff & Phelps Corporation        Claims Paying Ability                        AAA *

Standard       &      Poor's     Claims Paying Ability                        AA+ **
Corporation

Moody's Investors Service        Insurance Financial Strength                 Aa2 ***

*     Highest ratings available.
**   Second highest rating out of 19 rating categories.
***  Third highest rating out of 19 rating categories.

Miscellaneous

        No customer accounted for 10% or more of the Company's consolidated revenues in 1997. In addition, no unit of the Company's business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business units. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business units. The Company had approximately 4,600 employees at December 31, 1997.

           The executive offices of the Company consist of a 517,633 square foot office complex located in Englewood, Colorado. The office complex is owned by a subsidiary of the Company. The Company leases sales and claims offices throughout the United States.

Directors and Officers

        Set forth below is information concerning the Company's directors and executive officers, together with their principal occupation for the past five years. Unless otherwise indicated, all of the directors have been engaged for not less than five years in their present principal occupations or in another executive capacity with the companies or firms identified.

Director                                 Principal Occupation(s) For
                                         Last Five Years

James Balog                              Company Director

James W. Burns, O.C.                     Chairman  of  the  Boards  of  Great-West   Lifeco,
                Great-West Life, London Insurance Group Inc. and
                 London Life Insurance Company; Deputy Chairman,
                                         Power Corporation

Orest T. Dackow                          President and Chief Executive  Officer,  Great-West
                                         Lifeco

Robert G. Graham                         Company  Director  since January  1996;  previously
                Chairman and Chief Executive Officer, Inter-City
                                         Products Corporation

Robert Gratton                           Chairman  of the  Board of the  Company;  President
                  and Chief Executive Officer, Power Financial

N. Berne Hart                            Company Director

Kevin P. Kavanagh                        Company Director

William Mackness                         Company Director since July 1995;  previously Dean,
                  Faculty of Management, University of Manitoba

William T. McCallum                      President  and  Chief  Executive   Officer  of  the
                 Company; President and Chief Executive Officer,
                                         United States Operations, Great-West Life

Jerry E.A. Nickerson                     Chairman  of  the  Board,  H.B.  Nickerson  &  Sons
                                         Limited

The Honourable                           Vice-Chairman,  Power  Corporation;  Member  of the
P. Michael Pitfield, P.C., Q.C.          Senate of Canada

Michel Plessis-Belair, F.C.A.            Vice-Chairman  and Chief Financial  Officer,  Power
                 Corporation; Executive Vice-President and Chief
                                         Financial Officer, Power Financial

Brian E. Walsh                           Co-Founder and Managing  Partner,  Veritas  Capital
                Management, LLC since September 1997; previously
               Partner, Trinity L.P. from January 1996;previously
                Managing Director and Co-Head, Global Investment
                                         Bank, Bankers Trust Company

Executive Officers                       Principal Occupation(s) For
                                         Last Five Years

William  T.   McCallum                  President  and  President  and  Chief  Executive   Officer  of  the
Chief                                    Company;  President  and Chief  Executive  Officer,
Executive Officer                        United States Operations, Great-West Life

Dennis Low                               Executive  Vice  President,  Financial  Services of
Executive  Vice  President,
Financial  Services                      the Company and Great-West Life


Alan D. MacLennan                        Executive Vice President,  Employee Benefits of the
Executive  Vice   President,
Employee                                     Company and Great-West Life
Benefits

James D. Motz                            Executive Vice President,  Employee Benefits of the
Executive Vice President,                Company and Great-West Life
Employee Benefits

Douglas L. Wooden                        Executive  Vice  President,  Financial  Services of
Executive Vice President,                the Company and
Financial Services                       Great-West Life

John A. Brown                            Senior Vice President,  Sales,  Financial  Services
Senior    Vice    President,
Sales,                                    of the Company and Great-West Life
Financial Services

Donna A. Goldin                          Executive  Vice   President  and  Chief   Operating
Executive   Vice  President
and  Chief  Officer,                     One   Corporation   since   June   1996;
Operating Officer,                       previously   Executive  Vice  President  and  Chief
One Corporation                          Operating  Officer,  Harris  Methodist  Health Plan
                                         since  March  1995;   previously   Executive   Vice
                 President and Chief Operating Officer, Private
                            Healthcare Systems, Inc.

Mitchell T.G. Graye                      Senior Vice President,  Chief Financial  Officer of
Senior Vice President,
Chief Financial                          the   Company;   Senior   Vice   President,   Chief
Officer                                  Financial Officer, United States, Great-West Life

John T. Hughes                           Senior Vice President,  Chief Investment Officer of
Senior Vice President,                   the   Company;   Senior   Vice   President,   Chief
Chief Investment Officer                 Investment Officer, United States, Great-West Life

D. Craig Lennox                          Senior   Vice   President,   General   Counsel  and
Senior Vice President,
General Counsel                          Secretary  of the  Company;  Senior Vice  President
and Secretary                            and Chief U.S. Legal Officer,  Great-West Life

Steve H. Miller                          Senior Vice President,  Employee  Benefits Sales of
Senior   Vice    President,              Employee  the Company and Great-West Life
Benefits Sales

Charles P. Nelson                        Senior Vice President,
Senior    Vice    President,
Public                                   Public  Non-Profit   Markets  of  the  Company  and
Non-Profit Markets                       Great-West Life

Martin Rosenbaum                         Senior   Vice    President,    Employee    Benefits
Senior Vice President, Employee          Operations of the Company and Great-West Life
Benefits Operations

Robert K. Shaw                           Senior Vice  President,  Individual  Markets of the
Senior   Vice   President,
Individual                               Company and Great-West Life
Markets

Executive Compensation

        The following table sets out all compensation paid to the individuals who were, at December 31, 1997, the Chief Executive Officer and the other four most highly compensated executive officers of the Company (collectively the "Named Executive Officers") for services rendered to the Company and its subsidiaries, and Great-West Life, in all capacities for fiscal years ended 1995, 1996 and 1997, respectively.


---------------------------------------------------------------------- =========================
                                         Annual compensation           Long-term   compensation
                                     awards
---------------------------------------------------------------------- =========================
------------------------- ------------- ------------- ---------------- =========================
Name and                  Year          Salary        Bonus            Options (1)
principal position                      ($)           ($)              (#)
------------------------- ------------- ------------- ---------------- =========================
------------------------- ------------- ------------- ---------------- =========================
W.T. McCallum,            1997          608,708       406,250          300,000 (3)
President and             1996          561,818       370,500          300,000 (2)
Chief Executive Officer   1995          523,958       351,000          -
                                                          225,000(4)
------------------------- ------------- ------------- ---------------- =========================
------------------------- ------------- ------------- ---------------- =========================
J.T. Hughes,              1997          324,000       162,000          -
Senior  Vice  President,  1996          312,000       136,968          80,000 (2)
Chief Investment Officer  1995          301,000       150,500          -
------------------------- ------------- ------------- ---------------- =========================
------------------------- ------------- ------------- ---------------- =========================
D. Low,  Executive  Vice  1997          340,000       132,000          50,000 (3)
President,     Financial  1996          325,000       146,250          150,000 (2)
Services                  1995          305,000       150,500          -
------------------------- ------------- ------------- ---------------- =========================
------------------------- ------------- ------------- ---------------- =========================
A.D.          MacLennan,  1997          340,000       132,000          50,000 (3)
Executive           Vice  1996          325,000       115,000          150,000 (2)
President,      Employee  1995          312,000       125,000          -
Benefits
------------------------- ------------- ------------- ---------------- =========================
------------------------- ------------- ------------- ---------------- =========================
D.L. Wooden               1997          300,000       150,000          150,000 (3)
Executive           Vice  1996          287,000       143,500          100,000 (2)
President,     Financial  1995          275,500       137,500          -
Services
------------------------- ------------- ------------- ---------------- =========================

(1) The options set out are options for common shares of Great-West Lifeco which are granted by Great-West Lifeco pursuant to the Great-West Lifeco Stock Option Plan ("Lifeco Options").

(2) These Lifeco Options become exercisable 20% per year commencing on the first anniversary of the grant and expire ten years after the date of the grant.

(3) All or portions of these Lifeco Options become exercisable if certain financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007.

(4) A special one-time bonus payment with respect to long-term performance.

        The following table describes options granted to the Named Executive Officers during the most recently completed fiscal year. All options are Lifeco Options granted pursuant to the Great-West Lifeco Stock Option Plan. Lifeco Options are issued with an exercise price in Canadian dollars. Canadian dollar amounts have been translated to U.S. dollars at a rate of 1/1.43.


------------------------------------------------------------------------ ==========================
                                                                         Potential      realizable
                                                                         value at  assumed  annual
Individual grants                                                        rates  of   stock   price
                                                                         appreciation  for  option
                                      term
------------------------------------------------------------------------ ==========================

                             Percent    of
                             total
                 Options     options        Exercise
Name             granted     granted    to  or base     Expiration date  5%           10%
                 (#)         employees  in  price                        ($)          ($)
                             fiscal year    ($/share)
---------------- ----------- -------------- ----------- ---------------- ------------ =============
---------------- ----------- -------------- ----------- ---------------- ------------ =============
W.T. McCallum    300,000     19.43          22.70       June 26, 2007    4,282,772    10,853,386
---------------- ----------- -------------- ----------- ---------------- ------------ =============
---------------- ----------- -------------- ----------- ---------------- ------------ =============
J.T. Hughes      -           -              -           -                -            -
---------------- ----------- -------------- ----------- ---------------- ------------ =============
---------------- ----------- -------------- ----------- ---------------- ------------ =============
D. Low           50,000      3.24           22.70       June 26, 2007    713,795      1,808,898
---------------- ----------- -------------- ----------- ---------------- ------------ =============
---------------- ----------- -------------- ----------- ---------------- ------------ =============
A.D. MacLennan   50,000      3.24           22.70       June 26, 2007    713,795      1,808,898
---------------- ----------- -------------- ----------- ---------------- ------------ =============
D.L. Wooden      150,000     9.72           22.70       June 26, 2007    2,141,386    5,426,693
---------------- ----------- -------------- ----------- ---------------- ------------ =============

        Prior to April 24,1996, the Named Executive Officers participated in the Power Financial Employee Share Option Plan pursuant to which options to acquire common shares of Power Financial ("PFC Options") were granted. The following table describes all PFC Options exercised in 1997, and all unexercised PFC
Options held as of December 31, 1997, by the Named Executive Officers. PFC Options are issued with an exercise price in Canadian dollars. Canadian dollar amounts have been translated to U.S. dollars at a rate of 1/1.43.

----------------------------------------------- --------------------------- ============================
                                                Unexercised   options   at  Value    of     unexercised
                                                fiscal year-end             in-the-money   options   at
                                                (#)                         fiscal year-end
                                                                            ($)
----------------------------------------------- --------------------------- ============================
                  Shares
                  acquired        Value
Name              on exercise     realized      Exercisable                 Exercisable
                  (#)             ($)           Unexercisable               Unexercisable
================= --------------- ------------- ------------- ------------- -------------- =============
W.T. McCallum     12,000          240,445       40,000        -             1,201,486      -
                                                              -------------                =============
================= --------------- ------------- ------------- ------------- -------------- =============
J.T. Hughes       -               -             120,000       -             3,312,063      -
                                                              -------------                =============
================= --------------- ------------- ------------- ------------- -------------- =============
D. Low            74,600          1,123,970     -             -             -              -
                                                              -------------                =============
================= --------------- ------------- ------------- ------------- -------------- =============
A.D. MacLennan    -               -             -             -             -              -
                                                              -------------                =============
================= =============== ============= ============= ============= ============== =============
D.L. Wooden       -               -             88,000        -             2,449,038      -
================= =============== ============= ============= ============= ============== =============

        Commencing April 24,1996, the Named Executive Officers began participating in the Great-West Lifeco Stock Option Plan. The following table describes all Lifeco Options exercised in 1997, and all unexercised Lifeco
Options held as of December 31, 1997, by the Named Executive Officers. Lifeco Options are issued with an exercise price in Canadian dollars. Canadian dollar amounts have been translated to U.S. dollars at a rate of 1/1.43.

----------------------------------------------- --------------------------- ============================
                                                Unexercised   options   at  Value    of     unexercised
                                                fiscal year-end             in-the-money   options   at
                                                (#)                         fiscal year-end
                                                                            ($)
----------------------------------------------- --------------------------- ============================
                  Shares
                  acquired        Value
Name              on exercise     realized      Exercisable                 Exercisable
                  (#)             ($)           Unexercisable               Unexercisable
================= --------------- ------------- ------------- ------------- -------------- =============
W.T. McCallum     -               -             60,000        540,000       903,941        4,881,489
                                                -------------                              =============
================= --------------- ------------- ------------- ------------- -------------- =============
J.T. Hughes       -               -             16,000        64,000        241,051        964,204
                                                -------------                              =============
================= --------------- ------------- ------------- ------------- -------------- =============
D. Low            -               -             30,000        170,000       451,970        2,018,836
                                                -------------                              =============
================= --------------- ------------- ------------- ------------- -------------- =============
A.D. MacLennan    -               -             30,000        170,000       451,970        2,018,836
                                                -------------                              =============
================= =============== ============= ============= ============= ============== =============
D.L. Wooden       -               -             20,000        230,000       301,314        1,838,117
================= =============== ============= ============= ============= ============== =============


Pension Plan Table

        The following table sets out the pension benefits payable to the Named Executive Officers by Great-West Life or the Company.

PENSION PLAN TABLE
========================= =============================================================
                          Years of service
                          =============================================================
Remuneration
($)
                               15              20                25               30               35
========================= =============================================================
400,000                    120,000           160,000          200,000          240,000           240,000
========================= =============================================================
500,000                    150,000           200,000          250,000          300,000           300,000
========================= =============================================================
600,000                    180,000           240,000          300,000          360,000           360,000
========================= =============================================================
700,000                    210,000           280,000          350,000          420,000           420,000
------------------------- =============================================================
800,000                    240,000        320,000           400,000             480,000          480,000
------------------------- =============================================================
------------------------- =============================================================
900,000                   270,000         360,000           450,000             540,000         540,000
------------------------- =============================================================
========================= =============================================================
1,000,000                 300,000         400,000           500,000             600,000         600,000
========================= =============================================================

The Named Executive Officers have the following years of service.

Name                  Years of Service

W.T. McCallum         31
J.T. Hughes           7
D. Low                32
A.D. MacLennan        31
D.L. Wooden           6

        For W.T. McCallum, the benefits shown are payable commencing December 31, 2000, and remuneration is the average of the highest 36 consecutive months of compensation during the last 84 months of employment. For J.T. Hughes, D. Low, A.D. MacLennan and D.L. Wooden, the benefits shown are payable upon the attainment of age 62, and remuneration is the average of the highest 60 consecutive months of compensation during the last 84 months of employment. Compensation includes salary and bonuses prior to any deferrals. The normal form of pension is a life only annuity. Other optional forms of pension payment are available on an actuarially equivalent basis. The benefits listed in the table are subject to deduction for social security and other retirement benefits.

Directors of the Company

        The following sets out remuneration paid by the Company to its directors.

        For each director of the Company who is not also a director of Great-West Life, the Company pays an annual fee of $15,000, and a meeting fee of $1,000 for each meeting of the Board of Directors or a committee thereof attended. With the exception of the President and Chief Executive Officer of Great-West Lifeco and the President and Chief Executive Officer of the Company, for each director of the Company who is also a director of Great-West Life, the Company pays a meeting fee of $1,000 for each meeting of the Board of Directors or a committee thereof attended which is not coincident with a Great-West Life meeting. In addition, all directors are reimbursed for incidental expenses.

        The above amounts are paid in the currency of the country of residence of the director.

Compensation Committee Interlocks and Insider Participation

     Executive compensation is determined by the Company's Board of Directors. W.T. McCallum, President and Chief Executive Officer of the Company, is a member of the Board of Directors. Mr. McCallum participated in executive compensation matters generally but was not present when his own compensation was discussed or determined.

Security Ownership of Certain Beneficial Owners

     As of March 1, 1998, the following sets out the beneficial owners of more than 5% of the Company's voting securities:

(1) 100% of the Company's 7,032,000 outstanding common shares are owned by The Great-West Life Assurance Company, 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2) 99.5% of the outstanding common shares of The Great-West Life Assurance Company are owned by Great-West Lifeco Inc., 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(3)     81.2% of the  outstanding  common shares of  Great-West  Lifeco Inc. are
        controlled  by  Power  Financial   Corporation,   751  Victoria  Square,
        Montreal, Quebec, Canada H2Y 2J3.

(4) 67.7% of the outstanding common shares of Power Financial Corporation are owned by 171263 Canada Inc., 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5)  100% of the  outstanding  common  shares of 171263 Canada Inc. are owned by
     Marquette  Communications  Corporation,   751  Victoria  Square,  Montreal,
     Quebec, Canada H2Y 2J3.

(6) 100% of the outstanding common shares of Marquette Communications Corporation are owned by Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(7) Mr. Paul Desmarais, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

Security Ownership of Management

        The following table sets out the number of equity securities, and exercisable options for equity securities, of the Company or any of its parents or subsidiaries, beneficially owned, as of March 1, 1998, by (i) the directors of the Company; (ii) the Named Executive Officers; and (iii) the directors and executive officers of the Company as a group.


------------------------ ------------------------------------------------------------------------
                         Company
                         ------------------------------------------------------------------------
                         ----------------- ---------------- ----------------- -------------------
                         The   Great-West  Great-West       Power  Financial  Power  Corporation
                         Life   Assurance  Lifeco Inc.      Corporation       of Canada
                         Company
                         (1)               (2)              (3)               (4)
                         ----------------- ---------------- ----------------- -------------------
Directors

-------------------------------------------------------------------------------------------------
------------------------ ----------------- ---------------- ----------------- -------------------
J. Balog                 -                 -                -                 -
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
J. W. Burns              50                56,000           4,000             200,320
                                                                              101,750 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
O.T. Dackow              16                35,881           10,000 options    -
                                           100,000 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
A. Desmarais             50                20,000           10,800            170,800
                                                                              306,750 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
P. Desmarais, Jr.        50                30,000           -                 306,750 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
R.G. Graham              -                 -                -                 -
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
R. Gratton               -                 165,000          155,000           2,500
                                                            2,160,000         150,000 options
                                     options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
N.B. Hart                -                 -                -                 -
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
K. P. Kavanagh           -                 27,584           -                 -
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
W. Mackness              -                 -                -                 -
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
W.T. McCallum            17                35,133           52,000            -
                                           60,000 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
J.E.A. Nickerson         -                 -                -                 -
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
P.M. Pitfield            -                 45,000           35,000            50,000
                                                                              121,750 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
M. Plessis-Belair        -                 10,000           1,000             7,900
                                                                              21,750 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
B.E. Walsh               -                 -                -                 3,700
------------------------ ----------------- ---------------- ----------------- -------------------





-------------------------------------------------------------------------------------------------

Named Executive Officers

-------------------------------------------------------------------------------------------------
------------------------ ----------------- ---------------- ----------------- -------------------
W.T. McCallum            17                35,133           52,000            -
                                           60,000 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
J.T. Hughes              -                 4,788            120,000 options   -
                                           16,000 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
D. Low                   -                 8,266            64,600            -
                                           30,000 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
A.D. MacLennan           -                 9,502            -                 -
                                           30,000 options
------------------------ ----------------- ---------------- ----------------- -------------------
------------------------ ----------------- ---------------- ----------------- -------------------
D.L. Wooden              -                 20,000 options   88,000 options    -
------------------------ ----------------- ---------------- ----------------- -------------------
-------------------------------------------------------------------------------------------------

Directors and Executive
Officers as a Group

-------------------------------------------------------------------------------------------------
------------------------ ----------------- ---------------- ----------------- -------------------
                         183               470,520          322,400           435,220
                                           353,600 options  2,378,000         1,008,750 options
                                     options
------------------------ ----------------- ---------------- ----------------- -------------------

(1) All holdings are common shares of The Great-West Life Assurance Company. (2) All holdings are common shares, or where indicated, exercisable options for common shares, of Great-West Lifeco
        Inc.

(3) All holdings are common shares, or where indicated, exercisable options for common shares, of Power Financial Corporation.

(4)     All  holdings  are  subordinate   voting  shares,  or  where  indicated,
        exercisable options for subordinate voting shares, of Power Corporation of Canada.

          The number of common shares and exercisable options for common shares of Power Financial Corporation held by R. Gratton represents 1.31% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding. The number of common shares and exercisable options for common shares of Power Financial Corporation held by the directors and executive officers as a group represents 1.53% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding. The number of subordinate voting shares and exercisable options for subordinate voting shares of Power Corporation of Canada held by the directors and executive officers as a group represents 1.44% of the total number of subordinate voting shares and exercisable options for subordinate voting shares of Power Corporation of Canada outstanding. None of the remaining holdings set out above exceed 1% of the total number of shares and exercisable

----------------------------------------------------------------------------

                                   VOTING RIGHTS
 ----------------------------------------------------------------------------

        To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by the Company at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Funds shares in our own rights, we may elect to do so.

        Before the annuity commencement date, you the Owner, have the voting interest. The number of votes which are available to you will be calculated separately for each of your Variable Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to a Contract will decrease as annuity payments are made.

        The number of votes of an Eligible Fund will be determined as of the date coincident with the date established by that Eligible Fund for determining shareholders eligible to vote at the meeting of the Eligible Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

        Shares as to which no timely instructions are received and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

        Each person or entity having a voting interest in a Investment Division will receive proxy material, reports and other material relating to the appropriate Eligible Fund.

        It should be noted that generally the Eligible Funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

        Contract Owners have no voting rights in the Company.

----------------------------------------------------------------------------

                       RIGHTS RESERVED BY THE COMPANY
----------------------------------------------------------------------------

        The Company reserves the right to make certain changes if, in its judgment, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, the Company will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes the Company may make include:

        - To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

        -  To  transfer  any  assets  in  any  Investment  Division  to  another
        Investment Division, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Investment Divisions of the Series Account.

        - To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

        - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

          - To change the time or time of day at which a Valuation Date is deemed to have ended.

        - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit the Company to take, including to change the way the Company assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which the Company has guaranteed.

 ----------------------------------------------------------------------------

                               LEGAL PROCEEDINGS
 ----------------------------------------------------------------------------

     There are at present no material legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. The Company is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which the Company is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of the Company.
----------------------------------------------------------------------------

                                 LEGAL MATTERS
 ----------------------------------------------------------------------------

     Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP. The organization of the Company, the Company's authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Ruth B. Lurie, Vice President, Counsel and Associate Secretary of the Company.

----------------------------------------------------------------------------

                                   EXPERTS
----------------------------------------------------------------------------

        The consolidated financial statements of Great-West Life & Annuity Insurance Company at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
----------------------------------------------------------------------------

                            AVAILABLE INFORMATION
----------------------------------------------------------------------------

        We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration
Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is hereby made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Commission located at 450 Fifth Street, N.W., Washington, D.C.

        The   Statement  of  Additional   Information   contains  more  specific
information relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

        1.     General Information
        2. Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account
        3.     Calculation of Annuity Payments
        4.     Postponement of Payments
        5.     Services
        6.     Withholding
        7.     Calculation of Performance Data

                                            Appendix A

The standard nonforfeiture rate in all states, other than those listed below is 3%.

Florida               0%
Mississippi           0%
Oklahoma              0%

                                            Appendix B

On the following pages are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example #1 - Increasing Interest Rates

        Deposit:                    $25,000 on November 1, 1996
        Maturity Date:              December 31, 2005
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2000
        j:                          7.00%
        Amount Surrendered:         $10,000
        N:                          65

               MVAF   =      {[(1 + i)/(1 + j + .10%)]N/12} - 1
                      =      {[1.0615/1.071]65/12} - 1
                      =      .952885 - 1
                      =      .047115

               MVA    =      (amount Transferred or surrendered) x MVAF
                      =      $10,000 x - .047115
                      =      - $471.15

               Surrender Value = (amount Transferred or surrendered + MVA)
                                    =       ($10,000 + - $471.15)
                                    =       $9,528.85


        Example #2 - Decreasing Interest Rates

        Deposit:                    $25,000 on November 1, 1996
        Maturity Date:              December 31, 2005
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2000
        j:                          5.00%
        Amount Surrendered:         $10,000
        N:                          65

               MVAF   =      {[(1 + i)/(1 + j + .10%)]N/12} - 1
                      =      {[1.0615/1.05]65/12} - 1
                      =      .0055323

               MVAF   =      (amount Transferred or surrendered) x MVAF
                      =      $10,000 x .0055323
                      =      $553.23

               Surrender Value = (amount Transferred or surrendered + MVA)
                                    =       ($10,000 + $553.23)
                                    =       $10,553.23

        Example #3 - Flat Interest Rates (i and j are within .10% of each other)

        Deposit:                    $25,000 on November 1, 1996
        Maturity Date:              December 31, 2005
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2000
        j:                          6.24%
        Amount Surrendered:         $10,000
        N:                          65

               MVAF   =      {[(1 + i)/(1 + j + .10%)]N/12} - 1
                      =      {[1.0615/1.0634]65/12} - 1
                      =      .99036 - 1
                      =      -.00964
                      However, [i-j] is less than .10%, so MVAF = 0

               MVAF   =      (amount Transferred or surrendered) x MVAF
                      =      $10,000 x 0
                      =      $0

               Surrender Value = (amount Transferred or surrendered + MVA)
                                    =       ($10,000 + $0)
                                    =       $10,000




        Example #4 - N is less than 6 (less than 6 months to maturity)

        Deposit:                    $25,000 on November 1, 1996
        Maturity Date:              December 31, 2005
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2005
        j:                          7.00%
        Amount Surrendered:         $10,000
        N:                          5

        MVAF   =      {[(1 + i)/(1 + j + .10%)]N/12} - 1
               =      {[1.0615/1.071]5/12} - 1
               =      .99629 - 1
               =      -.00371
               However, N is less than 6, so MVAF = 0

        MVAF   =      (amount Transferred or surrendered) x MVAF
               =      $10,000 x 0
               =      $0

        Surrender Value = (amount Transferred or surrendered + MVA)
                             =      ($10,000 + $0)
                             =      $10,000

                            GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY




                             CONSOLIDATED FINANCIAL STATEMENTS FOR THE
                             YEARS ENDED DECEMBER 1997, 1996, AND 1995
                                    AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP


DELOITTE & TOUCHE LLP
Denver, Colorado

January 23, 1998

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

ASSETS                                                                     1997              1996
------
                                                                       --------------   ---------------

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value $2,151,476
and                                                                 $     2,082,716   $    1,992,681
    $2,041,064)
    Available-for-sale, at fair value (amortized cost $6,541,422
and                                                                       6,698,629        6,206,478
    $6,151,519)
  Common stock                                                               39,021           19,715
  Mortgage loans on real estate, net                                      1,235,594        1,487,575
  Real estate, net                                                           93,775           67,967
  Policy loans                                                            2,657,116        2,523,477
  Short-term  investments,  available-for-sale  (cost  approximates         399,131          419,008
fair value)
                                                                       --------------   ---------------

      Total Investments                                                  13,205,982       12,716,901

Cash                                                                        126,278          125,182
Reinsurance receivable                                                       84,364          196,958
Deferred policy acquisition costs                                           255,442          282,780
Investment income due and accrued                                           165,827          198,441
Other assets                                                                121,543           57,244
Premiums in course of collection                                             77,008           74,693
Deferred income taxes                                                       193,820          214,404
Separate account assets                                                   7,847,451        5,484,631
                                                                       --------------   ---------------




















TOTAL ASSETS                                                        $    22,077,715   $   19,351,234
                                                                       ==============   ===============



See notes to consolidated financial statements.



-------------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                                       1997              1996
------------------------------------
                                                                       --------------   ---------------

POLICY BENEFIT LIABILITIES:
    Policy reserves                                                  $   11,102,719   $   11,022,595
    Policy and contract claims                                              375,499          372,327
    Policyholders' funds                                                    165,106          153,867
    Experience refunds                                                       84,935           87,399
    Provision for policyholders' dividends                                   62,937           51,279

GENERAL LIABILITIES:
    Due to Parent Corporation                                               126,656          151,431
    Repurchase agreements                                                   325,538          286,736
    Commercial paper                                                         54,058           84,682
    Other liabilities                                                       605,032          488,818
    Undistributed earnings on
      participating business                                                141,865          133,255
    Separate account liabilities                                          7,847,451        5,484,631
                                                                       --------------   ---------------

      Total Liabilities                                                  20,891,796       18,317,020
                                                                       --------------   ---------------

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value,
       50,000,000 shares authorized:
            Series A, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              600 shares issued and outstanding                              60,000           60,000
            Series B, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              200 shares issued and outstanding                              20,000           20,000
            Series C, cumulative, 1500 shares authorized,
              none outstanding
            Series D, cumulative, 1500 shares authorized,
              none outstanding
            Series E, non-cumulative, 2,000,000
              shares authorized, issued, and outstanding,
              liquidation value of $20.90 per share                          41,800           41,800
    Common stock, $1 par value; 50,000,000 shares authorized;
       7,032,000 shares issued and outstanding                                7,032            7,032
    Additional paid-in capital                                              690,748          664,265
    Unrealized gains (losses) on securities available-for-sale, net          52,807           14,951
    Retained earnings                                                       313,532          226,166
                                                                       --------------   ---------------

      Total Stockholder's Equity                                          1,185,919        1,034,214
                                                                       --------------   ---------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $   22,077,715   $   19,351,234
                                                                       ==============   ===============



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

                                                             1997            1996            1995
                                                         -------------   -------------   -------------
REVENUES:
  Annuity contract charges and premiums                $     115,054   $      91,881   $      79,816
  Life, accident, and health premiums earned (net of
    premiums ceded (recaptured) totaling $(94,646),
    $(104,250) and $60,880)                                1,163,855       1,107,367         987,611
  Net investment income                                      897,572         836,642         835,046
  Net realized gains (losses) on investments                   9,800         (21,078)          7,465
                                                         -------------   -------------   -------------

                                                           2,186,281       2,014,812       1,909,938
                                                         -------------   -------------   -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of reinsurance
    recoveries totaling $44,871, $52,675,
    and $43,574)                                             543,903         515,750         557,469
  Increase in reserves                                       245,811         229,198          98,797
  Interest paid or credited to contractholders               527,784         561,786         562,263
  Provision for policyholders' share of earnings
(losses)
    on participating business                                  3,753              (7)          2,027
  Dividends to policyholders                                  63,799          49,237          48,150
                                                         -------------   -------------   -------------

                                                           1,385,050       1,355,964       1,268,706

  Commissions                                                102,150         106,561         122,926
  Operating expenses                                         419,616         336,719         314,810
  Premium taxes                                               23,108          25,021          26,884
                                                                         -------------   -------------
                                                         -------------
                                                           1,929,924       1,824,265       1,733,326

INCOME BEFORE INCOME TAXES                                   256,357         190,547         176,612
                                                         -------------   -------------   -------------

PROVISION FOR INCOME TAXES:
   Current                                                   103,794          77,134          88,366
   Deferred                                                   (6,197)        (21,162)        (39,434)
                                                         -------------   -------------   -------------

                                                              97,597          55,972          48,932
                                                         -------------   -------------   -------------

NET INCOME                                             $     158,760   $     134,575   $     127,680
                                                         =============   =============   =============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Net
                                                                                  Additional  Unrealized
                                       Preferred Stock         Common Stock        Paid-In      Gains      Retained
                                    ---------------------- ---------------------
                                     Shares      Amount      Shares     Amount     Capital     (Losses)    Earnings       Total
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, JANUARY 1, 1995            2,000,800 $  121,800   7,032,000  $   7,032 $   657,265 $   (78,427) $    69,561 $   777,231

Change in net unrealized
gains (losses)                                                                                  137,190                  137,190

Dividends                                                                                                    (48,980)    (48,980)

Net income                                                                                                   127,680     127,680
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, DECEMBER 31, 1995          2,000,800    121,800   7,032,000      7,032     657,265      58,763      148,261     993,121

Change in net unrealized
gains (losses)                                                                                  (43,812)                 (43,812)

Capital contributions                                                                 7,000                                7,000

Dividends                                                                                                    (56,670)    (56,670)

Net income                                                                                                   134,575     134,575
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, DECEMBER 31, 1996          2,000,800    121,800   7,032,000      7,032     664,265      14,951      226,166   1,034,214

Change in net unrealized
gains (losses)                                                                                   37,856                   37,856

Capital contributions                                                                26,483                               26,483

Dividends                                                                                                    (71,394)    (71,394)

Net income                                                                                                   158,760     158,760
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, DECEMBER 31, 1997          2,000,800 $  121,800   7,032,000  $   7,032 $   690,748 $    52,807  $   313,532 $ 1,185,919
                                    ==========  ========== ===========  ========  ==========  ===========  ==========  ============

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

                                                            1997             1996            1995
                                                        --------------   -------------   -------------

OPERATING ACTIVITIES:
    Net income                                        $      158,760   $      134,575  $      127,680
    Adjustments to reconcile net income to
      net cash provided by operating activities:
       Gain (loss) allocated to participating                  3,753               (7)          2,027
policyholders
       Amortization of investments                               409           15,518          26,725
       Realized losses (gains) on disposal of
investments
           and provisions for mortgage loans and              (9,800)          21,078          (7,465)
real estate
       Amortization                                           46,929           49,454          49,464
       Deferred income taxes                                  (6,224)         (20,258)        (39,763)
    Changes in assets and liabilities:
        Policy benefit liabilities                           498,114          358,393         346,975
        Reinsurance receivable                               112,594          136,966         (38,776)
        Accrued interest and other receivables                30,299           24,778         (17,617)
        Other, net                                            58,865           (8,076)          8,834
                                                        --------------   -------------   -------------
                 Net cash provided by operating              893,699          712,421         458,084
activities
                                                        --------------   -------------   -------------

INVESTING ACTIVITIES:
    Proceeds from sales, maturities, and
        redemptions of investments:
        Fixed maturities
             Held-to-maturity
                Sales                                                                          18,821
                Maturities and redemptions                   359,021          516,838         655,993
             Available-for-sale
                Sales                                      3,174,246        3,569,608       4,211,649
                Maturities and redemptions                   771,737          803,369         253,747
        Mortgage loans                                       248,170          235,907         260,960
        Real estate                                           36,624            2,607           4,401
        Common stock                                          17,211            1,888
    Purchases of investments:
        Fixed maturities
             Held-to-maturity                               (439,269)        (453,787)       (490,228)
             Available-for-sale                           (4,314,722)      (4,753,154)     (4,932,566)
        Mortgage loans                                        (2,532)         (23,237)           (683)
        Real estate                                          (64,205)         (15,588)         (5,302)
        Common stock                                         (29,608)         (12,113)         (4,218)
                                                        --------------   -------------   -------------
                 Net cash used in investing                 (243,327)        (127,662)        (27,426)
activities
                                                        --------------   -------------   -------------





                                                                                         (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

                                                             1997            1996            1995
                                                         -------------   -------------   -------------

FINANCING ACTIVITIES:
   Contract withdrawals, net of deposits               $    (577,538)  $    (413,568)  $    (217,190)
   Due to Parent Corporation                                 (19,522)          1,457          (9,143)
   Dividends paid                                            (71,394)        (56,670)        (48,980)
   Net commercial paper repayments                           (30,624)           (172)         (4,832)
   Net repurchase agreements (repayments) borrowings          38,802         (88,563)       (191,195)
   Capital contributions                                      11,000           7,000
                                                         -------------   -------------   -------------
              Net cash used in financing activities         (649,276)       (550,516)       (471,340)
                                                         -------------   -------------   -------------

NET INCREASE (DECREASE) IN CASH                                1,096          34,243         (40,682)

CASH, BEGINNING OF YEAR                                      125,182          90,939         131,621
                                                         -------------   -------------   -------------

CASH, END OF YEAR                                      $     126,278   $     125,182   $      90,939
                                                         =============   =============   =============


SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION
     Cash paid during the year for:
       Income taxes                                    $      86,829   $     103,700   $      83,841
       Interest                                               15,124          15,414          17,016






















See notes to consolidated financial statements.                                          (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (Amounts in Thousands, except Share Amounts)
--------------------------------------------------------------------------------
1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

               Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as a separate component of stockholder's equity. The net unrealized gains and losses in derivative financial instruments used to hedge available-for-sale securities are included in the separate component of stockholder's equity.

               The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

               The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible future losses in the portfolio. Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

        3. Real estate is carried at the lower of cost or fair value, net of costs of disposal. Effective January 1, 1996, the Company adopted SFAS No. 121 "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". The implementation of this statement had no material effect on the Company's financial statements.

        4. Investments in common stock are carried at fair value.

        5. Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        Gains and losses realized on disposal of investments are determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which consist of sales commissions and other costs that vary with and are primarily related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,298, $47,089, and $48,054 in 1997, 1996, and 1995, respectively.

        Separate Account - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $5,741,596 and $5,242,753, at December 31, 1997 and 1996, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $5,346,516 and $5,766,533, at December 31, 1997 and 1996, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet (See Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $3,901,297 and $3,591,077 at December 31, 1997 and 1996,
        respectively. Participating business approximates 50.5% and 50.3% of the Company's ordinary life insurance in force and 91.1% and 92.2% of ordinary life insurance premium income at December 31, 1997 and 1996, respectively.

        The liability for undistributed earnings on participating business was increased (decreased) by $8,610 and $(3,362) in 1997 and 1996, which represented $3,753 and $(7) of gains (losses) on participating business, increases (decreases) of $2,102 and $(2,924) to reflect the net change in unrealized gains on securities classified as available-for-sale, net of certain adjustments to policy reserves and income taxes, and increases (decreases) of $2,755 and $(431) due to reinsurance transactions (See Note 2).

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA accrue solely for the benefit of the acquired participating policyholders.

        Recognition of Premium Income and Benefits and Expenses - Life insurance premiums are recognized as earned. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Benefits and expenses on policies with life contingencies are associated with premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.6%, 6.8%, and 7.2% in 1997, 1996, and 1995.

        Income Taxes - Income taxes are recorded using the asset and liability approach which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker-dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company will implement Statement of Financial  Accounting  Standards
        (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. Management estimates the effect of the change will not have a material affect on the Company's financial statements.


        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts and equity swaps. The differential paid or received under the terms of these contracts are recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

2.      RELATED-PARTY TRANSACTIONS

        On June 30, 1997 the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at June 30, 1997 as a result of this transaction:

         Assets                                         Liabilities and Stockholder's
                                                        Equity
         --------                                       -------------------------------

         Cash                          $     160,000    Policy reserves                $     155,798
         Bonds                                17,975    Due to parent corporation              9,373
         Other                                    60    Deferred income taxes                  2,719
                                                         Undistributed earnings on
                                                         participating business (855)
                                                         Stockholder's equity                  11,000
                                                          -----------                        ----------
                                       $     178,035                                   $     178,035
                                           ===========                                     ==========


        On  October  31,  1996  the  Company  recaptured  certain  pieces  of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at October 31, 1996 as a result of this transaction:

         Assets                                         Liabilities and Stockholder's
                                                        Equity
         ---------                                      -------------------------------

         Cash                         $     162,000     Policy reserves               $     164,839
         Mortgages                           19,753     Due to parent corporation             9,180
         Other                                  118     Deferred income taxes                 1,283
                                                        Undistributed earnings on
                                                        participating business (431)
                                                        Stockholder's equity                  7,000
                                          ============                                    ===========
                                      $     181,871                                   $     181,871
                                          ============                                    ===========

        Effective January 1, 1997 all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

        Prior to January 1997, the Parent Corporation administered, distributed, and underwrote business for the Company and administered the Company's investment portfolio under various administrative agreements. As of January 1, 1997, the Company performs these services for the U.S. operations of the Parent Corporation. The following represents allocations between the two companies for services provided pursuant to these service agreements:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                               1997           1996           1995
                                                            -----------    -----------    -----------

          Investment management revenue (expense)        $        801   $    (14,800)  $    (15,182)

          Administrative and underwriting revenue               6,292       (304,599)      (301,529)
          (payments)

        At December 31, 1997 and 1996, due to Parent Corporation includes $8,957 and $31,639 due on demand and $117,699 and $119,792 of notes payable which bear interest and mature at various dates through December 31, 2005. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The due on demand to the Parent Corporation bears interest at the public bond rate (7.1% and 7.0% at December 31, 1997 and 1996, respectively) while the remainder bear interest at various rates ranging from 6.6% to 9.5%.

3.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1997 and 1996, the reinsurance receivable had a carrying value of $84,364 and $196,958, respectively.

        Total reinsurance premiums assumed from the Parent Corporation were $1,712, $1,693, and $1,606 in 1997, 1996, and 1995, respectively.

        The  Company   considers   all  accident  and  health   policies  to  be
        short-duration contracts. The following schedule details life insurance in force and life and accident/health premiums:

                                     Assumed
                                                  Ceded       Primarily                   Percentage
                                                Primarily       From                      of Amount
                                                   to
                                   Gross       the Parent       Other          Net        Assumed to
                                   Amount      Corporation    Companies       Amount         Net
                                -------------  ------------  ------------  -------------  -----------

        December 31, 1997:
           Life insurance in
           force:
             Individual       $  24,598,679  $   4,040,398 $  3,667,235  $  24,225,516         15.1%
             Group               51,179,343                   2,031,477     53,210,820          3.8%
                                -------------  ------------  ------------  -------------
                 Total        $  75,778,022  $   4,040,398 $  5,698,712  $  77,436,336
                                =============  ============  ============  =============

           Premiums:
             Life insurance   $     361,093  $    (127,291)$     19,923  $     508,307          3.9%
             Accident/health        628,398         32,645       59,795        655,548          9.1%
                                -------------  ------------  ------------  -------------
               Total          $     989,491  $     (94,646)$     79,718  $   1,163,855
                                =============  ============  ============  =============

        December 31, 1996:
           Life insurance in
           force:
             Individual       $  23,409,823  $   5,246,079 $  3,482,118  $  21,645,862         16.1%
             Group               47,682,237                   1,817,511     49,499,748          3.7%
                                -------------  ------------  ------------  -------------
                 Total        $  71,092,060  $   5,246,079 $  5,299,629  $  71,145,610
                                =============  ============  ============  =============

           Premiums:
             Life insurance   $     334,127  $    (111,743)$     19,633  $     465,503          4.2%
             Accident/health        592,577          7,493       56,780        641,864          8.8%
                                -------------  ------------  ------------  -------------
               Total          $     926,704  $    (104,250)$     76,413  $   1,107,367
                                =============  ============  ============  =============

        December 31, 1995:
           Life insurance in
           force:
             Individual       $  22,388,520  $   7,200,882 $  3,476,784  $  18,664,422         18.6%
             Group               48,415,592                   1,954,313     50,369,905          3.9%
                                =============  ============  ============  =============
                 Total        $  70,804,112  $   7,200,882 $  5,431,097  $  69,034,327
                                =============  ============  ============  =============

           Premiums:
             Life insurance   $     339,342  $      51,688 $     21,028  $     308,682          6.8%
             Accident/health        623,626          9,192       64,495        678,929          9.5%
                                -------------  ------------  ------------  -------------
               Total          $     962,968  $      60,880 $     85,523  $     987,611
                                =============  ============  ============  =============



4.      NET INVESTMENT INCOME

         Net investment income is summarized as follows:

                                                               Years Ended December 31,
                                                    ------------------------------------------------
                                                         1997             1996            1995
                                                    ---------------  ---------------  --------------
           Investment income:
             Fixed maturities and short-term
               investments                        $      633,975   $      601,913   $      591,561
             Mortgage loans on real estate               118,274          140,823          171,008
             Real estate                                  20,990            5,292            3,936
             Policy loans                                194,826          175,746          163,547
             Other                                        22,119            3,321
                                                    ---------------  ---------------  --------------

                                                         990,184          927,095          930,052

           Investment expenses, including
             interest on amounts charged
             by the Parent Corporation
             of $9,758, $11,282, and $10,778              92,612           90,453           95,006
                                                    ---------------  ---------------  --------------

           Net investment income                  $      897,572   $      836,642   $      835,046
                                                    ===============  ===============  ==============

5.      NET REALIZED GAINS (LOSSES) ON INVESTMENTS

         Net realized gains (losses) on investments are as follows:

                                                               Years Ended December 31,
                                                   -------------------------------------------------
                                                        1997             1996             1995
                                                   ---------------  ---------------  ---------------
           Realized gains (losses):
             Fixed Maturities                    $        15,966  $       (11,624) $        28,166
             Mortgage loans on real estate                 1,081            1,143            1,309
             Real estate                                     363                               (10)
             Provisions                                   (7,610)         (10,597)         (22,000)
                                                   ---------------  ---------------  ---------------

           Net realized gains (losses) on        $         9,800  $       (21,078) $         7,465
         investments
                                                   ===============  ===============  ===============


6.      SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1997 are summarized as follows:


                                                        Gross       Gross     Estimated
                                           Amortized   Unrealized Unrealized     Fair       Carrying
                                             Cost       Gains      Losses       Value        Value
                                           ----------  ---------  ----------  -----------  -----------

         Held-to-Maturity:
            U.S.  Treasury Securities
         and obligations of U.S.          $           $    1,186 $      25   $   27,044   $   25,883
         Government                          25,883
            Agencies - Other:
          Collateralized mortgage                           174
         obligations                          5,006                              5,180        5,006
          Public utilities                               11,214         3
                                            245,394                            256,605      245,394
          Corporate bonds                  1,668,710     57,036     3,069      1,722,677
                                                                                           1,668,710
          Foreign governments                               659
                                             10,268                             10,927       10,268
          State and municipalities                        1,588
                                            127,455                            129,043      127,455
                                                       ---------  ----------  -----------
                                           ----------                                      -----------

                                         $ 2,082,716 $   71,857 $   3,097   $  2,151,476 $
                                                                                           2,082,716
                                           ==========  =========  ==========  ===========  ===========


         Available-for-Sale:
            U.S.  Treasury Securities
         and
            obligations of U.S.
         Government
            Agencies
             Collateralized mortgage
               obligations               $           $   17,339 $     310   $            $
                                            652,975                            670,004       670,004
              Direct mortgage
         pass-through
               certificates                               7,911     2,668
                                            917,216                            922,459       922,459
              Other                                       1,794       244
                                            297,337                            298,887       298,887
         Collateralized mortgage
            obligations                                  19,494     1,453
                                            682,158                            700,199       700,199
         Public utilities                                 8,716     1,320
                                            549,435                            556,831       556,831
         Corporate bonds                   3,265,039    107,740     4,350
                                                                              3,368,429    3,368,429
         Foreign governments                              4,115        60
                                            131,586                            135,641       135,641
         State and municipalities                           503
                                             45,676                             46,179        46,179
                                                                                           -----------
                                           ----------  ---------  ----------  -----------

                                         $ 6,541,422 $  167,612 $  10,405   $            $
                                                                              6,698,629    6,698,629
                                           ==========  =========  ==========  ===========  ===========

6.      SUMMARY OF INVESTMENTS [Continued]

         Fixed maturities owned at December 31, 1996 are summarized as follows:

                                                         Gross       Gross     Estimated
                                           Amortized   Unrealized  Unrealized    Fair      Carrying
                                             Cost        Gains      Losses       Value      Value
                                           ----------  ----------  ----------  ---------- -----------

           Held-to-Maturity:
            U.S.  Treasury Securities
         and
             obligations of U.S.         $           $      630  $       106 $           $
         Government                          10,935                              11,459     10,935
              Agencies - Other:
            Public utilities                             12,755          320
                                            284,954                             297,389    284,954
            Corporate bonds                1,634,745     41,195        7,360   1,668,580
                                                                                          1,634,745
            Foreign governments                             556            3
                                             12,577                              13,130     12,577
            State and municipalities                      1,051           15
                                             49,470                              50,506     49,470
                                                       ----------  ----------  ----------
                                           ----------                                     -----------

                                         $ 1,992,681 $   56,187  $     7,804 $ 2,041,064 $
                                                                                          1,992,681
                                           ==========  ==========  ==========  ========== ===========

           Available-for-Sale:
            U.S.  Treasury Securities
         and
            obligations of U.S.
         Government
            Agencies:
             Collateralized mortgage
              obligations                $           $    8,058  $     3,700 $           $
                                            658,612                             662,970    662,970
             Direct mortgage
         pass-through
               certificates                               5,093       10,908
                                            844,291                             838,476    838,476
             Other                                          596        2,686
                                            359,220                             357,130    357,130
           Collateralized mortgage
              obligations                                13,619        3,553
                                            614,773                             624,839    624,839
           Public utilities                               6,523        5,375
                                            628,382                             629,530    629,530
           Corporate bonds                 2,907,875     56,551        5,250   2,959,176
                                                                                          2,959,176
           Foreign governments                            1,762        5,673
                                            110,013                             106,102    106,102
           State and municipalities                          21          119
                                             28,353                              28,255     28,255
                                                                                          -----------
                                           ----------  ----------  ----------  ----------

                                         $ 6,151,519 $   92,223  $    37,264 $ 6,206,478 $
                                                                                          6,206,478
                                           ==========  ==========  ==========  ========== ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        In November 1995, the Financial Accounting Standards Board issued a special report entitled "A Guide to Implementation of Statement of Financial Accounting Standards No. 115 (SFAS No. 115) on Accounting for Certain Investments in Debt and Equity Securities". In accordance with the adoption of this guidance, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totalling $2,119,814 from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related adjustments, of $23,449 was recognized in stockholder's equity at the date of transfer.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 Held-to-Maturity          Available-for-Sale
                                             -------------------------  -------------------------
                                              Amortized    Estimated     Amortized    Estimated
                                                Cost       Fair Value      Cost       Fair Value
                                             ------------  -----------  ------------  -----------
        Due in one year or less            $   286,088   $   290,164  $   447,703   $   462,719
        Due after one year through five        787,376       809,237    1,182,390     1,209,692
        years
        Due after five years through ten       718,818       751,753      842,019       865,153
        years
        Due after ten years                    129,957       137,190      447,642       466,949
        Mortgage-backed securities               5,006         5,180    2,252,349     2,292,662
        Asset-backed securities                155,471       157,952    1,369,319     1,401,454
                                             ------------  -----------
                                                           ===========  ============  ===========
                                           $ 2,082,716   $ 2,151,476  $ 6,541,422   $ 6,698,629
                                             ============  ===========  ============  ===========

        Proceeds from sales of securities available-for-sale were $3,174,246, $3,569,608, and $4,211,649 during 1997, 1996, and 1995, respectively.
        The realized gains on such sales totaled $20,543, $24,919, and $39,755 for 1997, 1996, and 1995, respectively. The realized losses totaled $10,643, $40,748, and $15,516 for 1997, 1996, and 1995, respectively.
        During 1997, 1996, and 1995 held-to-maturity securities with an amortized cost of $0, $0, and $18,087 were sold due to credit deterioration with insignificant realized gains and losses.

        At December 31, 1997 and 1996, pursuant to fully collateralized securities lending arrangements, the Company had loaned $162,817 and $230,419 of fixed maturities, respectively.

        The Company engages in hedging activities to manage interest rate and exchange risk. The following table summarizes the 1997 financial hedge instruments:

                                              Notional          Strike/Swap
        December 31, 1997                      Amount              Rate                Maturity
        ---------------------------------  --------------- ----------------------  -----------------

        Interest Rate Floor              $ 100,000             4.5% (LIBOR)              1999
        Interest Rate Caps                 565,000         6.75% to 11.82%(CMT)      1999 to 2002
        Interest Rate Swaps                212,139            6.20% to 9.35%       01/98 to 02/2003
        Foreign Currency
           Exchange Contracts              57,168                   N/A            09/98 to 07/2006
        Equity Swap                        100,000                 5.64%                12/98


The following table summarizes the 1996 financial hedge instruments:

                                              Notional          Strike/Swap
        December 31, 1996                      Amount              Rate               Maturity
        ---------------------------------  --------------- ----------------------  ---------------

        Interest Rate Floor              $ 100,000             4.5% [LIBOR]             1999
        Interest Rate Caps                 260,000         11.0% to 11.82%[CMT]     2000 to 2001
        Interest Rate Swaps                187,847            6.20% to 9.35%       01/98 to 02/2003
        Foreign Currency
          Exchange Contracts               61,012                   N/A            09/98 to 03/2003

        LIBOR  - London Interbank Offered Rate
        CMT    - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1997 approximately 32% and 10% of the Company's mortgage loans were collateralized by real estate located in California and Michigan, respectively.

        The following represents impairments and other information with respect to impaired loans:

                                                                             1997         1996
                                                                          -----------  -----------

           Loans with related allowance for credit losses of $2,493 and  $   13,193  $    16,443
         $2,793
           Loans with no related allowance for credit losses                 20,013       31,709
           Average balance of impaired loans during the year                 37,890       39,064
           Interest income recognized [while impaired]                        2,428          923
           Interest income received and recorded [while impaired] using
         the                                                                  2,484        1,130
           cash basis method of recognition

        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time alter the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $64,406, and $68,254 at December 31, 1997, and 1996, respectively.

        The following table presents changes in the allowance for credit losses:

                                                   1997             1996               1995
                                              ---------------- ----------------   ----------------
         Balance, beginning of year         $      65,242           63,994     $       57,987               $
         Provision for loan losses                  4,521            4,470             15,877
         Chargeoffs                                (2,521)          (3,468)           (10,480)
         Recoveries                                                    246                610
                                              ================ ================   ================
         Balance, end of year               $      67,242           65,242     $       63,994               $
                                              ================ ================   ================

7.      COMMERCIAL PAPER

        The Company has a commercial paper program which is partially supported by a $50,000 standby letter-of-credit. At December 31, 1997, commercial paper outstanding has maturities ranging from 41 to 99 days and interest rates ranging from 5.6% to 5.8%. At December 31, 1996, maturities ranged from 49 to 123 days and interest rates ranged from 5.4% to 5.6%.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following table provides estimated fair value for all assets and liabilities and hedge contracts considered to be financial instruments:

                                  December 31,
                                        -------------------------------------------------------
                                                  1997                         1996
                                       ----------------------------  --------------------------
                                                                                   Estimated
                                        Carrying       Estimated      Carrying        Fair
                                         Amount       Fair Value       Amount        Value
                                       ------------  --------------  -----------  -------------
        ASSETS:
          Fixed maturities and
        short-
            term investments         $ 9,180,476    $  9,249,235   $ 8,618,167   $  8,666,550
          Mortgage loans on
            real estate                1,235,594       1,261,949     1,487,575      1,506,162
          Policy loans                 2,657,116       2,657,116     2,523,477      2,523,477
          Common stock                    39,021          39,021        19,715         19,715

        LIABILITIES:
          Annuity contract reserves
            without life               5,346,516       5,373,818     5,766,533      5,808,095
                contingencies
          Policyholders' funds           165,106         165,106       153,867        153,867
          Due to Parent Corporation      126,656         124,776       151,431        154,479
          Repurchase agreements          325,538         325,538       286,736        286,736
          Commercial paper                54,058          54,058        84,682         84,682

         HEDGE CONTRACTS:
          Interest rate floor                 25             25             62           124
          Interest rate cap                  130            130            173           173
          Interest rate swaps              4,265          4,265          4,746         4,746
          Foreign currency
            exchange contracts             3,381          3,381         (8,954)       (8,954)
          Equity swaps                       856            856

        The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue  interest  generally at variable rates with no fixed
        maturity  dates  and,  therefore,   estimated  fair  value  approximates
        carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $0 and $160 of unrealized losses in 1997 and 1996, respectively. Included in the net loss position for foreign currency exchange contracts are $0 and $8,954 of loss exposures in 1997 and 1996, respectively.

9.      EMPLOYEE BENEFIT PLANS

          Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 2 for further discussion.

        The Company's defined benefit pension plan (pension plan) covers substantially all of its employees. The benefits are based on years of service, age at retirement, and the compensation during the last seven years of employment. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Investments of the pension plan are managed by the Company and invested primarily in investment contracts and separate accounts.

        The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As generally accepted accounting principles do not materially differ from CICA guidelines and the transfer is between related parties, the prepaid pension asset was transferred at cost. As a result, the Company recorded the following effective January 1, 1997:

         Prepaid pension cost     $      19,091       Undistributed earnings   $       3,608
                                                      on
                                  participating
                                                      business
                                                      Stockholder's equity            15,483
                                     ===============                              ==============
                                  $      19,091                                $      19,091
                                     ===============                              ==============



The Company adopted Statement of Financial Accounting Standards (SFAS) No. 87, "Employers Accounting for Pensions" effective January 1, 1997, immediately following the transfer. The following table sets forth the pension plan's funded status and amounts at December 31, 1997, in accordance with SFAS No. 87:

         Actuarial present value of accumulated benefit obligation,
                 including vested benefits of $88,235                          $     91,387

         Actuarial present value of projected benefit obligation
                 for service rendered to date                                       112,331
         Plan assets at fair value                                                  162,422
                                                                                 --------------
         Plan assets in excess of projected benefit obligation                       50,091
         Unrecognized net (gain) loss from past experience
                 different from that assumed                                         (8,595)
         Unrecognized net obligation being recognized over 15 years                 (21,198)
                                                                                 --------------

         Prepaid pension cost included in other assets                         $     20,298
                                                                                 ==============

        The weighted-average discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.5%, respectively.

        Components of net pension cost for the year ended December 31, 1997 were as follows:

          Service cost - benefits earned during the period                      $           5,491
          Interest accrued on projected benefit obligation                                  7,103
          Return on plan assets                                                           (28,072)
          Net amortization and deferral                                                    14,271
                                                                                   ---------------

          Net pension benefit                                                   $          (1,207)
                                                                                   ===============

        The Company also sponsors a post-retirement medical plan (medical plan) which provides health benefits to employees who have worked for 15 years and attained age 65 while in service with the Company. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Plan as of January 1, 1997 was not funded. The Parent Company was not required under CICA guidelines to record any liability related to the Plan.

        Effective January 1, 1997, on the date of transfer, the Company has adopted SFAS No. 106, "Post-retirement Benefits Other Than Pensions." The Company has elected to delay recognition of the unfunded accumulated post-retirement benefit obligation and has set up a transition obligation to be amortized over 20 years.

The following table sets forth the medical plan status of December 31, 1997:

          Accumulated post-retirement benefit obligation:
             Retirees                                                           $         4,985
             Fully eligible active plan participants                                      2,438
             Other active plan participants                                              12,031
                                                                                   ---------------
                                                                                         19,454
          Unrecognized net gain (loss) from past experience different from               (1,500)
          that assumed
          Unrecognized net transition obligation at December 31, 1997,
             being recognized over 20 years                                             (15,352)
                                                                                   ---------------

          Accrued post-retirement benefit obligation included in other          $         2,602
          liabilities
                                                                                   ===============

        For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by 1% in each year would increase the accumulated post-retirement benefit obligation as of December 31, 1997 by $3,847.

        The weighted average discount rate used in determining the accumulated post-retirement benefit obligation was 7.0%.

        Components of net other post-retirement benefit cost for the year ended December 31, 1997 were as follows:

          Service cost - benefits earned during the year                        $       1,158
          Interest accrued on benefits obligation                                       1,191
          Net amortization and deferral                                                   808
                                                                                   ---------------

          Net other post-retirement benefit cost                                $       3,157
                                                                                   ===============

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of compensation. The Company matches 50% of the first 5% of participant contributions. Company contributions for the year ended December 31, 1997 totalled $3,475.

10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                         1997         1996         1995
                                                        --------     --------     --------
         Federal tax rate                                   35.0 %       35.0 %       35.0 %
         Change in tax rate resulting from:
            Settlement of prior years tax                   (6.5)        (4.7)
            Provision for contingencies                      8.4
            Change in valuation allowance                                 0.8         (7.8)
            Investment income not subject to                (0.3)        (1.0)        (0.5)
            federal tax
            State and environmental taxes                    0.6          0.7          0.7
            Other, net                                       0.9         (1.4)         0.3
                                                        ========     ========     ========
         Total                                              38.1 %       29.4 %       27.7 %
                                                        ========     ========     ========

Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1997 and 1996 are as follows:

                                                   1997                        1996
                                         --------------------------  --------------------------
                                          Deferred    Deferred Tax    Deferred    Deferred Tax
                                         Tax Asset     Liability     Tax Asset     Liability
                                         -----------  -------------  -----------  -------------
        Policyholder reserves          $  163,975    $              $  151,239   $
        Deferred policy acquisition                       47,463                      57,031
           costs
        Deferred acquisition cost
           proxy tax                       79,954                       70,413
        Investment assets                   2,226                       35,658
        Net operating loss                  9,427                       12,295
           carryforwards
        Other                                             10,729         5,366
                                         -----------   ------------   ----------   ------------
             Subtotal                     255,582         58,192       274,971        57,031
        Valuation allowance                (3,570)                      (3,536)
                                         ===========   ============   ==========   ============
             Total Deferred Taxes      $  252,012    $    58,192    $  271,435   $    57,031
                                         ===========   ============   ==========   ============

        Amounts related to investment assets above include $30,085 and $8,530 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1997 and 1996, respectively.

        The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1997, the Company's subsidiaries have approximately $26,934 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $3,570 and $3,536 are included in the deferred tax assets at December 31, 1997 and 1996, respectively.

        The Company's valuation allowance was increased/(decreased) in 1997, 1996, and 1995 by $34, $1,463, and $(13,145), respectively, as a result of the re-evaluation by management of future estimated taxable income in the subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

        Pursuant to a December 31, 1993 agreement between the Company and its Parent whereby the Company assumed responsibility for the Parent Corporation's income tax liability for fiscal years prior to 1994, the Company had previously recorded a contingent liability provision. The Company's 1997 and 1996 results of operations include a release of $47,750 and $25,600 from the provision, to reflect the resolution of certain tax issues related to 1990 - 1991 and 1988 - 1989 audit years, respectively, with the Internal Revenue Service (IRS). In addition, in 1997 the tax provision was increased for contingent items related to open tax years. The IRS is currently auditing tax years 1992 and 1993. In the opinion of Company management, the amounts paid or accrued are adequate; however, it is possible that the Company's accrued amounts may change as a result of the completion of the IRS audits.

11.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        All of the Company's outstanding series of preferred stock are owned by the Parent Corporation. The dividend rate on the Series A Stated Rate Auction Preferred Stock (STRAPS) is 7.3% through December 30, 2002. The Series A STRAPS are redeemable at the option of the Company on or after December 29, 2002 at a price of $100,000 per share, plus accumulated and unpaid dividends.

        Through December 30, 1997, the Series B STRAPS had a dividend rate of 5.8%. Thereafter, short-term dividend periods of approximately 49 days will be in effect. The dividend rate for each short-term dividend period will be determined in accordance with a formula set out in the share conditions. The Series B STRAPS are redeemable at the option of the Company at the end of any short-term dividend period, at a price of $100,000 per share, plus accumulated and unpaid dividends.

        The Company's Series E 7.5% non-cumulative, non-redeemable preferred shares are redeemable by the Company after April 1, 1999. The shares are convertible into common shares at the option of the holder on or after September 30, 1999, at a conversion price negotiated between the holder and the Company or at a formula determined conversion price in accordance with the share conditions.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                   1997            1996             1995
                                               --------------  --------------  ---------------
                                                (Unaudited)

        Net Income                           $   181,312     $   180,634     $   114,931
        Capital and Surplus                      759,429         713,324         653,479

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1997 were $759,429 and $180,834 (unaudited), respectively. The Company should be able to pay up to $180,834 (unaudited) of dividends in 1998.

        Dividends of $8,854, $8,587, and $9,217, were paid on preferred stock in 1997, 1996, and 1995, respectively. In addition, dividends of $62,540, $48,083, and $39,763, were paid on common stock in 1997, 1996 and 1995,
        respectively.   Dividends  are  paid  as  determined  by  the  Board  of
        Directors.

The Company is involved in various legal proceedings which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                    PART B

                          INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                      VARIABLE ANNUITY-1 SERIES ACCOUNT



                                Contracts Under
                          Flexible Premium Deferred
               Combination Variable and Fixed Annuity Contracts


                                   issued by


                  Great-West Life & Annuity Insurance Company
                             8515 E. Orchard Road
                           Englewood, Colorado 80111
            Telephone:        (800) 468-8661 (Outside Colorado)
                           (800) 547-4957 (Colorado)





                      STATEMENT OF ADDITIONAL INFORMATION






      This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998, which is available without charge by contacting the Schwab Annuity Service Center, P.O. Box 7666, San Francisco, California 94120-9420 or at 1-800-838-0650.

                                 May 1, 1998

                               TABLE OF CONTENTS


                                                                          Page

GENERAL INFORMATION........................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................B-3
CALCULATION OF ANNUITY PAYMENTS............................................B-3
POSTPONEMENT OF PAYMENTS...................................................B-4
SERVICES...................................................................B-4

      - Safekeeping of Series Account Assets...............................B-4
      - Experts............................................................B-4
      - Principal Underwriter..............................................B-5

WITHHOLDING................................................................B-5
CALCULATION OF PERFORMANCE DATA............................................B-6
FINANCIAL STATEMENTS.......................................................B-7

                              GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of The Great-West Life Assurance Company, a stock life insurance company incorporated under the laws of Canada. The Great-West Life Assurance Company is in turn owned 99.5% by Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is 81.2% controlled by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


      The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Investment Division may not be insulated from liability associated with another Investment Division

      Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Duff & Phelps Corporation has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                        CALCULATION OF ANNUITY PAYMENTS

      A.    Fixed Annuity Options

            The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Fixed Sub-Account(s), with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

      B.    Variable Annuity Options

            To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each of the Owner's Variable Sub-Accounts into Annuity Units for each Variable Sub-Account at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by the sub-account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the annuity payment period.

            The first payment under a variable annuity payment option will be based on the value of each Variable Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                           POSTPONEMENT OF PAYMENTS

            With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                   SERVICES

      A.    Safekeeping of Series Account Assets

            The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $25 million, which covers all officers and employees of GWL&A.

      B.    Experts

            The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


            The consolidated financial statements of GWL&A at December 31, 1997, 1996 and 1995 for each of the three years in the period ended December 31, 1997, and the statement of assets and liabilities of Variable Annuity-1 Series Account as of December 31, 1997, and the related statement of operations and statement of changes in net assets for the period then ended included in the prospectus have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing therein and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


      C.    Principal Underwriter

      The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

                                  WITHHOLDING

            Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

            Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                        CALCULATION OF PERFORMANCE DATA

A.    Yield and Effective  Yield  Quotations for the Money Market  Investment
      Division

      The yield quotation for the Money Market Investment Division will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

      The effective yield quotation for the Money Market Investment Division will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

      For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.


B. Total Return and Yield Quotations for All Investment Divisions (Other than Money Market)

      The total return quotations for all Investment Divisions, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

      Where:            P =   a hypothetical initial payment of $1,000
                  T =   average annual total return
                  N =   number of years
                  ERV = ending  redeemable  value  of  a  hypothetical  $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


      The yield quotations for these Investment Divisions set forth in the Prospectus are based on the thirty-day period ended on December 31, 1997, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                          YIELD = 2[((a-b)cd +1)6 -1]

      Where:            a =   net  investment  income earned during the period
                        by   the   corresponding   portfolio   of   the   Fund
                        attributable   to  shares  owned  by  the   Investment
                        Division.
                  b     =   expenses    accrued   for   the   period   (net   of
                        reimbursements).
                  c     =  the  average  daily  number  of  Accumulation   Units
                        outstanding during the period.
                  d = the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size.

                             FINANCIAL STATEMENTS

      The consolidated financial statements of GWL&A as contained in the prospectus should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                       VARIABLE ANNUITY-1 SERIES ACCOUNT

                             Financial Statements

INDEPENDENT AUDITORS' REPORT




To the Board of Directors and Contract Owners of
   Variable Annuitiy-1 Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period ended December 31, 1996, including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company at December 31, 1997, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.




February 12, 1998

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
---------------------------------------------------------------------------------------------

ASSETS
Investments in the underlying                                 Shares     Cost       Value
funds:

Alger American Fund            American Growth                $                 $  $
                                                               24,578   5,161,051  5,326,969
Alger American Fund            American Small-Cap              85,873   3,820,071  3,756,950
American Century VP Funds      VP Capital Appreciation         78,390     806,564    758,816
American Century VP Funds      VP International                         3,606,366
                                                              538,576              3,683,859
Berger Funds                   IPT Small Company Growth                 1,689,713
                                                              139,164              1,678,314
Federated Services Company     American Leaders Fund II
                                                              993,980  17,166,463 19,511,831
Federated Services Company     Fund for U.S. Government                 8,506,914
                               Securities II                  831,640              8,765,481
Federated Services Company     Utility Fund II                          1,838,592
                                                              141,180              2,017,462
INVESCO Variable Investment    High Yield
Funds                                                        1,318,048 17,007,720 16,422,881
INVESCO Variable Investment    Industrial Income
Funds                                                         992,278  15,939,415 16,908,420
INVESCO Variable Investment    Total Return
Funds                                                         789,197  11,711,612 12,477,199
Janus Aspen Funds              Aggressive Growth                        3,310,481
                                                              178,122              3,660,404
Janus Aspen Funds              Growth
                                                              903,208  15,265,002 16,691,286
Janus Aspen Funds              Worldwide Growth
                                                             1,191,062 26,775,004 27,858,932
Lexington Management Corp      Emerging Markets                         3,196,179
                                                              311,621              2,776,544
MS Van Kampen American Capital VKAC L.I.T. Real Estate                  1,896,322
                                                              112,555              1,783,998
Montgomery Funds               Variable Series Growth                   8,369,389
                                                              559,469              8,442,393
Montgomery Funds               Variable Series                          2,705,038
                               International Small-Cap        249,152              2,065,467
Safeco                         RST Equity Portfolio                     4,477,808
                                                              168,136              4,233,672
Schwab                         Asset Director High Growth               3,348,769
                                                              280,693              3,634,973
Schwab                         Money Market
                                                             43,057,619 43,057,619 43,057,619
Schwab                         S&P 500
                                                             2,077,604 26,399,675 28,961,804
SteinRoe Funds                 Special Venture Variable
                               Series                         580,351  10,687,774 10,446,326
Strong Capital Mgmt. Inc.      Discovery Fund II                        2,333,125
                                                              202,008              2,430,157
Van Eck Investment Trust       Worldwide Hard Assets           84,654
                                                                       1,462,620  1,329,920

Total Investments
                                                                      $240,539,286 $248,681,677
                                                                      ============

Other assets and liabilities:
Premium due and accrued                                                              768,125
Due to Great-West Life & Annuity Insurance Company                                 (183,678)
Other liabilities                                                                      3,269
                                                                                  -----------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note
4)                                                                                $249,269,393
                                                                                  ===========




















See notes to financial statements

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
PERIOD TO DECEMBER  31, 1997

--------------------------------------
                                      -----------------------------------------------------------------------------------


                                         Alger     Alger      American                            Federated   Federated
                                       American   American   Century VP   American    Berger      American    Fund for
                                        Growth    Small-Cap    Capital   Century VP     Small      Leaders      U.S.
                                       Portfolio     Fund    AppreciationInternational Company     Fund II   Government
                                      Investment  Investment Investment  Investment    Growth    Investment  Securities
                                       Division    Division   Division    Division      Fund      Division       II
                                                                                     Investment              Investment
                                                                                      Division                Division
                                      -----------------------------------------------------------------------------------

INVESTMENT INCOME                      $          $           $           $           $          $           $    95,966
                                         17,162      66,918       8,860     30,660                  145,334

EXPENSES - mortality and expense risks:
  (Note 3)                               21,657      19,343       6,165     16,921       6,584       92,427      32,786
                                      -----------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)             (4,495)     47,575       2,695     13,739      (6,584)      52,907      63,180
                                      -----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on           178,040     367,013      67,459    144,930     (14,698)     235,147      14,515
investments

  Net change in unrealized
appreciation
   (depreciation) on investments        165,914     (63,480)    (46,609)    74,625     (11,399)   2,351,555     259,027
                                      -----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                343,954     303,533      20,850    219,555     (26,097)   2,586,702     273,542
                                      -----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $339,459    $351,108     $23,545   $233,294    $(32,681)  $2,639,609    $336,722
                                      ==========  ==========   ========= ==========  ==========  ==========    ========



See notes to financial statements.                                                                           (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
PERIOD TO DECEMBER  31, 1997

--------------------------------------
                                      -------------------------------------------------------------------------------------



                                                               INVESCO                   Janus                Janus Aspen
                                       Federated    INVESCO       VIF      INVESCO       Aspen     Janus       Worldwide
                                        Utility    VIF High   Industrial   VIF Total  Aggressive     Aspen       Growth
                                        Fund II      Yield      Income      Return      Growth      Growth     Investment
                                      Investment  Investment  Investment  Investment  Investment  Investment    Division
                                       Division    Division    Division    Division    Division    Division
                                      -------------------------------------------------------------------------------------

INVESTMENT INCOME                        $2,369                             $300,635         $-     $350,676    $299,737
                                                  $1,530,737   $1,177,712

EXPENSES - mortality and expense risks:
  (Note 3)                                3,293       61,196       84,499     52,153     18,442       89,272     142,642
                                      -------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)               (924)   1,469,541    1,093,213    248,482    (18,442)     261,404     157,095
                                      -------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on             4,656      189,964      197,528     56,754    135,551      151,924     789,334
investments

  Net change in unrealized
appreciation
   (depreciation) on investments        178,870     (544,904)   1,021,088    766,727    349,401    1,430,725   1,079,639
                                      -------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                183,526     (354,940)   1,218,616    823,481    484,952    1,582,649   1,868,973
                                      -------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $182,602                                        $466,510                $2,026,068
                                      ==========                                       =========              ===========
                                                  $1,114,601   $2,311,829 $1,071,963              $1,844,053
                                                  ===========  ======================             ==========


See notes to financial statements

                                                    (Continued)
VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
 PERIOD TO DECEMBER  31, 1997

--------------------------------------------------------------------------------------------------------------------------


                                   Montgomery
                                                  Montgomery   Variable                 Schwab
                                      Lexington    Variable     Series:    Safeco       Asset        Schwab     Schwab
                                      Emerging     Series:    International RST        Director      Money      S&P 500
                                       Markets     Growth      Small-Cap    Equity   High Growth     Market    Investment
                                      Investment Investment   Investment  Investment  Investment   Investment   Division
                                      Division    Division     Division    Division    Division     Division
                                      ------------------------------------------------------------------------------------

INVESTMENT INCOME                       $1,899     $378,874     $365,182   $307,773       $7,337   $1,393,999    $14,982

EXPENSES - mortality and expense risks:
  (Note 3)                              18,753       33,875       14,265    10,711        13,478      235,936    110,627
                                      ------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)           (16,854)     344,999      350,917   297,062        (6,141)   1,158,063    (95,645)
                                      ------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on         (134,447)     266,724       28,867    17,642        18,328            -    347,648
investments

  Net change in unrealized
appreciation
   (depreciation) on investments      (423,630)      76,511     (639,015) (244,136)      285,435            -
                                                                                                               2,568,347
                                      ------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:              (588,077)     343,235     (610,148) (226,494)      303,763            -
                                                                                                               2,915,995
                                      ------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    (574,931)    $688,234    $(259,231)  $70,568      $297,622   $1,158,063
                                      =========   ==========  ===========  =======     ========== ===========
                                                                                                               $2,820,350



See notes to financial statements.                                                                             (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
 PERIOD TO DECEMBER  31, 1997
--------------------------------------------------------------------------------------------------------

                                                                               Van Kampen
                                          SteinRoe    Strong        Van Eck     American
                                          Capital     Discovery   Worldwide     Capital        Total
                                        Appreciation   Fund II   Hard Assets  L.I.T. Real    Variable
                                         Investment  Investment   Investment     Estate    Annuity - 1
                                          Division    Division     Division    Investment     Series
                                                                                Division     Account
                                        ----------------------------------------------------------------

INVESTMENT INCOME                         $470,292                   $7,097     $156,628    $7,130,829
                                                         $

EXPENSES - mortality and expense risks:
  (Note 3)                                  57,791       13,410       8,345        1,848     1,166,419
                                        ----------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)               412,501      (13,410)     (1,248)     154,780     5,964,410
                                        ----------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on              556,854      104,387      72,741       (4,566)    3,792,295
investments

  Net change in unrealized
appreciation
   (depreciation) on investments          (259,483)      94,804    (133,276)    (112,324)    8,224,412
                                        ----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                   297,371      199,191     (60,535)    (116,890)   12,016,707
                                        ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $709,872     $185,781    $(61,783)     $37,890
                                         ==========   ==========  ==========    ========
                                                                                           $17,981,117





See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996
----------------------------------------------------------------------------------------------------------------------------

                                                                                                             Berger Small
                                Alger American     Alger American     American Century VP     American         Company
                                    Growth            Small-Cap             Capital          Century VP      Growth Fund
                                  Portfolio             Fund             Appreciation       International    Investment
                                 Investment      Investment Division  Investment Division    Investment        Division
                                   Division                                                   Division
                                 1997     1996      1997     1996       1997       1996      1997    1996        1997          1996
                                                                                                              ---------
                              -----------------------------------------------------------------------------                  ------
                                                                                                                   (1)
FROM OPERATIONS:
Net investment income          $                  $         $         $          $                    $(77)
(loss)                          (4,495) $          47,575       (32)    2,695        (82)   $13,739           $(6,584)$
                                              (9)                                                                              -
Net realized gain (loss)       178,040      (376) 367,013    (1,582)   67,459
on investments                                                                              144,930           (14,698)
Net change in unrealized                                                                                                       -
appreciation                   165,914         4  (63,480)      358   (46,609)    (1,139)    74,625           (11,399)
(depreciation) in                                                                                    2,868
investments
                              ----------------------------------------------------------------------------------------------

Increase (decrease) in net                  (381) 351,108    (1,256)   23,545     (1,221)                                      -
assets resulting from          339,459                                                      233,294  2,791    (32,681)
operations
                              ----------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS:

Purchase payments                         33,791  710,310    11,069   595,042    286,829                                         -
                              1,399,521                                                     933,599  92,210        118,783

Redemptions                    (16,676)        -  (90,702)        -   (26,053)         -                 -         (3,247)       -
                                                                                            (18,165)

Net transfers                                                31,351   (123,955)    4,056                                         -
                              3,590,764  (21,467)2,749,544                                 2,393,652   45,510    1,631,596
                              ----------------------------------------------------------------------------------------------

Increase in net assets
resulting from                            12,324             42,420   445,034    290,885                                          -
 unit transactions            4,973,609          3,369,152                                 3,309,086   137,720     1,747,132
                              ----------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS                    11,943             41,164   468,579    289,664                                          -
                              5,313,068          3,720,260                                 3,542,380   140,511     1,714,451

NET ASSETS:
 Beginning of period            11,943         -   41,164         -   289,664          -                 -              -       -
                                                                                            140,511
                              ----------------------------------------------------------------------------------------------
 End of period                                              $41,164   $758,243   $289,664
                              =         =        =         ========= ========== =========
                              $5,325,011 $11,943 $3,761,424                                $3,682,891  40,511      $1,714,45$     -
                              ==============================                               ==========================



                               (1)  The Investment Division commenced
                              operation on May 1, 1997
See notes to financial statements.                                                                            (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996
-----------------------------------------------------------------------------------------------------------------------------

                                 Federated       Federated Fund                                             INVESCO VIF
                              American Leaders      for U.S.          Federated      INVESCO VIF High    Industrial Income
                                  Fund II          Government      Utility Fund II         Yield        Investment Division
                                Investment        Securities II      Investment     Investment Division
                                  Division         Investment         Division
                                                    Division
                                1997      1996     1997     1996     1997     1996     1997      1996      1997       1996
                                                                  -----------
                             -------------------------------------           ------------------------------------------------
                                                                      (1)
FROM OPERATIONS:
Net investment income          $52,907    $(66)  $63,180     $(29)    $(924)                                        $46,890
(loss)                                                                       $      $1,469,541 $44,226  $1,093,213
                                                                             -
Net realized gain (loss)                                                                                               (300)
on investments                 235,147    (336)   14,515              4,656            189,964            197,528
Net change in unrealized
appreciation                                     259,027     (460)  178,870       -   (544,904)                     (52,082)
(depreciation) in            2,351,555  (6,187)                                                (39,935)  1,021,088
investments
                             ------------------------------------------------------------------------------------------------

Increase (decrease) in net
assets resulting from                            336,722     (489)  182,602       -              4,291               (5,492)
operations                   2,639,609  (6,589)                                      1,114,601          2,311,829
                             ------------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS:

Purchase payments                                                   183,692       -                                   559,540
                             9,663,207  637,876 3,016,715  74,697                    5,805,777  466,356   8,611,597

Redemptions                   (491,844)      -   (76,564)       -    (2,812)      -   (202,699)      -   (347,625)        -

Net transfers                                                                     -             70,157              164,955
                             7,008,023  55,052  5,367,601  18,776 1,731,652          9,191,667           5,572,162
                             ------------------------------------------------------------------------------------------------

Increase in net assets
resulting from               16,179,386                                           -                                  724,495
 unit transactions                      692,928 8,307,752  93,473 1,912,532         14,794,745  536,513   13,836,134
                             ------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                                            -                                 719,003
                             18,818,995 686,339 8,644,474  92,984 2,095,134         15,909,346  540,804  16,147,963

NET ASSETS:
 Beginning of period           686,339       -    92,984        -         -       -    540,804       -    719,003           -
                             ------------------------------------------------------------------------------------------------
 End of period
                             $19,505,334 686,339 $8,737,458 $92,984 $2,095,134 $    $16,450,150  540,804  $16,866,966  $719,003
                                                                             -
                             ================================================================================================

                              (1)  The Investment Division commenced operation on
                             May 1, 1997
See notes to financial statements.                                                                               (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1997 AND 1996
-----------------------------------------------------------------------------------------------------------------------------


                            INVESCO VIF Total     Janus Aspen                             Janus Aspen         Lexington
                                  Return       Aggressive Growth  Janus Aspen Growth   Worldwide Growth    Emerging Markets
                               Investment         Investment      Investment Division Investment Division    Investment
                                 Division           Division                                                   Division
                               1997     1996      1997      1996     1997      1996      1997      1996      1997     1996
                            -------------------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income        $248,482           $(18,442)     $(7)            $3,045   $157,095    $1,861               $(39)
(loss)                                  $1,205                     $261,404                                $(16,854)
Net realized gain (loss)       56,754      (33) 135,551      (100)  151,924      (89)   789,334      (308)
on investments                                                                                             (134,447)
Net change in unrealized
appreciation                  766,727           349,401       522             (4,441)               4,289              3,995
(depreciation) in                       (1,140)                   1,430,725           1,079,639            (423,630)
investments
                            -------------------------------------------------------------------------------------------------

Increase (decrease) in net
assets resulting from                       32  466,510       415             (1,485)               5,842              3,956
operations                  1,071,963                             1,844,053           2,026,068            (574,931)
                            -------------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS:

Purchase payments                                                            842,451
                            6,101,408   25,169  1,271,103   30,929 9,937,425           10,168,376  259,930 1,908,695  128,619

Redemptions                   (71,167)       -  (59,853)        -                  -   (402,730)        -   (34,664)       -
                                                                   (169,421)

Net transfers                                                                $119,167                                  $55,010
                            $5,339,268  $15,142 $1,914,197  $34,897 $4,105,702        $15,534,343  $275,727 $1,298,254
                            -------------------------------------------------------------------------------------------------

Increase in net assets
resulting from              11,369,509                                       961,618
 unit transactions                      40,311 3,125,447   65,826 13,873,706          25,299,989  535,657 3,172,285  183,629
                            -------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                                       960,133
                            12,441,472  40,343 3,591,957   66,241 15,717,759          27,326,057  541,499 2,597,354  187,585

NET ASSETS:
 Beginning of period           40,343        -   66,241         -   960,133        -    541,499         -   187,585        -
                            -------------------------------------------------------------------------------------------------
 End of period
                         $12,481,815  $40,343  $3,658,198  $66,241  $16,677,89  $960,133  $27,867,556  $541,499 $2,784,939  $187,585
                            =================================================================================================





See notes to financial statements.                                                                                (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1997 AND 1996
-----------------------------------------------------------------------------------------------------------------------------


                                  Montgomery      Montgomery Variable                     Schwab Asset
                                   Variable             Series:          Safeco RST      Director High       Schwab Money
                                Series: Growth       International         Equity            Growth             Market
                                 Investment            Small-Cap         Investment       Investment         Investment
                                   Division       Investment Division     Division          Division           Division
                                 1997     1996      1997       1996      1997    1996     1997     1996      1997     1996
                                                                       ---------
                              -----------------------------------------         ---------------------------------------------
                                                                          (1)
FROM OPERATIONS:
Net investment income (loss)             $4,236    $350,917       $154                  $(6,141)    $(71)             $7,956
                              $344,999                                 $297,062 $                         $1,158,063
                                                                                     -
Net realized gain (loss) on    266,724   (2,053)     28,867        (30)  17,642          18,328                   -
investments
Net change in unrealized
appreciation (depreciation)     76,511   (3,507)   (639,015)      (556)              -  285,435      769          -        -
in investments                                                         (244,136)
                              -----------------------------------------------------------------------------------------------

Increase (decrease) in net
assets resulting from          688,234   (1,324)   (259,231)      (432)  70,568      -  297,622      698               7,956
operations                                                                                                1,158,063
                              -----------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS:

Purchase payments                        74,762     850,485      7,734               -  966,884
                              2,195,135                                 643,736                  161,464  151,294,854,345,383

Redemptions                    (92,874)       -     (22,993)         -               -  (12,263)       -                   -
                                                                        (28,304)                          (5,084,959)

Net transfers                            42,791                 26,643               -             8,949  (107,195,776)
                              5,588,448           1,459,286            3,540,139       2,214,905                    (1,362,796)
                              -----------------------------------------------------------------------------------------------

Increase in net assets
resulting from                                                 $34,377            $-
 unit transactions          $7,690,709  $117,553  $2,286,778           $4,155,571     $3,169,526  $170,413 $39,014,11 $62,982,587
-----------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                          33,945               -
                              8,378,943 116,229   2,027,547            4,226,139       3,467,148 171,111  40,172,1792,990,543

NET ASSETS:
 Beginning of period           116,229        -      33,945          -        -      -  171,111        -                   -
                                                                                                          2,990,543
                              -----------------------------------------------------------------------------------------------
 End of period                                                 $33,945
                            $8,495,172 $116,229  $2,061,492            $4,226,13$      $3,638,259 $171,111 $43,162,722 $2,990,543
                                                                                 $-
                              ===============================================================================================


                               (1)  The Investment Division commenced
                              operation on May 1, 1997

See notes to financial statements.                                                                                (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1997 AND 1996
-----------------------------------------------------------------------------------------------------------------------------

                                                 SteinRoe Capital                      Van Eck Worldwide      Van Kampen
                                Schwab S&P 500     Appreciation     Strong Discovery      Hard Assets      American Capital
                                 Investment         Investment          Fund II       Investment Division L.I.T. Real Estate
                                   Division          Division         Investment                             Investment
                                                                        Division                               Division
                                 1997     1996      1997     1996     1997     1996      1997      1996      1997     1996
                                                                                                          ----------
                              ----------------------------------------------------------------------------          ---------
                                                                                                             (2)
FROM OPERATIONS:
Net investment income (loss)   $         $        $         $       $                  $          $
                                (95,645)   (216)   412,501    (149) (13,410) $          (1,248)       (15) $154,780 $
                                                                                (35)                                     -
Net realized gain (loss) on     347,648            556,854          104,387             72,741               (4,566)
investments
Net change in unrealized
appreciation (depreciation)              (6,218)                     94,804     2,228  (133,276)      576                  -
in investments                2,568,347           (259,483) 18,035                                         (112,324)
                              -----------------------------------------------------------------------------------------------

Increase (decrease) in net
assets resulting from                    (6,434)   709,872          185,781     2,193  (61,783)       561    37,890        -
operations                    2,820,350                     17,886
                              -----------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS:

Purchase payments                                                                      394,650          -   114,626        -
                            7,297,533   357,959  5,287,472  643,060  1,320,547  234,322

Redemptions                                   -                  -  (12,883)        -  (12,277)         -    (2,223)       -
                               (415,284)          (225,158)

Net transfers                                                       688,357    20,461  988,407     22,326                  -
                            18,862,270  307,543  3,966,263  65,576                                        1,708,284
                              -----------------------------------------------------------------------------------------------

Increase in net assets
resulting from                25,744,519                                                           22,326                  -
 unit transactions                      665,502  9,028,577  708,636  1,996,021 254,783  1,370,780           1,820,687
                              -----------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                                                             22,887                  -
                            28,564,869  659,068  9,738,449 726,522  2,181,802  256,976  1,308,997           1,858,577

NET ASSETS:
 Beginning of period            659,068       -    726,522       -  256,976         -   22,887          -         -        -
                              -----------------------------------------------------------------------------------------------
 End of period
                            $29,223,937 $659,068 $10,464,971  $726,522 $2,438,778 $256,976 $1,331,884  $22,887 $1,858,577$
                                                                                                                           -
                              ===============================================================================================

                               (2)  The Investment Division commenced operation on
                              September 10, 1997

See notes to financial statements.                                                                                (Continued)


   VARIABLE ANNUITY - 1 SERIES ACCOUNT
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS
    YEARS ENDED DECEMBER 31, 1997 AND PERIOD ENDED DECEMBER 31, 1996
   -------------------------------------------------------------------



                                      Total Variable
                                       Annuity - 1
                                      Series Account
                                     1997        1996

   FROM OPERATIONS:
   Net investment income (loss)    $5,964,410  $108,746
   Net realized gain (loss) on      3,792,295    (5,207)
   investments
   Net change in unrealized
   appreciation                     8,224,412   (82,021)
    (depreciation) in investments
                                  -----------------------

   Increase (decrease) in net
   assets resulting                17,981,117    21,518
    from operations
                                  -----------------------

   FROM UNIT TRANSACTIONS:

   Purchase payments              230,791,169   9,274,150

   Redemptions
                                   (7,923,440)        -

   Net transfers                     (874,947)     (174)
                                  -----------------------

   Increase in net assets
   resulting from                 221,992,782   9,273,976
    unit transactions
                                  -----------------------

   INCREASE IN NET ASSETS         239,973,899   9,295,494

   NET ASSETS:
    Beginning of period             9,295,494         -
                                  =======================
    End of period                 $249,269,393  $9,295,494
                                  =======================




    See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997 AND 1996
-------------------------------------------------------------------------------


1.  HISTORY OF THE SERIES ACCOUNT

    The Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on November 1, 1996. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

    The Series Account has various investment divisions (the Funds) which invest in shares of open-end management investment companies as follows:

  Variable Annuity-1 Series Account
         Investment Division                      Underlying Fund Investment
---------------------------------------  ---------------------------------------

Alger American Growth Portfolio Alger American Fund - American Growth Alger American Small-Cap Fund Alger American Fund - American Small-Cap American Century VP Capital American Century VP Funds - VP Capital Appreciation Appreciation American Century VP International American Century VP Funds - VP International Berger Small Company Growth Fund Berger Funds - IPT Small Company Growth Federated American Leaders Fund II Federated Services Company - American

                                         Leaders Fund II
Federated  Fund  for  U.S.  Government   Federated  Services  Company - Fund for U.S.
Securities II                            Government Securities II
Federated Utility Fund II                Federated Services Company - Utility Fund II
INVESCO VIF High Yield                   INVESCO  Variable  Investment  Funds  - High
                                         Yield
INVESCO VIF Industrial Income            INVESCO   Variable    Investment   Funds   -
                                         Industrial Income
INVESCO VIF Total Return                 INVESCO  Variable  Investment  Funds - Total
                                         Return
Janus Aspen Aggressive Growth            Janus Aspen Funds - Aggressive Growth
Janus Aspen Growth                       Janus Aspen Funds - Growth
Janus Aspen Worldwide Growth             Janus Aspen Funds - Worldwide Growth
Lexington Emerging Markets               Lexington Management Corp - Emerging Markets
Montgomery Variable Series: Growth       Montgomery Funds - Growth
Montgomery       Variable      Series:   Montgomery Funds -  International Small-Cap
International Small-Cap
Safeco RST Equity                        Safeco - RST Equity Portfolio
Schwab Asset Director High Growth        Schwab - Asset Director High Growth
Schwab Money Market                      Schwab - Money Market
Schwab S&P 500                           Schwab - S&P 500
SteinRoe Capital Appreciation            SteinRoe  Funds - Special  Venture  Variable
                                         Series
Strong Discovery Fund II                 Strong Capital Mgmt Inc. - Discovery Fund II
Van Eck Worldwide Hard Assets            Van Eck  Investment  Trust - Worldwide  Hard
                                         Assets
Van  Kampen  American  Capital  L.I.T.   MS  Van  Kampen  American   Capital  -  VKAC
Real Estate                              L.I.T. Real Estate


2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

    Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

    Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

    Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

    The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

    Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

    Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.  CHARGES UNDER THE CONTRACT

    Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

    Deductions for Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

    Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

    If the above proves insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

 4.  COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL

    The following is a summary of the net assets applicable to outstanding units of capital, at December 31, 1997 for each investment division:

                                                 Units      Unit Price          Total
                                                                                Variable
                                                                                Annuity
                                                                                Contract
                                                                                Liabilities
                                            ---------------------------------------------

      Alger American Growth Portfolio                                           $5,325,011

                                             417,162.093344   $12.764850
      Alger American Small-Cap Fund                                             3,761,424
                                             337,576.934006    11.142421

      American Century VP Capital             82,255.580421     9.218138        758,243

      Appreciation

      American Century VP International                                         3,682,891
                                             298,156.618004    12.352202

      Berger Small Company Growth Fund                                          1,714,451
                                             124,653.314081    13.753753

      Federated American Leaders Fund II                                        19,505,334
                                            1,426,437.132589   13.674163

      Federated Fund for U.S. Government                                        8,737,458
      Securities II                          815,966.267055    10.708112

      Federated Utility Fund II                                                 2,095,134
                                             168,289.275456    12.449601

      INVESCO VIF High Yield                                                    16,450,150
                                            1,360,680.672366   12.089647

      INVESCO VIF Industrial Income                                             16,866,966
                                            1,271,028.347902   13.270330

      INVESCO VIF Total Return                                                  12,481,815
                                             996,949.397078    12.520008

      Janus Aspen Aggressive Growth                                             3,658,198
                                             331,141.898873    11.047221

      Janus Aspen Growth                                                        16,677,892
                                            1,335,813.247780   12.485197


     Janus Aspen Worldwide Growth                                              27,867,556
                                            2,208,663.793651   12.617383

      Lexington Emerging Markets                                8.997550        2,784,939
                                             309,521.913707

      Montgomery Variable Series: Growth                                         8,495,172
                                             643,624.379107    13.198960

      Montgomery Variable Series:                               9.887414        2,061,492
      International Small-Cap                208,496.594980

      Safeco RST Equity                                                         4,226,139

                                             357,176.258327    11.832084
      Schwab Asset Director High Growth                                         3,638,259
                                             284,530.361110    12.786891

      Schwab Money Market                                                       43,162,722
                                            4,114,002.582530   10.491661

      Schwab S&P 500                                                            29,223,937
                                            2,115,859.532761   13.811851

      SteinRoe Capital Appreciation                                              10,464,971
                                             952,879.987669    10.982465

      Strong Discovery Fund II                                                  2,438,778
                                             211,488.120614    11.531512

      Van Eck Worldwide Hard Assets                                             1,331,884
                                             132,622.354765    10.042678

      Van Kampen American Capital L.I.T.                                        1,858,577
      Real Estate                            176,075.274567    10.555580
                                                                       --------------

      TOTAL
                                                                       $249,269,393
                                                                       ==============

   5.  SELECTED DATA

                        The following is a summary of selected data for a unit of capital of the Series Account.

                                              American                                   Federated
                        Alger        Alger    Century    American  Berger    Federated   Fund for             INVESCO
                        American   American   VP         Century   Small     American      U.S.     Federated VIF High
                        Growth     Small-Cap  Captial    VP        Company    Leaders   Government  Utility     Yield
                        Portfolio    Fund     AppreciatioInternatioGrowth     Fund II   Securities   Fund II
                                                                     Fund                   II
                        ------------------------------------------------------------------------------------------------

   Date Commenced       11/01/96   11/01/96    11/01/96  11/01/96  05/01/97  11/01/96    11/01/96   05/01/97  11/01/96
   Operations

   1997
    Beginning Unit         $10.24     $10.09       $9.61    $10.49    $10.00     $10.42       $9.97     $10.00    $10.39
   Value
                        ================================================================================================
    Ending Unit Value      $12.76     $11.14       $9.22    $12.35    $13.75     $13.67      $10.71     $12.45    $12.09
                        ================================================================================================
    Number of Units    417,162.09  337,576.93  82,255.58  298,156.62 124,653.31
                                                                            1,426,437.13  815,966.27  168,289.28  1,360,680.67
   Outstanding
                        ================================================================================================


   1996
    Beginning Unit         $10.00     $10.00      $10.00    $10.00               $10.00      $10.00               $10.00
   Value
                        ================================================================================================
    Ending Unit Value      $10.24     $10.09       $9.61    $10.49               $10.42       $9.97               $10.39
                        ================================================================================================
    Number of Units                 4,080.46                                  65,888.88    9,330.15
   Outstanding           1,166.64              30,139.13   13,399.99                                           52,043.52
                        ================================================================================================










   5.  SELECTED DATA



                       INVESCO                                                                   Montgomery
                       VIF        INVESCO  Janus                Janus      Lexington Montgomery   Variable
                       Industrial VIF      Aspen     Janus      Aspen      Emerging   Variable     Series:   Safeco
                         Income   Total    AggressiveAspen      Worldwide   Markets    Series:   InternationaRST
                                   Return   Growth     Growth     Growth               Growth     Small-Cap   Equity
                       -----------------------------------------------------------------------------------------------

   Date Commenced       11/01/96  11/01/96 11/01/96   11/01/96   11/01/96  11/01/96   11/01/96    11/01/96   05/01/97
   Operations

   1997
    Beginning Unit          $10.44    $10.27    $9.89     $10.26     $10.42    $10.26     $10.35      $10.51     $10.00
   Value
                       ===============================================================================================
    Ending Unit Value       $13.27    $12.52   $11.05     $12.49     $12.62     $9.00     $13.20       $9.89     $11.83
                       ===============================================================================================
    Number of Units  1,271,028.35  996,949.40  331,141.90 1,335,813.25
                                                                   2,208,663.79 309,521.91 643,624.38  208,496.59 357,176.26
   Outstanding
                       ===============================================================================================


   1996
    Beginning Unit          $10.00    $10.00   $10.00     $10.00     $10.00    $10.00     $10.00      $10.00
   Value
                       ===============================================================================================
    Ending Unit Value       $10.44    $10.27    $9.89     $10.26     $10.42    $10.26     $10.35      $10.51
                       ===============================================================================================
    Number of Units                                                                    11,226.77    3,230.28
   Outstanding           68,873.87  3,927.31  6,698.73  93,598.79  51,982.38  18,281.42
                       ===============================================================================================











   5.  SELECTED DATA




                                                                                            Van
                        Schwab                             SteinRoe    Strong    Van Eck    Kampen
                        Asset        Schwab    Schwab     Capital     Discovery  Worldwide  American
                        Director      Money     S&P 500   Appreciation Fund II   Hard       Capital
                        High         Market                                        Assets   L.I.T.
                          Growth                                                            Real
                                                                                              Estate
                        -------------------------------------------------------------------------------

   Date Commenced        11/01/96   11/01/96    11/01/96   11/01/96   11/01/96    11/01/96   09/17/97
   Operations

   1997
    Beginning Unit           $10.35    $10.07      $10.52     $10.27      $10.44     $10.31      $10.00
   Value
                        ===============================================================================
    Ending Unit Value        $12.79    $10.49      $13.81     $10.98      $11.53     $10.04      $10.56
                        ===============================================================================
    Number of Units     284,530.36  4,114,002.58  2,115,859.53
                                                            952,879.99   211,488.12  132,622.35  176,075.27
   Outstanding
                        ===============================================================================


   1996
    Beginning Unit           $10.00    $10.00      $10.00     $10.00      $10.00     $10.00
   Value
                        ===============================================================================
    Ending Unit Value        $10.35    $10.07      $10.52     $10.27      $10.44     $10.31
                        ===============================================================================
    Number of Units                                                    24,613.07   2,220.85
   Outstanding          16,525.39   297,045.95   62,674.08  70,715.11
                        ===============================================================================


6.  CHANGE IN SHARES

    The following is a summary of the net change in total investment shares held in each of the respective underlying funds:

                               For the Year Ended
                                  December 31,
                                                     --------------------------
                                                         1997         1996
                                                     --------------------------

    Alger American Fund  - American Growth              124,230         348
    Alger American Fund  - American Small-Cap            84,866       1,007
    American Century VP Funds  - VP Capital              50,095      28,295
    Appreciation
    American Century VP Funds  - VP International       514,988      23,588
    Berger Funds  - IPT Small Company Growth            139,164           -
    Federated Services Company  - American Leaders      949,262      44,718
    Fund II
    Federated Services Company  - Fund for U.S.         823,999       7,641
    Government Securities II
    Federated Services Company  - Utility Fund II       141,180           -
    INVESCO Variable Investment Funds  - High Yield                  44,423
                                                      1,273,625
    INVESCO Variable Investment Funds  - Industrial     944,337      47,941
    Income
    INVESCO Variable Investment Funds  - Total          786,142       3,054
    Return
    Janus Aspen Funds  - Aggressive Growth              175,614       2,508
    Janus Aspen Funds  - Growth                         844,128      59,080
    Janus Aspen Funds  - Worldwide Growth                            24,529
                                                      1,166,533
    Lexington Management Corp  - Emerging Markets       295,293      16,328
    Montgomery Funds  - Growth                          550,279       9,190
    Montgomery Funds  - International Small-Cap         245,969       3,183
    Safeco  - RST Equity Portfolio                      168,136           -
    Schwab - Asset Director High Growth                 267,505      13,188
    Schwab - Money Market
                                                     40,084,624   2,972,996
    Schwab - S&P 500                                                 56,788
                                                      2,020,817
    SteinRoe Funds  - Special Venture Variable          545,551      34,800
    Series
    Strong Capital Mgmt Inc.  - Discovery Fund II       181,176      20,832
    Van Eck Investment Trust  - Worldwide Hard           83,285       1,370
    Assets
    MS Van Kampen American Capital  - VKAC L.I.T.       112,555           -
    Real Estate

                                       PART C
                                  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

      (a)   Financial Statements


      The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1997, 1996 and 1995 are included in the prospectus.


      (b)   Exhibits

            (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Registration Statement.

            (2)  Not applicable.

            (3) Copy of distribution contract between Depositor and Principal Underwriter to be filed by amendment is incorporated by reference to Registrant's Pre-Effective Amendment No. 2.

            (4)  Copy  of  the  form  of  the  variable   annuity   contract  is
            incorporated by reference to Registrant's Pre-Effective Amendment No. 1.

            (5) Copy of the form of application to be used with the variable annuity contract provided pursuant to (4) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1.

            (6) Copy of Articles of Incorporation and Bylaws of Depositor is incorporated by reference to Registrant's Pre-Effective Amendment No. 2.

            (7)  Not applicable.

            (8) Copies of participation agreements with underlying funds are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 and attached as Exhibit 8.

            (9) Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by referenced to Registrant's Registration Statement.


             (10) (a)  (a)  Written  Consent  of  Jorden  Burt  Boros  Cicchetti
               Berenson & Johnson LLP is attached as Exhibit

                           10a.

            (b) Written Consent of Deloitte & Touche LLP is attached as Exhibit 10b.

            (c) Written Consent of Ruth B. Lurie is attached as Exhibit 10c.

            (11)  Not Applicable.

            (12)  Not Applicable.

            (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Registration Statement.


Item 25.    Directors and Officers of the Depositor

                                                            Position and Offices
Name                    Principal Business Address             with Depositor

James Balog             2205 North Southwinds Boulevard                 Director
                        Vero Beach, Florida  32963

James W. Burns, O.C.                (4)                           Director

Orest T. Dackow               (3)                           Director


Andre Desmarais               (4)                           Director


Paul Desmarais, Jr.                 (4)                           Director

Robert G. Graham        574 Spoonbill Drive                       Director
                        Sarasota, Florida  34236

Robert Gratton                      (5)                           Chairman

N. Berne Hart                 2552 East Alameda Avenue, #99             Director
                        Denver, Colorado  80209

Kevin P. Kavanagh             (1)                                  Director

William Mackness        61 Waterloo Street                        Director
                        Winnipeg, Manitoba R3N 0S3


William T. McCallum                 (3)                  Director, President and
                                                         Chief Executive Officer


Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited             Director
                        P.O. Box 130
                        265 Commercial Street
                        North Sydney, Nova Scotia  B2A 3M2


P. Michael Pitfield, P.C., Q.C.           (4)                           Director

Michel Plessis-Belair, F.C.A.       (4)                                Director


Brian Walsh                                                         Director
                        Veritas Capital Management, LLC
                        115 East Putnam Avenue
                        Greenwich, Connecticut  06830


Glen Derback                        (3)                       Vice President
                                                                 and Controller

John A. Brown                       (3)                  Senior Vice-President,
                                                            Sales,
                                                            Financial Services


Donna A. Goldin                     (2)            Executive Vice-President and
                                                       Chief Operating Officer,
                                                     One Corporation

Mitchell T.G. Graye                 (3)             Senior Vice-President, Chief
                                                            Financial Officer


John T. Hughes                      (3)             Senior Vice-President, Chief
                                                            Investment Officer

D. Craig Lennox                     (3)           Senior Vice-President, General
                                                          Counsel and Secretary
Dennis Low                    (3)                     Executive Vice-President,
                                                           Financial Services


Alan D. MacLennan             (3)                   Executive Vice-President,
                                                    Employee Benefits


Steven H. Miller                    (2)                   Senior Vice President,
                                                    Employee Benefits, Sales

James D. Motz                       (2)                Executive Vice-President,
                                                    Employee Benefits


Charles P. Nelson             (3)                 Senior Vice-President, Public
                                                    Non-Profit Markets


Martin L. Rosenbaum                 (2)          Senior Vice-President, Employee
                                                    Benefits Operations


Robert K. Shaw                      (3)                  Senior Vice-President,
                                                     Individual  Markets

Douglas L. Wooden             (3)                   Executive Vice-
                                                   President, Financial Services

--------------------------------------

(1)   100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)   8505 East Orchard Road, Englewood, Colorado  80111.

(3)   8515 East Orchard Road, Englewood, Colorado  80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.


Item 26. Persons controlled by or under common control with the Depositor or Registrant


      See Page C-4.

Item 27.    Number of Contractowners

      As of March 31, 1998, there were 4269 Contractowners.

Item 28.    Indemnification

      Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                          Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

         As used in this Article:

         (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

 Persons controlled by or under common control with the Depositor or Registrant



Power Corporation of Canada

        100% - Marquette Communications Corporation 100% - 171263 Canada Inc.
                  68.1% - Power Financial Corporation
                        81.2% - Great-West Lifeco Inc.
                              99.5% - The Great-West Life Assurance Company
                                    100% - Great-West Life & Annuity Insurance Company
                                          100% - First Great-West Life & Annuity Insurance Company
                                          100% - GW Capital Management, LLC
                      100% Orchard Capital Management, LLC
              100% - Financial Administrative Services Corporation
                                          100% - One Corporation
                    100% - One Health Plan of Illinois, Inc.
                                                100% - One Health Plan of Texas, Inc.
                                                100% - One Health Plan of California, Inc.
                                                100% - One Health Plan of Colorado, Inc.
                                                100% - One Health Plan of Georgia, Inc.
                                                100% - One Health Plan of North Carolina, Inc.
                                                100% - One Health Plan of Washington, Inc.
                                                100% - One Health Plan of Ohio, Inc.
                                                100% - One Health Plan of Tennessee, Inc.
                                                100% - One Health Plan of Oregon, Inc.
                                                100% - One Health Plan of Florida, Inc.
                                                100% - One Health Plan of Indiana, Inc.
                                                100% - One Health Plan of Massachusetts, Inc.
                                                100% - One Orchard Equities, Inc.
                                          100% - Great-West Benefit Services, Inc.
                     13% - Private Healthcare Systems, Inc.
                                          100% - Benefits Communication Corporation
                       100% - BenefitsCorp Equities, Inc.
                                          100% - Greenwood Property Corporation
                                           95% - Maxim Series Fund, Inc.*
                                          100% - GWL Properties Inc.
                                                100% - Great-West Realty Investments, Inc.
                          50% - Westkin Properties Ltd.
                       100% - Confed Admin Services, Inc.
                                           92%** - Orchard Series Fund


* 5% New England Life Insurance Company
      ** 8% New England Life Insurance Company

         (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

         (3) "Expenses" includes counsel fees.

         (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

         (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

         (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

         (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

         (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

               (a)   The person conducted himself or herself in good faith;

               (b) The person reasonably believed:

                     (I) In the case of conduct in an official capacity with the
                     corporation,   that   his  or  her   conduct   was  in  the
                     corporation's best interests; or

                     (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

         (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection
         (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
         (a) of subsection (1) of this section.

         (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

         (4) A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

               (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

         (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

               Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

         (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

         (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

         (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

         (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

               (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

               (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

         (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in
         Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2) The determinations required to be made under subsection (1) of this section shall be made:

               (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

               (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

         (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

               (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

               (b) By the shareholders.

         (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

         (1) Unless otherwise provided in the articles of incorporation:

               (a) An officer is entitled  to  mandatory  indemnification  under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

               A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

         (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

         (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

               If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                   Bylaws of GWL&A

         Article II, Section 11.  Indemnification of Directors.

               The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.



Item 29. Principal Underwriter

         (a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant.

         (b)    Directors and Officers of Schwab

                                                   Position and Offices
Name                 Principal Business Address         with Underwriter


Charles R. Schwab          (1)                  Chairman and Director

David S. Pottruck          (1)                  Chief Executive Officer and Director

Timothy F. McCarthy        (1)                  President and Chief Operating Officer

Steven L. Scheid           (1)                  Executive Vice President and Chief Financial Officer
                                                and Director

Luis E. Valencia           (1)                  Executive Vice President and Chief Administrative
                                                Officer

Daniel O. Leemon           (1)                  Executive Vice President and Chief Strategy Officer

Dawn G. Lepore             (1)                  Executive Vice President and Chief Information Officer

Karen W.  Chang            (1)                  Enterprise President - General Investor Services

John P. Coghlan            (1)                  Enterprise President - Retirement Plan Services

Linnet F. Deily            (1)                  Enterprise President - Services for Investment
                                                Managers

Lon Gorman                 (1)                  Enterprise President - Capital Markets and Trading

Susanne D. Lyons           (1)                  Enterprise President - Retail Investor Specialized
                                                Services

Gideon Sasson              (1)                  Enterprise President - Electronic Brokerage

Tom D. Seip                (1)                  Enterprise President - International and Mutual Funds

Carrie Dwyer               (1)                  Executive Vice President - Corporate Oversight

Wayne W. Fieldsa           (1)                  Executive Vice President - Brokerage
                                                Operations

James M. Hackley           (1)                  Executive Vice President and Head of Branches

William J. Klipp           (1)                  Executive Vice President - SchwabFunds

John P.  McGonigle         (1)                  Executive Vice President - Third Party Funds

Peter J. McIntosh          (1)                  Executive Vice President - National Investor Services

Leonard Short              (1)                  Executive Vice President - CRS
                                                Advertising and Brand Management

Parkash P. Ahuja           (1)                  Senior Vice President - Administrative Services

Robert J. Almeida          (1)                  Senior Vice President - Internal Consulting &
                                                Auditing Division

Rhet L. Andrews            (1)                  Senior Vice President - Schwab Institutional
                                                Trading and Operations

Rochelle A. Bays           (1)                  Senior Vice President - CM & T Support Services

Michael Bentivoglio        (1)                  Senior Vice President - Planning, Reporting and
                                                Taxation

Michelle B. Blieberg       (1)                  Senior Vice President - HR Support Services

Reid P. Conklin            (1)                  Senior Vice President - South East Group

John Danton, Jr.           (1)                  Senior Vice President - Retail Financial Planning

Martha J. Deevy            (1)                  Senior Vice President - SITE Specialized Services

Neil Della Cava            (1)                  Senior Vice President - Administrative Strategy
                                                and Operations

Sally L. Chester           (1)                  Senior Vice President - Retail Operations
                                                and Processing

Evelyn S. Dilsaver         (1)                  Senior Vice President

Christopher V. Dodds       (1)                  Senior Vice President and Controller

Sidney J. Dorr             (1)                  Senior Vice President - Capital Markets & Trading

Katherine B. Dundale       (1)                  Senior Vice President - Service Center

Robert S. Duste            (1)                  Senior Vice President - International Technology

Stephen W. Eckels          (1)                  Senior Vice President - Brand Development &
                                                Communications

Kenneth Elmer              (1)                  Senior Vice President - Finance &
                                                Administration

Robert Errico              (1)                  Senior Vice President - Capital Markets
                                                Oversight

Michael S. Frazer          (1)                  Senior Vice President - Branch Network

James R. Freeman           (1)                  Senior Vice President - Risk Management
                                                and Investigations

Kirsten Garen              (1)                  Senior Vice President - Enterprise Technology

Edward V. Garlich, Jr.     (1)                  Senior Vice President - Schwab Research

Elizabeth W. Graves        (1)                  Senior Vice President -  Schwab Institutional Marketing

Gerald J. Graves           (1)                  Senior Vice President - Manager SIM Sales

Edward A. Greene           (1)                  Senior Vice President - Service to Institutions

Therese M. Haberle         (1)                  Senior Vice President - Chief Compliance Officer

Edward D. Hall             (1)                  Senior Vice President

Gerry L. Hansen            (1)                  Senior Vice President

Jan K. Hier-King           (1)                  Senior Vice President - Schwab Institutional
                                                Technology

Jacqueline B. Hipps        (1)                  Senior Vice President - Risk and Credit Services

Colleen M. Hummer          (1)                  Senior Vice President - Mutual Fund Operations

Daniel J. Keller           (1)                  Senior Vice President - Mutual Funds Technology

Michael S. Knight          (1)                  Senior Vice President - Midwest Group

Thomas E. Kreider          (1)                  Senior Vice President - Branch Network

John Ladensack             (1)                  Senior Vice President - Fixed Income

Gloria J. Lau              (1)                  Senior Vice President - Schwab International

Stanley D. Lauchner        (1)                  Senior Vice President - Securities Custody and
                                                Securities

Thomas N. Lawrie           (1)                  Senior Vice President - Electronic Brokerage Services

Albert W. Lietz            (1)                  Senior Vice President - Branch Network

James G. Losi              (1)                  Senior Vice President - Retail and Chief Administrative
                                                Officer

Jeffrey M. Lyons           (1)                  Senior Vice President - Mutual Funds Marketing

Elinor MacKinnon           (1)                  Senior Vice President - Retail Systems

Joseph R. Martinetto       (1)                  Senior Vice President - Treasurer

Frederick E. Matteson      (1)                  Senior Vice President - SITE Operations and
                                                Infrastructure

Benjamin McMahan           (1)                  Senior Vice President - Service Center

Kevin D. Moran             (1)                  Senior Vice President and Chief of Staff

Roger G. Neaves            (1)                  Senior Vice President - Production Services

James C. Nunan             (1)                  Senior Vice President - Training and Development

Geoffrey Penney            (1)                  Senior Vice President, Financial Products and

                                                  International Technology Solutions


Kenneth W. Perlman         (1)                  Senior Vice President - Capital Markets & Trading -
Regulatory Division

Earlene Perry              (1)                  Senior Vice President - Retail Operations

Mark A. Phillips           (1)                  Senior Vice President - Branch Network

Hugo W. Quackenbush        (1)                  Senior Vice President - Corporate Communications

Edward M. Rodden           (1)                  Senior Vice President - Affluent Customer Enterprise

Katherine B. Rohrbach      (1)                  Senior Vice President and Chief Communications
                                                Officer

Myra J. Rothfeld           (1)                  Senior Vice President - Customer Development and
                                                Retention

Louise J. Rothman          (1)                  Senior Vice President - Compensation & Benefits

Kathryn R. Sederholm       (1)                  Senior Vice President - Branch Network

David   W. Shaver          (1)                  Senior Vice President - Marketing

Arthur V. Shaw             (1)                  Senior Vice President - Electronic Brokerage

Maurisa Sommerfield        (1)                  Senior Vice President - Affluent Customer Segment

Paul Schott Stevens        (1)                  Senior Vice President and Chief Counsel -
                                                Mutual Funds

Ray Straka                 (1)                  Senior Vice President - Finance and Corporate
                                                  Administration Technology Support

William C. Struyk          (1)                  Senior Vice President - International Compliance

Michelle M. Swenson        (1)                  Senior Vice President - Mutual Funds Marketing and
                                                Development

Mark C. Thompson           (1)                  Senior Vice President - Government and Public
                                                Affairs

Daniel J. Voet             (1)                  Senior Vice President - Controller

Kevin B. Wheeler           (1)                  Senior Vice President - Staffing & Schwab University

Eddie L. Zeitler           (1)                  Senior Vice President - Information Security

Philip L. Zimmerman        (1)                  Senior Vice President - Risk and Credit Management


 --------------------------------------

(1)      101 Montgomery, San Francisco, California  94104.


         (c)   Commissions   and  other   compensation   received  by  Principal
Underwriter during registrant's last fiscal year:

                   Net
Name of        Underwriting            Compensation

Principal        Discounts and                on                    Brokerage

Underwriter       Commissions             Redemption               Commissions     Compensation


Schwab         $524,974.23                  -0-                    -0-                -0-



Item 30. Location of Accounts and Records

     All  accounts,  books,  or other  documents  required to be  maintained  by
     Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31. Management Services

         Not Applicable.

Item 32. Undertakings

         (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 13th day of April , 1998.

                                    VARIABLE ANNUITY-1 SERIES ACCOUNT
                                    (Registrant)



                                    By:   /s/ W.T. McCallum
                                          William T. McCallum, President
                                          and Chief Executive Officer of
                                          Great-West Life & Annuity
                                          Insurance Company


                                    GREAT-WEST LIFE & ANNUITY
                                    INSURANCE COMPANY
                                    (Depositor)



                                    By:   /s/ W.T. McCallum
                                          William T. McCallum, President
                                          and Chief Executive Officer

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                         Date



 /s/ R. Gratton*                                      4/13 , 1998
Director and Chairman of the
Board (Robert Gratton)



 /s/ W.T. McCallum                                    4/13 , 1998
Director, President and Chief Executive
Officer (William T. McCallum)



Signature and Title                                         Date




 /s/ M.T.G. Graye                                      4/13 , 1998
Senior Vice President and Chief
Financial Officer (M.T.G. Graye)



 /s/ J. Balog*                                         4/13 , 1998
Director, (James Balog)



 /s/ J.W. Burns*                                       4/13 , 1998
-------------------------------------                -------
Director, (James W. Burns)


 /s/ O.T. Dackow*                                      4/13 , 1998
Director (Orest T. Dackow)



                                                            , 1998
Director (Andre Desmarais)



 /s/ P. Desmarais, Jr.*                                4/13 , 1998
Director (Paul Desmarais, Jr.)



 /s/ R.G. Graham*                                      4/13 , 1998
Director (Robert G. Graham)



 /s/ N.B. Hart*                                       4/13 , 1998
Director (N. Berne Hart)



 /s/ K.P. Kavanagh*                                    4/13 , 1998
Director (Kevin P. Kavanagh)

Signature and Title                                         Date





 /s/ W. Mackness*                                      4/13 , 1998
Director (William Mackness)



 /s/ J.E.A. Nickerson*                                 4/13 , 1998
Director (Jerry E.A. Nickerson)



 /s/ P.M. Pitfield*                                    4/13 , 1998
Director (P. Michael Pitfield)



 /s/ Michell Plessis-Belair                            4/13 , 1998
Director (Michel Plessis-Belair)



 /s/ B.E. Walsh*                                       4/13 , 1998
Director (Brian E. Walsh)



*By:   /s/ D.C. Lennox                                 4/13 , 1998
      D. C. Lennox

     Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement and Pre-Effective Amendment No. 1 thereto.

                                 Exhibit Table
                                   Form N-4


Exhibit

1.    Certified copy of resolution of Board
      of Directors establishing Registrant                  1

3.    Copy of distribution contract between
      Depositor and Principal Underwriter             3

4.    Copy of the form of variable
      annuity contract                                2

5.    Copy of the form of application to be used with the variable contract 2

6.    (a) Copy of Articles of Incorporation of Depositor          3
      (b) Copy of Bylaws of Depositor                       3

8.    Copies of participation agreements
      with underlying funds                           2/4

9.    Opinion and consent of Ruth B. Lurie                  1

10. (a) Consent of Jorden Burt Berenson & Johnson LLP 4 (b) Consent of Deloitte & Touche LLP 4 (c) Consent of Ruth B. Lurie 4

13.   Schedule for computation of each
      performance quotation                           1

14.   Financial Data Schedule                         3


1 Filed with the Registration Statement.

2 Filed with Pre-Effective Amendment No. 1 to the Registration Statement.

3 Filed with Pre-Effective Amendment No. 2 to the Registration Statement.

4 Filed with this Post-Effective Amendment No. 2 to the Registration Statement.